SchwabFunds-Registered Trademark-

Schwab Equity
Index Funds

- Schwab S&P 500 Fund

- Schwab 1000 Fund-Registered Trademark-

- Schwab Small-Cap
  Index Fund-Registered Trademark-

- Schwab International
  Index Fund-Registered Trademark-

Annual Report
October 31, 1998

SCHWAB EQUITY INDEX FUNDS

We are pleased to bring you this annual report for the Schwab Equity Index Funds (the Funds) for the one-year period ended October 31, 1998. This report includes the following four Funds and all classes-- Investor Shares, e.Shares-TM- and Select Shares:-TM-

        Schwab S&P 500 Fund
        Schwab 1000 Fund-Registered Trademark-
        Schwab Small-Cap Index Fund-Registered Trademark-
        Schwab International Index Fund-Registered Trademark-

As covered in their respective sections of this report, all the Funds achieved their primary objectives of tracking or matching the price and dividend performance of their benchmark indices during the reporting period. In addition, the Funds also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results.

FUND LISTINGS

The Funds are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY and most local newspapers as follows under the heading
SCHWABFUNDS:-Registered Trademark-

  NEWSPAPER
   LISTING      SYMBOL
S&P e           SWPEX
S&P Inv         SWPIX
S&P Sel         SWPPX
1000 Inv r      SNXFX
1000 Sel        SNXSX
SmCp Inv        SWSMX
Sm Cp Sel       SWSSX
Intl Inv r      SWINX
Intl Sel        SWISX

CONTENTS

----------------------------------------------------
A Message from the Chairman                        1
----------------------------------------------------
What Every Investor Should Know                    2
----------------------------------------------------
Market Overview                                    4
----------------------------------------------------
Portfolio Management                               8
----------------------------------------------------
Schwab S&P 500 Fund                                9
----------------------------------------------------
Schwab 1000 Fund                                  15
----------------------------------------------------
Schwab Small-Cap Index Fund                       22
----------------------------------------------------
Schwab International Index Fund                   30
----------------------------------------------------
Financial Statements and Notes                    37
----------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

[PHOTO]

No doubt you've experienced the extreme volatility in the stock market over the past year. The 12-month reporting period ended October 31, 1998, has served as a clear example of how the performance of different asset classes can vary substantially over a given time frame. For example, domestic large-cap stocks made an impressive rebound in September and October to provide the highest asset-class returns for the period, even more spectacular when viewed against the lackluster performance of small-caps. Similarly, the divergence between the returns of value versus growth styles, Europe versus Asia, and emerging versus developed markets reflects the overall volatility that's been inherent in the market for the past year.

Given this divergent performance, we think the message is clear: Expect volatility, and understand that it's extremely difficult to predict which asset classes will be strong performers and which will suffer. One way to cushion the volatility is to be sure that you're adequately diversified in your investments and that you've properly allocated your assets based on your investing needs and goals. By investing in one of our SchwabFunds,-Registered Trademark- you've already taken an important step in building a portfolio that can help you meet your future goals. On the following pages, we outline several ways to help you reach those goals by establishing--or maintaining--an ongoing investment program.

In addition, as a Schwab Equity Index Fund shareholder, you probably know the benefits of investing for market returns in an index fund. Index investing continues to grow in popularity, because it allows investors to aim for overall market returns. It can be an excellent way to help reduce your risk by distributing your money across multiple securities, with lower costs than are typically incurred through actively managed funds.

The support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund families in the nation. CSIM now manages more than $77 billion in assets on behalf of more than 3.2 million SchwabFunds-Registered Trademark- shareholders. We offer a broad spectrum of 38 mutual funds for investors with varying financial situations and goals.

Once again, thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab
October 31, 1998

  THE YEAR 2000 AND EURO CONVERSION ISSUES

  Two issues with the potential to disrupt portfolio operations and affect performance are the inability of some computers to recognize the year 2000, and the conversion of certain European currencies to the euro beginning on January 1, 1999. The investment adviser will continue to take steps to enable its systems to handle these changes. With regard to the year 2000 problem, the investment adviser is also seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how either of these issues will affect portfolio administration, portfolio performance (particularly for portfolios with European exposure) or securities markets in general.

WHAT EVERY INVESTOR SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund can help reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

But remember that diversification across asset classes can be just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than bonds, cash or other asset classes, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolios. They also diversify their exposure across different stock market segments-- such as large-cap and small-cap U.S. stocks and international stocks, which have tended to move with less-than-perfect correlation over time. In short, allocating assets across market segments may help reduce your overall portfolio risk.

REGULAR-INVESTING STRATEGIES

Another way to help dampen the effects of short-term market volatility is to invest the same amount of money on a regular basis. With this investment strategy, known as DOLLAR-COST AVERAGING, you automatically buy more shares when stock or bond prices are low and fewer when they're high.

A hypothetical example can help illustrate this concept. Let's say you invest $400 on a monthly basis in a single mutual fund, as shown below. Because of fluctuating prices, your per-share purchase price varies monthly. A simple average of your five purchase prices would yield $8.20 per share; however, your AVERAGE COST BASIS (your total investment divided by the number of shares actually purchased) would be significantly lower--by more than $0.50 per share. The net result in this example is that your average cost per share is reduced and you'd have purchased more shares than you would have had you paid the average share price over the five-month period.

                                                    No. of
                           Fixed                    Shares
                        Investment   Share Price   Purchased
-------------------------------------------------------------
Month 1                       $400          $10           40
-------------------------------------------------------------
Month 2                       $400           $8           50
-------------------------------------------------------------
Month 3                       $400           $5           80
-------------------------------------------------------------
Month 4                       $400           $8           50
-------------------------------------------------------------
Month 5                       $400          $10           40
-------------------------------------------------------------
Totals                      $2,000          $41          260
-------------------------------------------------------------

AVERAGE SHARE PRICE ($41  DIVIDED BY 5 periods):       $8.20
YOUR AVERAGE COST BASIS
  ($2,000  DIVIDED BY 260 shares):                     $7.69
PER-SHARE ADVANTAGE:                                   $0.51

This example is for illustrative purposes only and is not intended to predict or guarantee the performance of any particular fund available through Schwab.

(Of course, in this example, hindsight shows you that your best move would have been to invest your entire $2,000 in Month 3, when the share price was at a low of $5--but it's unlikely that you would have been able to predict that.)

 SCHWAB'S 10 INVESTING PRINCIPLES

  1 START WITH THE BASICS FOR LONG-TERM INVESTING.

  2 GET STARTED NOW!

  3 KNOW YOURSELF.

  4 INVEST IN THE STOCK MARKET FOR GROWTH.

  5 TAKE A LONG-TERM VIEW.

  6 BUILD A DIVERSIFIED PORTFOLIO.

  7 CONSIDER BONDS AND CASH FOR DIVERSIFICATION AND INCOME.

  8 MINIMIZE YOUR EXPENSES.

  9 STAY ON TRACK.

 10 BECOME A LIFELONG INVESTOR.

In addition to reducing your per-share costs over time, dollar-cost averaging provides another benefit: the discipline of investing regularly. You're more likely to maintain a regular investment plan if it's automatic: You don't have to think about it, and you minimize any propensity to skip an investment in favor of some other expenditure. To encourage this discipline, Schwab offers you two convenient, no-cost ways to begin or maintain a program of regular investing:

Schwab's AUTOMATIC INVESTMENT PLAN (AIP) allows you to automatically purchase--on a regular basis-- additional shares in mutual funds that you already own. For amounts as little as $100 per month, you can use the cash or sweep shares of your existing Schwab Money Fund,(1) or you can enroll in Schwab's free MoneyLink Transfer Service to automatically transfer money to your Schwab account.

With MONEYLINK,-TM- Schwab's electronic funds transfer service, you can arrange to regularly and automatically transfer money between your bank account and your Schwab account. It's a convenient way to build your investment over time.

Please be aware that these programs--and dollar-cost averaging in general--do not ensure a profit or protect against a loss, and investors should know that markets fall as well as rise. Because dollar-cost averaging involves continuous investment in securities regardless of fluctuating prices, you should consider your financial ability to purchase in both up and down markets. Over the long term, however, dollar-cost averaging may help to smooth out volatility caused by short-term market trends. For more information, please call us at 1-800-435-4000.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in our SchwabFunds.-Registered Trademark- In addition to our automated methods that allow you to invest or transfer money to your Schwab account on a regular basis, you can also invest through our Web site at WWW.SCHWAB.COM; through our automated touchtone telephone service, TeleBroker,-Registered Trademark- by calling 1-800-272-4922; or in person at any of our nationwide branches.

(1)Includes uninvested cash and margin cash available. If sufficient cash is not available, your automatic purchases will not be made.

 KEEPING YOU INFORMED

  You can find a wealth of information about our investment philosophy and Funds, as well as the market and economic environments at our Web site:
  WWW.SCHWAB.COM/SCHWABFUNDS.

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued to grow at a strong real rate of 3.5% during the first three quarters of 1998--well in excess of the Federal Reserve's estimated noninflationary growth rate of 2.0% to 2.75%. Hurt by the Asian economic crisis and declining exports, the growth rate slowed from 5.5% in the first quarter to 1.8% in the second quarter. Strong consumer spending--which represents about two-thirds of economic activity-- helped the growth rate rebound to 3.3% during the third quarter.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL GDP GROWTH RATE
  QUARTERLY PERCENTAGE CHANGE (ANNUALIZED
                   RATE)

Q1 1990                                            3.9%
Q2 1990                                            1.2%
Q3 1990                                           -1.9%
Q4 1990                                           -4.0%
Q1 1991                                           -2.1%
Q2 1991                                            1.8%
Q3 1991                                            1.0%
Q4 1991                                            1.0%
Q1 1992                                            4.7%
Q2 1992                                            2.5%
Q3 1992                                            3.0%
Q4 1992                                            4.3%
Q1 1993                                            0.1%
Q2 1993                                            2.0%
Q3 1993                                            2.1%
Q4 1993                                            5.3%
Q1 1994                                            3.0%
Q2 1994                                            4.7%
Q3 1994                                            1.8%
Q4 1994                                            3.6%
Q1 1995                                            1.7%
Q2 1995                                            0.4%
Q3 1995                                            3.3%
Q4 1995                                            2.8%
Q1 1996                                            3.3%
Q2 1996                                            6.1%
Q3 1996                                            2.1%
Q4 1996                                            4.2%
Q1 1997                                            4.2%
Q2 1997                                            4.0%
Q3 1997                                            4.2%
Q4 1997                                            3.0%
Q1 1998                                            5.5%
Q2 1998                                            1.8%
Q3 1998                                            3.9%
Source: BLOOMBERG L.P.

At the time of this writing, the consensus of most economists is that the U.S. economy appears poised for growth--but at a more moderate rate than over the previous nine months. High levels of consumer confidence, low interest rates, rising real wages and strong gains in stock prices have been the principal factors continuing this lengthy expansion. Uncertainties persist, however, as to the ultimate effect that international economic problems may have on the U.S. economy, particularly on corporate earnings. Going forward, the behavior of domestic consumers in response to recent stock market volatility also may be a key determinant of whether the economy continues on its current course or softens in 1999.

UNEMPLOYMENT

After declining to 4.3% in April and May--its lowest level in 28 years--the U.S. unemployment rate stood at 4.6% in October. Labor markets have become extremely tight, growth in the labor force has slowed and wage increases are beginning to put more pressure on labor costs (see Employment Cost Index on the following page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   U.S. UNEMPLOYMENT RATE

Jan-90                             5.4%
Feb-90                             5.3%
Mar-90                             5.2%
Apr-90                             5.4%
May-90                             5.4%
Jun-90                             5.2%
Jul-90                             5.5%
Aug-90                             5.7%
Sep-90                             5.9%
Oct-90                             5.9%
Nov-90                             6.2%
Dec-90                             6.3%
Jan-91                             6.4%
Feb-91                             6.6%
Mar-91                             6.8%
Apr-91                             6.7%
May-91                             6.9%
Jun-91                             6.9%
Jul-91                             6.8%
Aug-91                             6.9%
Sep-91                             6.9%
Oct-91                             7.0%
Nov-91                             7.0%
Dec-91                             7.3%
Jan-92                             7.3%
Feb-92                             7.4%
Mar-92                             7.4%
Apr-92                             7.4%
May-92                             7.6%
Jun-92                             7.8%
Jul-92                             7.7%
Aug-92                             7.6%
Sep-92                             7.6%
Oct-92                             7.3%
Nov-92                             7.4%
Dec-92                             7.4%
Jan-93                             7.3%
Feb-93                             7.1%
Mar-93                             7.0%
Apr-93                             7.1%
May-93                             7.1%
Jun-93                             7.0%
Jul-93                             6.9%
Aug-93                             6.8%
Sep-93                             6.7%
Oct-93                             6.8%
Nov-93                             6.6%
Dec-93                             6.5%
Jan-94                             6.6%
Feb-94                             6.6%
Mar-94                             6.5%
Apr-94                             6.4%
May-94                             6.0%
Jun-94                             6.1%
Jul-94                             6.1%
Aug-94                             6.1%
Sep-94                             5.9%
Oct-94                             5.8%
Nov-94                             5.6%
Dec-94                             5.4%
Jan-95                             5.6%
Feb-95                             5.4%
Mar-95                             5.4%
Apr-95                             5.7%
May-95                             5.6%
Jun-95                             5.6%
Jul-95                             5.7%
Aug-95                             5.7%
Sep-95                             5.7%
Oct-95                             5.6%
Nov-95                             5.6%
Dec-95                             5.6%
Jan-96                             5.7%
Feb-96                             5.5%
Mar-96                             5.5%
Apr-96                             5.5%
May-96                             5.5%
Jun-96                             5.3%
Jul-96                             5.5%
Aug-96                             5.2%
Sep-96                             5.2%
Oct-96                             5.3%
Nov-96                             5.4%
Dec-96                             5.3%
Jan-97                             5.3%
Feb-97                             5.3%
Mar-97                             5.2%
Apr-97                             5.0%
May-97                             4.8%
Jun-97                             5.0%
Jul-97                             4.9%
Aug-97                             4.9%
Sep-97                             4.9%
Oct-97                             4.8%
Nov-97                             4.6%
Dec-97                             4.7%
Jan-98                             4.7%
Feb-98                             4.6%
Mar-98                             4.7%
Apr-98                             4.3%
May-98                             4.3%
Jun-98                             4.5%
Jul-98                             4.5%
Aug-98                             4.5%
Sep-98                             4.6%
Oct-98                             4.6%
SOURCE: BLOOMBERG L.P.

INFLATION

Price inflation remained remarkably well contained. The Consumer Price Index
(CPI) rose just 1.5% for the year ended October 1998, reaching levels during the reporting period that were the lowest since January 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.3%--also very low.

The Employment Cost Index (ECI), which measures inflation in wages, salaries and benefits, increased 3.7% for the year ended September 30, 1998--its largest increase in more than six years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MEASURES OF INFLATION

                              Monthly Consumer Price Index              Quarterly Employment Cost Index
Jan-90                                                5.2%     Jan-90                             5.46%
Feb-90                                                5.3%     Feb-90                             5.46%
Mar-90                                                5.2%     Mar-90                             5.46%
Apr-90                                                4.7%     Apr-90                             5.40%
May-90                                                4.4%     May-90                             5.40%
Jun-90                                                4.7%     Jun-90                             5.40%
Jul-90                                                4.8%     Jul-90                             5.22%
Aug-90                                                5.6%     Aug-90                             5.22%
Sep-90                                                6.2%     Sep-90                             5.22%
Oct-90                                                6.3%     Oct-90                             4.87%
Nov-90                                                6.3%     Nov-90                             4.87%
Dec-90                                                6.1%     Dec-90                             4.87%
Jan-91                                                5.7%     Jan-91                             4.60%
Feb-91                                                5.3%     Feb-91                             4.60%
Mar-91                                                4.9%     Mar-91                             4.60%
Apr-91                                                4.9%     Apr-91                             4.55%
May-91                                                5.0%     May-91                             4.55%
Jun-91                                                4.7%     Jun-91                             4.55%
Jul-91                                                4.4%     Jul-91                             4.30%
Aug-91                                                3.8%     Aug-91                             4.30%
Sep-91                                                3.4%     Sep-91                             4.30%
Oct-91                                                2.9%     Oct-91                             4.28%
Nov-91                                                3.0%     Nov-91                             4.28%
Dec-91                                                3.1%     Dec-91                             4.28%
Jan-92                                                2.6%     Jan-92                             4.03%
Feb-92                                                2.8%     Feb-92                             4.03%
Mar-92                                                3.2%     Mar-92                             4.03%
Apr-92                                                3.2%     Apr-92                             3.63%
May-92                                                3.0%     May-92                             3.63%
Jun-92                                                3.1%     Jun-92                             3.63%
Jul-92                                                3.2%     Jul-92                             3.50%
Aug-92                                                3.1%     Aug-92                             3.50%
Sep-92                                                3.0%     Sep-92                             3.50%
Oct-92                                                3.2%     Oct-92                             3.48%
Nov-92                                                3.0%     Nov-92                             3.48%
Dec-92                                                2.9%     Dec-92                             3.48%
Jan-93                                                3.3%     Jan-93                             3.52%
Feb-93                                                3.2%     Feb-93                             3.52%
Mar-93                                                3.1%     Mar-93                             3.52%
Apr-93                                                3.2%     Apr-93                             3.59%
May-93                                                3.2%     May-93                             3.59%
Jun-93                                                3.0%     Jun-93                             3.59%
Jul-93                                                2.8%     Jul-93                             3.55%
Aug-93                                                2.8%     Aug-93                             3.55%
Sep-93                                                2.7%     Sep-93                             3.55%
Oct-93                                                2.8%     Oct-93                             3.53%
Nov-93                                                2.7%     Nov-93                             3.53%
Dec-93                                                2.7%     Dec-93                             3.53%
Jan-94                                                2.5%     Jan-94                             3.23%
Feb-94                                                2.5%     Feb-94                             3.23%
Mar-94                                                2.5%     Mar-94                             3.23%
Apr-94                                                2.4%     Apr-94                             3.21%
May-94                                                2.3%     May-94                             3.21%
Jun-94                                                2.5%     Jun-94                             3.21%
Jul-94                                                2.8%     Jul-94                             3.18%
Aug-94                                                2.9%     Aug-94                             3.18%
Sep-94                                                3.0%     Sep-94                             3.18%
Oct-94                                                2.6%     Oct-94                             2.99%
Nov-94                                                2.7%     Nov-94                             2.99%
Dec-94                                                2.7%     Dec-94                             2.99%
Jan-95                                                2.8%     Jan-95                             2.88%
Feb-95                                                2.9%     Feb-95                             2.88%
Mar-95                                                2.9%     Mar-95                             2.88%
Apr-95                                                3.1%     Apr-95                             2.87%
May-95                                                3.2%     May-95                             2.87%
Jun-95                                                3.0%     Jun-95                             2.87%
Jul-95                                                2.8%     Jul-95                             2.68%
Aug-95                                                2.6%     Aug-95                             2.68%
Sep-95                                                2.5%     Sep-95                             2.68%
Oct-95                                                2.8%     Oct-95                             2.75%
Nov-95                                                2.6%     Nov-95                             2.75%
Dec-95                                                2.5%     Dec-95                             2.75%
Jan-96                                                2.7%     Jan-96                             2.80%
Feb-96                                                2.7%     Feb-96                             2.80%
Mar-96                                                2.8%     Mar-96                             2.80%
Apr-96                                                2.9%     Apr-96                             2.87%
May-96                                                2.9%     May-96                             2.87%
Jun-96                                                2.8%     Jun-96                             2.87%
Jul-96                                                3.0%     Jul-96                             2.84%
Aug-96                                                2.9%     Aug-96                             2.84%
Sep-96                                                3.0%     Sep-96                             2.84%
Oct-96                                                3.0%     Oct-96                             2.91%
Nov-96                                                3.3%     Nov-96                             2.91%
Dec-96                                                3.3%     Dec-96                             2.91%
Jan-97                                                3.0%     Jan-97                             2.88%
Feb-97                                                3.0%     Feb-97                             2.88%
Mar-97                                                2.8%     Mar-97                             2.88%
Apr-97                                                2.5%     Apr-97                             2.79%
May-97                                                2.2%     May-97                             2.79%
Jun-97                                                2.3%     Jun-97                             2.79%
Jul-97                                                2.2%     Jul-97                             2.99%
Aug-97                                                2.2%     Aug-97                             2.99%
Sep-97                                                2.2%     Sep-97                             2.99%
Oct-97                                                2.1%     Oct-97                             3.29%
Nov-97                                                1.8%     Nov-97                             3.29%
Dec-97                                                1.7%     Dec-97                             3.29%
Jan-98                                                1.6%     Jan-98                             3.26%
Feb-98                                                1.4%     Feb-98                             3.26%
Mar-98                                                1.4%     Mar-98                             3.26%
Apr-98                                                1.4%     Apr-98                             3.50%
May-98                                                1.7%     May-98                             3.50%
Jun-98                                                1.7%     Jun-98                             3.50%
Jul-98                                                1.7%     Jul-98                             3.70%
Aug-98                                                1.6%     Aug-98                             3.70%
Sep-98                                                1.5%     Sep-98                             3.70%
Oct-98                                                1.5%     Oct-98
Source: BLOOMBERG L.P.

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Through the third quarter of 1998, year-to-date nonfarm productivity grew at an annualized rate of 2.3%, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

The 12-month reporting period served as a textbook example of the benefits of asset allocation, demonstrating that various segments of the equity market can exhibit markedly divergent returns as well as the relative stability of bond and cash asset classes.

The equity markets experienced significant volatility throughout the period; however, what was truly remarkable was the difference between the returns of large- and small-cap stocks. Large-cap stocks, as represented by the S&P 500-Registered Trademark- Index, achieved a total return of 22.0% for the 12-month period, while small-cap stocks, as represented by the Russell 2000-Registered Trademark- Index, experienced a total decline of 11.9%, resulting in a difference of 33.9% between the 12-month total returns for the two asset classes.

International stock returns were characterized by the markedly divergent performance of Asian countries, which experienced significant declines, and European countries, which experienced healthy gains for the period. International stock returns, as represented by the MSCI-EAFE-Registered Trademark- Index, experienced a positive total return of 9.7% for the 12-month reporting period.

Reflecting the decline in interest rates, fixed income returns were generally strong for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 9.3% for the 12-month reporting period.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      TOTAL-RETURN PERFORMANCE
VALUE OF A HYPOTHETICAL $1 INVESTMENT
                                                                   RUSSELL
                                       S&P 500-REGISTERED      2000-REGISTERED
                                           TRADEMARK-             TRADEMARK-         MSCE-EAFE-REGISTERED     LEHMAN AGGREGATE
                                              INDEX                 INDEX              TRADEMARK- INDEX          BOND INDEX
Inception                                            1.000                   1.000                    1.000               1.000
Nov-97                                               1.046                   0.994                    0.990               1.005
Dec-97                                               1.064                   1.011                    0.998               1.015
Jan-98                                               1.076                   0.995                    1.044               1.028
Feb-98                                               1.154                   1.068                    1.111               1.027
Mar-98                                               1.213                   1.112                    1.145               1.030
Apr-98                                               1.225                   1.118                    1.154               1.036
May-98                                               1.204                   1.058                    1.149               1.046
Jun-98                                               1.253                   1.060                    1.157               1.054
Jul-98                                               1.240                   0.975                    1.169               1.057
Aug-98                                               1.061                   0.785                    1.024               1.074
Sep-98                                               1.129                   0.847                    0.993               1.099
Oct-98                                               1.220                   0.881                    1.096               1.093
Compiled by Charles Schwab & Co.,
Inc.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices represent returns of specific market sectors during the reporting period and do not reflect the performance of any fund. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

(1)The MSCI-EAFE Index, also referred to as the MSCI-EAFE (ND) Index, represents total return net of foreign income taxes withheld on dividends.

U.S. EQUITY VALUATION

The price/earnings (P/E) ratio for the S&P 500 Index demonstrated the volatility of U.S. equities during the reporting period. (The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earning potential.) At the end of October 1997, the P/E ratio of the S&P 500 Index was 22.8. It reached a high for the decade of 28.3 in April, then declined precipitously to 22.8 at the end of August before rising once again to 27.6 at the end of October 1998. In addition to the P/E ratio's volatility, current valuation levels remain well above the S&P 500's 30-year average of 15.0.

Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market continues to remain at high valuation levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  S&P 500 PRICE/EARNINGS RATIO

Jan-90                                 14.37
Feb-90                                 14.21
Mar-90                                 14.77
Apr-90                                 14.82
May-90                                 15.84
Jun-90                                 16.66
Jul-90                                 16.65
Aug-90                                 15.57
Sep-90                                 14.90
Oct-90                                 14.36
Nov-90                                 14.59
Dec-90                                 15.19
Jan-91                                 14.95
Feb-91                                 16.82
Mar-91                                 17.48
Apr-91                                 17.85
May-91                                 17.92
Jun-91                                 17.96
Jul-91                                 18.07
Aug-91                                 19.72
Sep-91                                 19.88
Oct-91                                 19.92
Nov-91                                 21.02
Dec-91                                 21.85
Jan-92                                 23.35
Feb-92                                 23.83
Mar-92                                 25.45
Apr-92                                 25.51
May-92                                 25.71
Jun-92                                 25.08
Jul-92                                 25.61
Aug-92                                 25.50
Sep-92                                 24.37
Oct-92                                 23.94
Nov-92                                 24.08
Dec-92                                 24.01
Jan-93                                 24.20
Feb-93                                 24.25
Mar-93                                 24.22
Apr-93                                 23.20
May-93                                 23.21
Jun-93                                 22.58
Jul-93                                 22.52
Aug-93                                 23.02
Sep-93                                 23.74
Oct-93                                 23.97
Nov-93                                 22.55
Dec-93                                 23.55
Jan-94                                 22.98
Feb-94                                 21.17
Mar-94                                 20.34
Apr-94                                 20.10
May-94                                 20.16
Jun-94                                 19.76
Jul-94                                 18.64
Aug-94                                 18.90
Sep-94                                 18.26
Oct-94                                 17.55
Nov-94                                 16.58
Dec-94                                 16.98
Jan-95                                 16.23
Feb-95                                 16.20
Mar-95                                 16.50
Apr-95                                 16.02
May-95                                 16.43
Jun-95                                 16.82
Jul-95                                 16.55
Aug-95                                 16.18
Sep-95                                 16.86
Oct-95                                 16.18
Nov-95                                 17.14
Dec-95                                 17.41
Jan-96                                 18.11
Feb-96                                 18.56
Mar-96                                 18.94
Apr-96                                 19.16
May-96                                 19.48
Jun-96                                 19.30
Jul-96                                 18.31
Aug-96                                 18.62
Sep-96                                 19.75
Oct-96                                 19.60
Nov-96                                 21.05
Dec-96                                 20.70
Jan-97                                 20.55
Feb-97                                 20.98
Mar-97                                 19.87
Apr-97                                 20.24
May-97                                 21.43
Jun-97                                 22.45
Jul-97                                 23.92
Aug-97                                 22.64
Sep-97                                 24.00
Oct-97                                 22.84
Nov-97                                 24.02
Dec-97                                 24.51
Jan-98                                 24.99
Feb-98                                 26.44
Mar-98                                 27.76
Apr-98                                 26.51
May-98                                 26.12
Jun-98                                 27.09
Jul-98                                 26.78
Aug-98                                 22.77
Sep-98                                 24.23
Oct-98                                 27.58
30-Year Average
Source: BLOOMBERG L.P.

TREASURY YIELDS

Treasury yields fell significantly during the 12-month reporting period--by 0.99% to 5.16% for 30-year bonds and by 1.48% to 4.23% for five-year notes. International economic problems were a major factor contributing to the decline in yields. Investors seeking a safe haven increased demand for U.S. Treasury securities and bid up prices, thereby decreasing Treasury bond yields. The Federal Reserve's decision to leave rates unchanged throughout most of the reporting period--in part due to international market turbulence as well as acceptable domestic economic statistics showing strong growth coupled with contained inflation--also led to favorable fixed income market conditions.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                                                      30-YEAR     FIVE-YEAR
                                                     TREASURY     TREASURY
                                                    BOND YIELD   NOTE YIELD
10/31/97                                                  6.15%        5.71%
11/7/97                                                   6.16%        5.81%
11/14/97                                                  6.11%        5.80%
11/21/97                                                  6.03%        5.75%
11/28/97                                                  6.05%        5.84%
12/5/97                                                   6.08%        5.88%
12/12/97                                                  5.93%        5.69%
12/19/97                                                  5.92%        5.71%
12/26/97                                                  5.90%        5.71%
1/2/98                                                    5.84%        5.61%
1/9/98                                                    5.73%        5.25%
1/16/98                                                   5.81%        5.40%
1/23/98                                                   5.97%        5.52%
1/30/98                                                   5.80%        5.38%
2/6/98                                                    5.92%        5.47%
2/13/98                                                   5.85%        5.42%
2/20/98                                                   5.87%        5.49%
2/27/98                                                   5.92%        5.59%
3/6/98                                                    6.02%        5.65%
3/13/98                                                   5.89%        5.53%
3/20/98                                                   5.89%        5.55%
3/27/98                                                   5.96%        5.68%
4/3/98                                                    5.79%        5.49%
4/10/98                                                   5.88%        5.56%
4/17/98                                                   5.88%        5.56%
4/24/98                                                   5.95%        5.63%
5/1/98                                                    5.93%        5.62%
5/8/98                                                    5.98%        5.65%
5/15/98                                                   5.97%        5.67%
5/22/98                                                   5.90%        5.64%
5/29/98                                                   5.80%        5.55%
6/5/98                                                    5.79%        5.59%
6/12/98                                                   5.66%        5.45%
6/19/98                                                   5.67%        5.51%
6/26/98                                                   5.63%        5.49%
7/3/98                                                    5.60%        5.41%
7/10/98                                                   5.63%        5.40%
7/17/98                                                   5.75%        5.49%
7/24/98                                                   5.69%        5.48%
7/31/98                                                   5.71%        5.50%
8/7/98                                                    5.63%        5.38%
8/14/98                                                   5.54%        5.33%
8/21/98                                                   5.43%        5.19%
8/28/98                                                   5.34%        4.90%
9/4/98                                                    5.29%        4.89%
9/11/98                                                   5.23%        4.65%
9/18/98                                                   5.15%        4.52%
9/25/98                                                   5.11%        4.37%
10/2/98                                                   4.84%        4.08%
10/9/98                                                   5.12%        4.46%
10/16/98                                                  4.98%        4.04%
10/23/98                                                  5.18%        4.30%
10/30/98                                                  5.16%        4.23%
Source: BLOOMBERG L.P.

In an effort to provide liquidity to financial markets and shelter the U.S. economy from the impact of increasing weakness in foreign economies, the Federal Reserve cut short-term interest rates three times since the end of September. At the time of this writing, the federal funds rate stood at 4.75%.

INTERNATIONAL PERFORMANCE

The Morgan Stanley Capital International Europe, Australasia and Far East-Registered Trademark-(MSCI-EAFE) Index gained 9.7% in U.S. dollar terms (excluding reinvested dividends) during the 12-month reporting period. In local-currency terms, it gained 7.89%, reflecting the relative strength of most foreign currencies during the period.

Most European equity markets had strong returns over the 12 months ended October 31, 1998, with Finland, Belgium, Spain and Italy posting the strongest returns. In contrast, other markets-- principally non-European ones--declined sharply over the period. The worst-performing markets were New Zealand, Norway, Singapore and Japan. Malaysia, which would have had the lowest return, was dropped from the index in September.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    MSCI-EAFE COUNTRY $US RETURNS
    FOR THE ONE-YEAR PERIOD ENDED
              10/31/98
Finland                                   55.62%
Belgium                                   47.96%
Spain                                     45.32%
Italy                                     39.08%
France                                    33.71%
Germany                                   28.11%
Switzerland                               23.24%
Ireland                                   17.76%
Denmark                                   12.97%
United Kingdom                            11.06%
Netherlands                                7.75%
Sweden                                     3.24%
Austria                                    2.61%
Australia                                 -0.89%
Hong Kong                                 -5.81%
Japan                                    -15.05%
Singapore                                -23.90%
Norway                                   -28.64%
New Zealand                              -35.03%
SOURCE: DATASTREAM

NOTE: Malaysian country total return data are not shown because Malaysia was dropped from the MSCI-EAFE Index in September 1998 due to the imposition of capital controls. Malaysian returns for the period were -63.91%.

 This market overview has been provided by the portfolio management team.

Portfolio Management

The Portfolio Management Team

Geri Hom, vice president and senior portfolio manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM in March 1995 as portfolio manager and was promoted to her current position in December 1996. She currently manages approximately $8.6 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and vice president and manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

SCHWAB S&P 500 FUND-INVESTOR SHARES AND e.SHARES-TM- FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/98

                                                                                SINCE
                                                                              INCEPTION
                                                                 ONE YEAR      (5/1/96)
-----------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND(1)-INVESTOR SHARES                              21.39%        24.58%
-----------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND-e.SHARES                                        21.50%        24.75%
-----------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                 21.99%        25.26%
-----------------------------------------------------------------------------------------
Index Tracking Differential:
  Investor Shares                                                    0.60%         0.68%
-----------------------------------------------------------------------------------------
  e.Shares                                                           0.49%         0.51%
-----------------------------------------------------------------------------------------

TAX-SMART INVESTMENT STRATEGY

The Schwab S&P 500 Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the one-year performance of the Schwab S&P 500 Fund-Investor Shares.

ONE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/98

                                                            BEFORE      AFTER     % LOST
                                                              TAX      TAX(2)    TO TAXES
------------------------------------------------------------------------------------------
Schwab S&P 500 Fund-Investor Shares(3)                        21.39%     20.94%      0.45%
------------------------------------------------------------------------------------------
Average Large-Cap Fund(4)                                     11.96%      8.94%      3.02%
------------------------------------------------------------------------------------------

(1)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.35% and 0.28%, respectively, for the Investor Shares and the e.Shares. Without fee waivers and guarantees, the one-year and since-inception average annual total returns would have been 21.11% and 24.30%, respectively, for the Investor Shares and 21.25% and 24.44%, respectively, for the e.Shares as of 10/31/98.

(2)After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(3)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.35%. Without fee waivers and guarantees, the Investor Shares' returns would have been lower.

(4)Source: Morningstar, Inc. The Large-Cap Fund category contains 826 funds with one-year track records as of 10/31/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab S&P 500 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

SCHWAB S&P 500 FUND-INVESTOR SHARES AND e.SHARES-TM- FUND
PERFORMANCE (continued)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

This graph compares the growth of a hypothetical $10,000 investment in the Schwab S&P 500 Fund-Investor Shares and e.Shares, made at their inception, with a similar investment in the S&P 500-Registered Trademark- Index.

Also shown is the difference between the total returns of the S&P 500 Index and the Schwab S&P 500 Fund, which is often referred to as the "tracking differential." The tracking differential arises due to several factors. For example, unlike the index, the Fund has operating expenses and incurs trading costs when it buys or sells securities. The Fund also may hold non-index securities that can produce either higher or lower returns than their index counterparts. Furthermore, unlike the index, the Fund holds a portion of its assets in cash.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    SCHWAB S&P 500 FUND-INVESTOR AND E.SHARES
                                                       SCHWAB S&P 500      SCHWAB S&P 500
                                                    FUND-INVESTOR SHARES   FUND-E.SHARES    S&P 500 INDEX
5/1/96                                                           $10,000           $10,000         $10,000
5/31/96                                                          $10,250           $10,250         $10,257
6/30/96                                                          $10,290           $10,290         $10,296
7/31/96                                                           $9,840            $9,840          $9,841
8/31/96                                                          $10,040           $10,050         $10,049
9/30/96                                                          $10,600           $10,600         $10,613
10/31/96                                                         $10,880           $10,890         $10,906
11/30/96                                                         $11,690           $11,710         $11,731
12/31/96                                                         $11,462           $11,473         $11,498
1/31/97                                                          $12,157           $12,179         $12,216
2/28/97                                                          $12,248           $12,270         $12,312
3/31/97                                                          $11,744           $11,766         $11,808
4/30/97                                                          $12,430           $12,452         $12,511
5/31/97                                                          $13,186           $13,209         $13,272
6/30/97                                                          $13,760           $13,794         $13,867
7/31/97                                                          $14,849           $14,873         $14,969
8/31/97                                                          $14,012           $14,036         $14,131
9/30/97                                                          $14,778           $14,803         $14,904
10/31/97                                                         $14,284           $14,318         $14,406
11/30/97                                                         $14,930           $14,964         $15,073
12/31/97                                                         $15,184           $15,227         $15,332
1/31/98                                                          $15,357           $15,390         $15,502
2/28/98                                                          $16,455           $16,490         $16,620
3/31/98                                                          $17,289           $17,336         $17,471
4/30/98                                                          $17,452           $17,499         $17,647
5/31/98                                                          $17,147           $17,193         $17,344
6/30/98                                                          $17,838           $17,886         $18,048
7/31/98                                                          $17,645           $17,692         $17,857
8/31/98                                                          $15,092           $15,136         $15,278
9/30/98                                                          $16,058           $16,103         $16,257
10/31/98                                                         $17,340           $17,397         $17,579

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

SCHWAB S&P 500 FUND-SELECT SHARES-TM-
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/98

                                                                                SINCE
                                                                              INCEPTION
                                                                  ONE YEAR    (5/19/97)
-----------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND-SELECT SHARES(1)                                 21.63%       22.53%
-----------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                  21.99%       22.91%
-----------------------------------------------------------------------------------------
Index Tracking Differential                                           0.36%        0.38%
-----------------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT

This graph compares the growth of a hypothetical $50,000 investment(2) in the Schwab S&P 500 Fund-Select Shares, made at its inception, with a similar investment in the S&P 500 Index.

Also shown is the difference between the total returns of the S&P 500 Index and the Schwab S&P 500 Fund, often referred to as the "tracking differential." (See page 10 for a more detailed discussion.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   SCHWAB S&P 500 FUND-SELECT SHARES

                                          Schwab S&P 500 Fund-Select Shares   S&P 500 Index
5/19/97                                                             $50,000         $50,000
5/31/97                                                             $50,935         $50,930
6/30/97                                                             $53,190         $53,212
7/31/97                                                             $57,395         $57,442
8/31/97                                                             $54,165         $54,225
9/30/97                                                             $57,120         $57,191
10/31/97                                                            $55,215         $55,281
11/30/97                                                            $57,745         $57,841
12/31/97                                                            $58,745         $58,836
1/31/98                                                             $59,375         $59,489
2/28/98                                                             $63,660         $63,778
3/31/98                                                             $66,880         $67,043
4/30/98                                                             $67,550         $67,720
5/31/98                                                             $66,370         $66,556
6/30/98                                                             $69,040         $69,258
7/31/98                                                             $68,295         $68,524
8/31/98                                                             $58,435         $58,629
9/30/98                                                             $62,165         $62,387
10/31/98                                                            $67,155         $67,459

(1)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.19% for the Select Shares. Without fee waivers and guarantees, the one-year and since-inception average annual total returns would have been 21.35% and 22.27%, respectively as of 10/31/98.

(2)The required minimum initial investment in the Select Shares is $50,000.

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

SCHWAB S&P 500 FUND
FUND HOLDINGS

Schwab S&P 500 Fund (the Fund) invests primarily in common stocks of the S&P 500-Registered Trademark- Index, a widely recognized, unmanaged index of 500 large-cap stocks selected by Standard & Poor's.-Registered Trademark- As of October 31, 1998, the aggregate market capitalization of the S&P 500 Index represented approximately 79% of the total value of the U.S. stock market.(1) Common stocks of the 50 largest companies of the S&P 500 Index accounted for approximately 54% of the index.

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS(2)

------------------------------------------------
General Electric Co.                       3.21%
------------------------------------------------
Microsoft Corp.                            2.92%
------------------------------------------------
Exxon Corp.                                1.94%
------------------------------------------------
Coca-Cola Co.                              1.87%
------------------------------------------------
Merck & Co., Inc.                          1.81%
------------------------------------------------
Wal-Mart Stores, Inc.                      1.72%
------------------------------------------------
Intel Corp.                                1.68%
------------------------------------------------
Pfizer, Inc.                               1.57%
------------------------------------------------
IBM Corp.                                  1.54%
------------------------------------------------
Philip Morris Companies, Inc.              1.38%
------------------------------------------------
Total                                     19.64%
------------------------------------------------

(1) Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

(2) Both the top 10 holdings and the economic sector percentages are not indicative of current or future investments. These percentages do not take into account other assets and liabilities. A complete list of the Fund's investments as of 10/31/98 can be found in the Schedule of Investments later in this report.

PORTFOLIO BY ECONOMIC SECTOR(2)

------------------------------------------------
Healthcare/Drugs and Medicine             12.63%
------------------------------------------------
Business Machines and Software            10.52%
------------------------------------------------
Telephone                                  7.90%
------------------------------------------------
Banks                                      7.60%
------------------------------------------------
Retail                                     5.78%
------------------------------------------------
Oil-International                          5.35%
------------------------------------------------
Electronics                                5.25%
------------------------------------------------
Food and Agriculture                       5.10%
------------------------------------------------
Miscellaneous Finance                      4.77%
------------------------------------------------
Producer Goods and Manufacturing           4.74%
------------------------------------------------

SCHWAB S&P 500 FUND
FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUND PERFORM DURING THE
REPORTING PERIOD?

A. As discussed in the MARKET OVERVIEW (pages 4-7), large-cap domestic equities as represented by the S&P 500 Index were clearly the strongest performing of the major asset classes. As the table below indicates, the Fund achieved strong total returns for the 12-month reporting period. All classes of shares closely tracked the Fund's benchmark, the S&P 500 Index, which achieved a total return of 21.99% for the period. As the table below reveals, the Fund outperformed the average U.S. large-cap fund.(1) The Fund's outperformance was even greater on an after-tax basis, which was a direct result of the Fund's tax-efficient investment strategy.

                                       ONE-YEAR RETURNS:
                                       BEFORE
                                         TAX     AFTER TAX
----------------------------------------------------------
Investor Shares                        21.39%     20.94%
----------------------------------------------------------
e.Shares-TM-                           21.50%     21.02%
----------------------------------------------------------
Select Shares-TM-                      21.63%     21.13%
----------------------------------------------------------
Average Large-Cap Fund(1)              11.96%      8.94%
----------------------------------------------------------

(1)Source: Morningstar, Inc. The Large-Cap Fund category contains 826 funds with one-year track records as of 10/31/98. These funds may or may not follow a tax-efficient strategy similar to that followed by all classes of the Schwab S&P 500 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

Q. WHY CAN INDEX FUNDS BE A SOUND WAY TO IMPLEMENT AN ASSET ALLOCATION PLAN?

A. Research has shown that the manner in which an investor allocates his or her portfolio among different asset classes can determine the vast majority of the variance in the portfolio's returns. Unless investors build their portfolios with investments that are designed to consistently deliver the performance of the asset classes they wish to track, their portfolios may not behave as expected.

Index funds can be an excellent choice to implement an asset allocation plan, because they seek to invest only in the intended asset class and therefore should achieve returns that closely track those of that benchmark asset class. Index funds also should not be subject to the "style drift" that investors may face with many actively managed funds. Consistent with their mission to track their benchmarks, index funds also usually maintain minimal cash holdings.

In addition to seeking to deliver consistent asset class performance, index funds are typically efficient both from a cost and a tax standpoint. Most index funds minimize their trading and operating costs by keeping portfolio turnover and operating expense ratios low. These savings are passed on to investors in the form of higher returns.

Index funds also can be effective at reducing certain types of investment risk. Most investment risks can be categorized as SYSTEMATIC (nondiversifiable) or NONSYSTEMATIC (diversifiable). Systematic risks are those that may affect all stocks or bonds, such as a bear market caused by adverse economic conditions. Index funds do not safeguard against this type of risk; their goal is to consistently track their benchmark regardless of how it

SCHWAB S&P 500 FUND
FUND DISCUSSION (continued)

is performing. They also generally maintain minimal cash balances, so they do not build up a defensive cash position in a negative market environment.

Nonsystematic risks are those that affect a particular stock or bond, such as a decline in demand for a company's product or a negative earnings surprise. Nonsystematic risk is also referred to as "diversifiable risk," because an investor can reduce it by diversifying his or her portfolio across a sufficiently large number of companies. Because most broad-based index funds purchase many--in some cases, hundreds of-- securities, they can be effective at minimizing nonsystematic or company-specific risk.

Q. WHAT STRATEGIES DOES THE FUND EMPLOY TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. PRE-TAX TOTAL RETURN is the most common measure used to compare mutual fund performance. Because of different tax management policies, however, two funds with identical pre-tax total returns may actually have significant differences in their after-tax returns. Over the long term, these after-tax return differences can have a major impact on investors' fund balances held outside of retirement accounts.

As discussed in the first question in this section, the Schwab S&P 500 Fund has been more "tax efficient" than the average large-cap fund. Index funds can be tax efficient because they are designed to have lower portfolio turnover rates and, hence, lower realization of capital gains than most actively managed funds. Furthermore, when the Fund's portfolio manager does trade stocks, an attempt is made to offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.

Q. HOW HAVE LARGE-CAP INDEX FUNDS PERFORMED
IN DOWN MARKETS?

A. Equity index funds do not employ two management techniques commonly associated with actively managed funds in down markets: the buildup of cash or bond positions to unusually high levels, and/or the overweighting of "defensive" stocks in the portfolio. Given this distinction, therefore, it is fair to pose the question of whether index funds underperform actively managed funds in down markets.

The Schwab Center for Investment Research recently looked at how the S&P 500-Registered Trademark- Index compared to the average actively managed large-cap fund during four relatively recent down markets. The results are summarized below:

                                                AVERAGE ACTIVELY MANAGED
TIME PERIOD                     S&P 500 INDEX        LARGE-CAP FUND
------------------------------------------------------------------------
9/1/87-11/30/87                    -29.6%                -28.1%
------------------------------------------------------------------------
6/1/90-10/31/90                    -14.7%                -17.7%
------------------------------------------------------------------------
1/1/94-12/31/94                      1.3%                 -1.0%
------------------------------------------------------------------------
10/1/97-10/31/97                    -3.3%                 -3.9%
------------------------------------------------------------------------

The results of the study showed that actively managed large-cap funds do not necessarily outperform index funds in down markets. In three of the four periods analyzed, the actively managed funds trailed the S&P 500 Index returns by margins ranging from 0.6% to 3.0%. Keep in mind that investors cannot invest in an index directly and that indices do not reflect advisory fees and other expenses associated with an investment in a fund.

SCHWAB 1000 FUND-REGISTERED TRADEMARK--INVESTOR SHARES
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/98

                                                                               SINCE
                                                                   FIVE      INCEPTION
                                                      ONE YEAR     YEARS      (4/2/91)
----------------------------------------------------------------------------------------
SCHWAB 1000 FUND-INVESTOR SHARES(1)                      19.63%     19.85%       17.28%
----------------------------------------------------------------------------------------
Schwab 1000 Index-Registered Trademark-                  20.33%     20.44%       17.79%
----------------------------------------------------------------------------------------
Index Tracking Differential                               0.70%      0.59%        0.51%
----------------------------------------------------------------------------------------
S&P 500 Index                                            21.99%     21.29%       17.93%
----------------------------------------------------------------------------------------

TAX-SMART INVESTMENT STRATEGY

The Schwab 1000 Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the five-year performance of the Schwab 1000 Fund- Investor Shares.

FIVE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/98

                                                          BEFORE      AFTER     % LOST
                                                            TAX      TAX(2)    TO TAXES
----------------------------------------------------------------------------------------
Schwab 1000 Fund-Investor Shares(3)                         19.85%     19.18%      0.67%
----------------------------------------------------------------------------------------
Average Large-Cap Fund(4)                                   16.63%     13.94%      2.69%
----------------------------------------------------------------------------------------

(1)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.46% for the Investor Shares. Without fee waivers and guarantees, the one-year, five-year and since-inception average annual total returns would have been 19.58%, 19.79% and 17.12%, respectively, for the Investor Shares as of 10/31/98.

(2)After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(3)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.46%. Without fee waivers and guarantees, the Investor Shares' returns would have been lower.

(4)Source: Morningstar, Inc. The Large-Cap Fund category contains 521 funds with five-year track records as of 10/31/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab 1000 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

SCHWAB 1000 FUND-REGISTERED TRADEMARK--INVESTOR SHARES
FUND PERFORMANCE (continued)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

This graph compares the growth of a hypothetical $10,000 investment in the Schwab 1000 Fund-Investor Shares, made at its inception, with similar investments in the Schwab 1000 Index-Registered Trademark- and the S&P 500-Registered Trademark- Index.

Also shown is the difference between the total returns of the Schwab 1000 Index and the Schwab 1000 Fund, which is often referred to as the "tracking differential." (See page 10 for a more detailed discussion.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    SCHWAB 1000 FUND-INVESTOR SHARES

                                          Schwab 1000 Fund-Investor Shares   Schwab 1000 Index   S&P 500 Index
4/2/91                                                             $10,000             $10,000         $10,000
4/30/91                                                             $9,910              $9,898          $9,908
5/31/91                                                            $10,320             $10,311         $10,335
6/30/91                                                             $9,850              $9,840          $9,861
7/31/91                                                            $10,320             $10,310         $10,321
8/31/91                                                            $10,600             $10,591         $10,566
9/30/91                                                            $10,460             $10,455         $10,389
10/31/91                                                           $10,630             $10,625         $10,528
11/30/91                                                           $10,240             $10,225         $10,104
12/31/91                                                           $11,425             $11,412         $11,260
1/31/92                                                            $11,283             $11,272         $11,050
2/29/92                                                            $11,425             $11,415         $11,193
3/31/92                                                            $11,171             $11,163         $10,975
4/30/92                                                            $11,404             $11,392         $11,298
5/31/92                                                            $11,404             $11,457         $11,353
6/30/92                                                            $11,465             $11,257         $11,184
7/31/92                                                            $11,726             $11,728         $11,641
8/31/92                                                            $11,480             $11,486         $11,403
9/30/92                                                            $11,623             $11,646         $11,537
10/31/92                                                           $11,746             $11,763         $11,577
11/30/92                                                           $12,208             $12,233         $11,971
12/31/92                                                           $12,398             $12,428         $12,119
1/31/93                                                            $12,502             $12,539         $12,220
2/28/93                                                            $12,595             $12,632         $12,387
3/31/93                                                            $12,896             $12,948         $12,648
4/30/93                                                            $12,533             $12,583         $12,342
5/31/93                                                            $12,896             $12,957         $12,673
6/30/93                                                            $12,958             $13,024         $12,710
7/31/93                                                            $12,905             $12,989         $12,659
8/31/93                                                            $13,397             $13,492         $13,139
9/30/93                                                            $13,355             $13,454         $13,038
10/31/93                                                           $13,544             $13,654         $13,308
11/30/93                                                           $13,355             $13,462         $13,181
12/31/93                                                           $13,592             $13,700         $13,341
1/31/94                                                            $14,005             $14,136         $13,794
2/28/94                                                            $13,645             $13,781         $13,420
3/31/94                                                            $13,042             $13,169         $12,837
4/30/94                                                            $13,190             $13,326         $13,001
5/31/94                                                            $13,349             $13,488         $13,213
6/30/94                                                            $12,988             $13,127         $12,889
7/31/94                                                            $13,405             $13,558         $13,312
8/31/94                                                            $13,971             $14,147         $13,856
9/30/94                                                            $13,651             $13,825         $13,518
10/31/94                                                           $13,918             $14,095         $13,821
11/30/94                                                           $13,416             $13,590         $13,318
12/31/94                                                           $13,577             $13,767         $13,514
1/31/95                                                            $13,923             $14,121         $13,864
2/28/95                                                            $14,474             $14,700         $14,404
3/31/95                                                            $14,852             $15,094         $14,829
4/30/95                                                            $15,219             $15,476         $15,264
5/31/95                                                            $15,770             $16,048         $15,874
6/30/95                                                            $16,191             $16,490         $16,242
7/31/95                                                            $16,807             $17,111         $16,779
8/31/95                                                            $16,936             $17,245         $16,821
9/30/95                                                            $17,606             $17,949         $17,531
10/31/95                                                           $17,520             $17,859         $17,468
11/30/95                                                           $18,276             $18,646         $18,233
12/31/95                                                           $18,547             $18,924         $18,585
1/31/96                                                            $19,095             $19,499         $19,217
2/29/96                                                            $19,379             $19,789         $19,396
3/31/96                                                            $19,554             $19,980         $19,582
4/30/96                                                            $19,883             $20,321         $19,870
5/31/96                                                            $20,354             $20,812         $20,380
6/30/96                                                            $20,299             $20,779         $20,458
7/31/96                                                            $19,335             $19,794         $19,554
8/31/96                                                            $19,861             $20,327         $19,966
9/30/96                                                            $20,967             $21,465         $21,088
10/31/96                                                           $21,394             $21,899         $21,670
11/30/96                                                           $22,938             $23,485         $23,308
12/31/96                                                           $22,549             $23,103         $22,847
1/31/97                                                            $23,846             $24,442         $24,272
2/28/97                                                            $23,935             $24,528         $24,464
3/31/97                                                            $22,870             $23,457         $23,461
4/30/97                                                            $24,101             $24,696         $24,859
5/31/97                                                            $25,631             $26,291         $26,371
6/30/97                                                            $26,695             $27,402         $27,552
7/31/97                                                            $28,857             $29,615         $29,743
8/31/97                                                            $27,471             $28,216         $28,077
9/30/97                                                            $28,946             $29,732         $29,613
10/31/97                                                           $27,992             $28,756         $28,624
11/30/97                                                           $29,167             $29,983         $29,949
12/31/97                                                           $29,747             $30,582         $30,464
1/31/98                                                            $29,960             $30,818         $30,802
2/28/98                                                            $32,166             $33,116         $33,023
3/31/98                                                            $33,801             $34,830         $34,714
4/30/98                                                            $34,149             $35,211         $35,065
5/31/98                                                            $33,398             $34,441         $34,462
6/30/98                                                            $34,742             $35,824         $35,861
7/31/98                                                            $34,260             $35,324         $35,481
8/31/98                                                            $29,142             $30,049         $30,357
9/30/98                                                            $31,023             $32,014         $32,303
10/31/98                                                           $33,487             $34,602         $34,929

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

SCHWAB 1000 FUND-REGISTERED TRADEMARK--SELECT SHARES-TM-
Fund Performance

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/98

                                                                                SINCE
                                                                              INCEPTION
                                                                  ONE YEAR    (5/19/97)
-----------------------------------------------------------------------------------------
SCHWAB 1000 FUND-SELECT SHARES(1)                                    19.79%       22.11%
-----------------------------------------------------------------------------------------
Schwab 1000 Index                                                    20.33%       22.59%
-----------------------------------------------------------------------------------------
Index Tracking Differential                                           0.54%        0.48%
-----------------------------------------------------------------------------------------
S&P 500 Index                                                        21.99%       22.91%
-----------------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT

This graph compares the growth of a hypothetical $50,000 investment(2) in the Schwab 1000 Fund-Select Shares, made at its inception, with a similar investment in the Schwab 1000 Index and the S&P 500 Index.

Also shown is the difference between the total returns of the Schwab 1000 Index and the Schwab 1000 Fund, often referred to as the "tracking differential." (See page 10 for a more detailed discussion.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   SCHWAB 1000 FUND-SELECT SHARES

                                       Schwab 1000 Fund-Select Shares   Schwab 1000 Index   S&P 500 Index
5/19/97                                                       $50,000             $50,000         $50,000
5/31/97                                                       $51,040             $51,064         $50,930
6/30/97                                                       $53,180             $53,222         $53,212
7/31/97                                                       $57,490             $57,518         $57,442
8/31/97                                                       $54,750             $54,801         $54,225
9/30/97                                                       $57,685             $57,746         $57,191
10/31/97                                                      $55,785             $55,851         $55,281
11/30/97                                                      $58,150             $58,233         $57,841
12/31/97                                                      $59,325             $59,398         $58,836
1/31/98                                                       $59,725             $59,855         $59,489
2/28/98                                                       $64,145             $64,318         $63,778
3/31/98                                                       $67,405             $67,648         $67,043
4/30/98                                                       $68,100             $68,387         $67,720
5/31/98                                                       $66,625             $66,893         $66,556
6/30/98                                                       $69,305             $69,578         $69,258
7/31/98                                                       $68,345             $68,606         $68,524
8/31/98                                                       $58,140             $58,362         $58,629
9/30/98                                                       $61,915             $62,179         $62,387
10/31/98                                                      $66,825             $67,206         $67,459

(1)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.35% for the Select Shares. Without fee waivers and guarantees, the one-year and since-inception average annual total returns would have been 19.75% and 22.06%, respectively, for the Select Shares as of 10/31/98.

(2)The required minimum initial investment in the Select Shares is $50,000.

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

SCHWAB 1000 FUND-REGISTERED TRADEMARK-
FUND HOLDINGS

The Schwab 1000 Fund (the Fund) invests primarily in common stocks of the Schwab 1000 Index,-Registered Trademark- an index created to represent the performance of publicly traded common stocks of the 1,000 largest U.S. companies (excluding investment companies). As of October 31, 1998, the aggregate market capitalization of the Schwab 1000 Index represented approximately 87.4% of the total value of the U.S. stock market.(1)

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS(2)

------------------------------------------------
General Electric Co.                       2.89%
------------------------------------------------
Microsoft Corp.                            2.64%
------------------------------------------------
Exxon Corp.                                1.76%
------------------------------------------------
Coca-Cola Co.                              1.69%
------------------------------------------------
Merck & Co., Inc.                          1.65%
------------------------------------------------
Wal-Mart Stores, Inc.                      1.56%
------------------------------------------------
Intel Corp.                                1.53%
------------------------------------------------
Pfizer, Inc.                               1.43%
------------------------------------------------
IBM Corp.                                  1.40%
------------------------------------------------
Philip Morris Companies, Inc.              1.26%
------------------------------------------------
Total                                     17.81%
------------------------------------------------

(1)Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

(2)Both the top 10 holdings and the economic sector percentages are not indicative of current or future investments. These percentages do not take into account other assets and liabilities. A complete list of the Fund's investments as of 10/31/98 can be found in the Schedule of Investments later in this report.

PORTFOLIO BY ECONOMIC SECTOR(2)

------------------------------------------------
Healthcare/Drugs and Medicine             12.04%
------------------------------------------------
Business Machines and Software            10.26%
------------------------------------------------
Banks                                      8.19%
------------------------------------------------
Telephone                                  7.41%
------------------------------------------------
Retail                                     6.04%
------------------------------------------------
Miscellaneous Finance                      5.46%
------------------------------------------------
Electronics                                5.34%
------------------------------------------------
Food and Agriculture                       5.02%
------------------------------------------------
Producer Goods and Manufacturing           4.58%
------------------------------------------------
Insurance                                  4.43%
------------------------------------------------

SCHWAB 1000 FUND-REGISTERED TRADEMARK-
FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUND PERFORM DURING THE
REPORTING PERIOD?

A. As discussed in the MARKET OVERVIEW (pages 4-7), large-cap domestic equities, represented by the majority of the Schwab 1000 Fund, were clearly the strongest-performing major asset class. As shown below, the Fund achieved strong total returns for the 12-month reporting period. Both classes of shares closely tracked the Fund's benchmark, the Schwab 1000 Index, which achieved a total return of 20.33% for the period. As the table below reveals, the Fund outperformed the average U.S. large-cap fund on both a one-year and a five-year basis.(1) The Fund's outperformance was even greater on an after-tax basis, a direct result of the Fund's tax-efficient investment strategy.

                    BEFORE TAX:              AFTER TAX:
               ONE YEAR   FIVE YEARS*  ONE YEAR   FIVE YEARS*
-------------------------------------------------------------
Investor
Shares            19.63%      19.85%      19.12%      19.18%
-------------------------------------------------------------
Select
Shares-TM-        19.79%      --          19.24%      --
-------------------------------------------------------------
Average
Large-Cap
Fund              11.96%      16.63%       8.94%      13.94%
-------------------------------------------------------------

*Five-year returns represent average annual total returns over the five-year period.

(1)Source: Morningstar, Inc. The Large-Cap Fund category contains 521 funds with five-year track records as of 10/31/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab 1000 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB 1000 INDEX COMPARE WITH THAT OF THE S&P 500-REGISTERED TRADEMARK- INDEX?

A. As shown in the table below, the S&P 500 Index marginally outperformed the Schwab 1000 Index for the one-year reporting period. On an inception-to-date basis, the performance of the two indices are almost identical. As we have discussed in previous reports, these two indices are constructed differently, and it is not unusual that their performance should differ. In particular, during the reporting period, the Schwab 1000 Index had more mid-cap stock exposure than did the S&P 500 Index. Because mid-cap stocks underperformed large-cap stocks for the period, the S&P 500 Index performed slightly better than did the Schwab 1000 Index.

                                              INCEPTION
                                              (4/2/91)
                                           TO DATE AVERAGE
                                ONE YEAR   ANNUAL RETURNS
----------------------------------------------------------
Schwab 1000 Index                  20.33%         17.79%
----------------------------------------------------------
S&P 500 Index                      21.99%         17.93%
----------------------------------------------------------

Q. WHY CAN INDEX FUNDS BE A SOUND WAY TO IMPLEMENT AN ASSET ALLOCATION PLAN?

A. Research has shown that the manner in which an investor allocates his or her portfolio among different asset classes can determine the vast majority of the variance in the portfolio's returns. Unless investors build their portfolios with investments that are designed to consistently deliver the performance of the asset classes they wish to track, their portfolios may not behave as they expect.

Index funds can be an excellent choice to implement an asset allocation plan, because they seek to invest only in the intended asset class and therefore should, because of their investment objectives, achieve returns that closely track those of that benchmark asset class.

SCHWAB 1000 FUND-REGISTERED TRADEMARK-
FUND DISCUSSION (continued)

Index funds also should not be subject to the "style drift" that investors may face with many actively managed funds. Consistent with their mission to track their benchmarks, index funds also usually maintain minimal cash holdings.

In addition to seeking to deliver consistent asset class performance, index funds are typically efficient both from a cost and a tax standpoint. Most index funds minimize their trading and operating costs by keeping portfolio turnover and operating expense ratios low. These savings are passed on to investors in the form of higher returns.

Index funds also can be effective at reducing certain types of investment risk. Most investment risks can be categorized as SYSTEMATIC (nondiversifiable) or NONSYSTEMATIC (diversifiable). Systematic risks are those that may affect all stocks or bonds, such as a bear market caused by adverse economic conditions. Index funds do not safeguard against this type of risk; their goal is to consistently track their benchmark regardless of how it is performing. They also generally maintain minimal cash balances, so they do not build up a defensive cash position in a negative market environment.

Nonsystematic risks are those that affect a particular stock or bond, such as a decline in demand for a company's product or a negative earnings surprise. Nonsystematic risk is also referred to as "diversifiable risk," because an investor can reduce it by diversifying his or her portfolio across a sufficiently large number of companies. Because most broad-based index funds purchase many--in some cases, hundreds of-- securities, they can be effective at minimizing nonsystematic or company-specific risk.

Q. WHAT STRATEGIES DOES THE FUND EMPLOY TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. PRE-TAX TOTAL RETURN is the most common measure used to compare mutual fund performance. Because of different tax management policies, however, two funds with identical pre-tax total returns may actually have significant differences in their after-tax returns. Over the long term, these after-tax return differences can have a major impact on investors' fund balances held outside of retirement accounts.

As discussed in the first question in this section, the Schwab 1000 Fund has been more "tax efficient" than the average large-cap fund. Since its inception in 1991, the Fund has not paid a capital gain distribution. Although no assurance can be provided that this record will be maintained in the future, it is indicative of the Fund's tax-efficient management strategy. Index funds can be tax efficient because they are designed to have lower portfolio turnover rates and, hence, lower realization of capital gains than most actively managed funds. Furthermore, when the Fund's investment manager does trade stocks, an attempt is made to offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.

Q. HOW HAVE LARGE-CAP INDEX FUNDS PERFORMED IN DOWN MARKETS?

A. Equity index funds do not employ two management techniques commonly associated with actively managed funds in down markets: the buildup of the portfolio cash or bond position to unusually high levels, and/or the overweighting of "defensive" stocks in the portfolio. Given this distinction, therefore, it is fair to pose the question of whether index funds underperform actively managed funds in down markets.

The Schwab Center for Investment Research recently looked at how the S&P 500-Registered Trademark- Index compared to the average actively managed large-cap fund during four relatively recent down markets. The results are summarized below:

                                       AVERAGE ACTIVELY
                                            MANAGED
TIME PERIOD              S&P 500        LARGE-CAP FUND
----------------------------------------------------------
9/1/87-11/30/87             -29.6%              -28.1%
----------------------------------------------------------
6/1/90-10/31/90             -14.7%               -17.7%
----------------------------------------------------------
1/1/94-12/31/94               1.3%                -1.0%
----------------------------------------------------------
10/1/97-10/31/97             -3.3%                -3.9%
----------------------------------------------------------

The results of the study showed that actively managed large-cap funds do not necessarily outperform index funds in down markets. In three of the four periods analyzed, the actively managed funds trailed the S&P 500 Index returns by margins ranging from 0.6% to 3.0%. Keep in mind that investors cannot invest in an index directly and that indices do not reflect advisory fees and other expenses associated with an investment in a fund.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK--INVESTOR SHARES
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/98

                                                                                  SINCE
                                                                                INCEPTION
                                                      ONE YEAR    THREE YEARS   (12/3/93)
-------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND-
INVESTOR SHARES(1)                                       -12.88%      10.04%         9.62%
-------------------------------------------------------------------------------------------
Schwab Small-Cap Index-Registered Trademark-             -11.20%      11.95%        11.01%
-------------------------------------------------------------------------------------------
Index Tracking Differential                                1.68%       1.91%         1.39%
-------------------------------------------------------------------------------------------
Russell 2000-Registered Trademark- Index                 -11.87%       9.96%        10.00%
-------------------------------------------------------------------------------------------

TAX-SMART INVESTMENT STRATEGY

The Schwab Small-Cap Index Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the three-year performance of the Schwab Small-Cap Fund-Investor Shares.

THREE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/98

                                                          BEFORE      AFTER     % LOST
                                                            TAX      TAX(2)    TO TAXES
----------------------------------------------------------------------------------------
Schwab Small-Cap Index Fund-Investor Shares(3)              10.04%      9.84%      0.20%
----------------------------------------------------------------------------------------
Average Small-Cap Fund(4)                                    9.02%      6.35%      2.67%
----------------------------------------------------------------------------------------

(1)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.49% for the Investor Shares. Without fee waivers and guarantees, the one-year, three-year and since-inception average annual total returns would have been -13.13%, 9.68% and 9.20%, respectively, for the Investor Shares as of 10/31/98.

(2)After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown.

(3)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.49%. Without fee waivers and guarantees, the Investor Shares' returns would have been lower.

(4)Source: Morningstar, Inc. The Small-Cap Fund category contains 263 funds with three-year track records as of 10/31/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab Small-Cap Index Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK--INVESTOR SHARES
FUND PERFORMANCE

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

This graph compares the growth of a hypothetical $10,000 investment in the Schwab Small-Cap Index Fund-Investor Shares, made at its inception, with similar investments in the Schwab Small-Cap Index and the Russell 2000 Index.

Also shown is the difference between the total returns of the Schwab Small-Cap Index and the Schwab Small-Cap Index Fund, often referred to as the "tracking differential." (See page 10 for a more detailed discussion.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   SCHWAB SMALL-CAP INDEX
    FUND-INVESTOR SHARES
                                    SCHWAB SMALL-CAP        SCHWAB SMALL-CAP   RUSSELL 2000
                               INDEX FUND-INVESTOR SHARES        INDEX            INDEX
12/3/93                                           $10,000             $10,000       $10,000
12/31/93                                          $10,154             $10,234       $10,186
1/31/94                                           $10,394             $10,469       $10,505
2/28/94                                           $10,334             $10,430       $10,467
3/31/94                                            $9,783              $9,871        $9,915
4/30/94                                            $9,753              $9,847        $9,974
5/31/94                                            $9,613              $9,692        $9,861
6/30/94                                            $9,333              $9,419        $9,529
7/31/94                                            $9,493              $9,614        $9,685
8/31/94                                           $10,134             $10,249       $10,225
9/30/94                                           $10,094             $10,191       $10,190
10/31/94                                          $10,064             $10,149       $10,149
11/30/94                                           $9,663              $9,767        $9,739
12/31/94                                           $9,841             $10,000       $10,000
1/31/95                                            $9,730              $9,838        $9,874
2/28/95                                           $10,082             $10,229       $10,285
3/31/95                                           $10,334             $10,442       $10,461
4/30/95                                           $10,566             $10,671       $10,693
5/31/95                                           $10,717             $10,809       $10,877
6/30/95                                           $11,211             $11,356       $11,441
7/31/95                                           $11,866             $12,021       $12,100
8/31/95                                           $12,077             $12,270       $12,351
9/30/95                                           $12,309             $12,510       $12,572
10/31/95                                          $11,785             $11,910       $12,010
11/30/95                                          $12,329             $12,114       $12,514
12/31/95                                          $12,562             $12,782       $12,845
1/31/96                                           $12,491             $12,749       $12,831
2/29/96                                           $12,967             $13,261       $13,231
3/31/96                                           $13,170             $13,492       $13,505
4/30/96                                           $13,899             $14,206       $14,227
5/31/96                                           $14,384             $14,692       $14,788
6/30/96                                           $13,848             $14,222       $14,180
7/31/96                                           $12,643             $13,075       $12,942
8/31/96                                           $13,413             $13,904       $13,694
9/30/96                                           $14,010             $14,416       $14,230
10/31/96                                          $13,757             $14,169       $14,010
11/30/96                                          $14,344             $14,733       $14,588
12/31/96                                          $14,508             $15,007       $14,970
1/31/97                                           $14,895             $15,361       $15,269
2/28/97                                           $14,376             $14,986       $14,900
3/31/97                                           $13,654             $14,257       $14,196
4/30/97                                           $13,756             $14,299       $14,236
5/31/97                                           $15,383             $16,045       $15,821
6/30/97                                           $16,125             $16,880       $16,499
7/31/97                                           $17,213             $17,842       $17,267
8/31/97                                           $17,538             $18,243       $17,662
9/30/97                                           $18,850             $19,675       $18,955
10/31/97                                          $18,026             $18,816       $18,123
11/30/97                                          $17,843             $18,645       $18,005
12/31/97                                          $18,236             $19,035       $18,320
1/31/98                                           $17,787             $18,736       $18,031
2/28/98                                           $19,195             $20,285       $19,361
3/31/98                                           $20,042             $21,199       $20,159
4/30/98                                           $20,144             $21,344       $20,270
5/31/98                                           $18,930             $20,090       $19,177
6/30/98                                           $18,960             $20,146       $19,218
7/31/98                                           $17,471             $18,597       $17,661
8/31/98                                           $14,062             $15,011       $14,231
9/30/98                                           $14,991             $15,953       $15,345
10/31/98                                          $15,705             $16,709       $15,972

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK--SELECT SHARES
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/98

                                                               SINCE INCEPTION
                                                    ONE YEAR      (5/19/97)
------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND-SELECT SHARES(1)         -12.81%        4.59%
------------------------------------------------------------------------------
Schwab Small-Cap Index-Registered Trademark-         -11.20%        5.96%
------------------------------------------------------------------------------
Index Tracking Differential                            1.61%        1.37%
------------------------------------------------------------------------------
Russell 2000-Registered Trademark- Index             -11.87%        3.36%
------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT
This graph compares the growth of a hypothetical $50,000 investment(2) in the Schwab Small-Cap Index Fund-Select Shares, made at its inception, with similar investments in the Schwab Small-Cap Index and the Russell 2000 Index.

Also shown is the difference between the total returns of the Schwab Small-Cap Index and the Schwab Small-Cap Index Fund, often referred to as the "tracking differential." (See page 10 for a more detailed discussion.)

(1)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.38% for the Select Shares. Without fee waivers and guarantees, the one-year and since-inception average annual total returns would have been -13.30% and 3.95%, respectively, for the Select Shares as of 10/31/98.

(2)The required minimum initial investment in the Select Shares is $50,000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     SCHWAB SMALL-CAP INDEX FUND-SELECT SHARES
                                                         SCHWAB SMALL-CAP       SCHWAB SMALL-CAP
                                                     INDEX FUND-SELECT SHARES        INDEX         RUSSELL 2000 INDEX
5/19/97                                                               $50,000             $50,000             $50,000
5/31/97                                                               $52,170             $52,226             $51,960
6/30/97                                                               $54,690             $54,942             $54,189
7/31/97                                                               $58,415             $58,075             $56,709
8/31/97                                                               $59,485             $59,380             $58,008
9/30/97                                                               $63,965             $64,039             $62,254
10/31/97                                                              $61,205             $61,244             $59,521
11/30/97                                                              $60,550             $60,687             $59,134
12/31/97                                                              $61,920             $61,958             $60,169
1/31/98                                                               $60,400             $60,983             $59,218
2/28/98                                                               $65,175             $66,026             $63,588
3/31/98                                                               $68,050             $69,002             $66,208
4/30/98                                                               $68,430             $69,473             $66,572
5/31/98                                                               $64,310             $65,391             $62,984
6/30/98                                                               $64,415             $65,575             $63,116
7/31/98                                                               $59,360             $60,531             $58,004
8/31/98                                                               $47,790             $48,861             $46,740
9/30/98                                                               $50,945             $51,924             $50,399
10/31/98                                                              $53,365             $54,386             $52,456

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-
FUND HOLDINGS

The Schwab Small-Cap Index Fund (the Fund) invests primarily in common stocks of the Schwab Small-Cap Index an index created to represent the performance of common stocks of the second 1,000 largest U.S. companies, ranked by market capitalization. As of October 31, 1998, the aggregate market capitalization of stocks included in the index represented approximately 5.3% of the total market value of all publicly traded U.S. companies, as represented by the Wilshire 5000 Index.(1)

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS(2)

-------------------------------------------------
Interstate Energy Corp.                     0.40%
-------------------------------------------------
Learning Company, Inc.                      0.36%
-------------------------------------------------
Waters Corp.                                0.35%
-------------------------------------------------
Pixar Inc.                                  0.35%
-------------------------------------------------
Comverse Technology                         0.34%
-------------------------------------------------
Excite Inc.                                 0.34%
-------------------------------------------------
Micron Electronics                          0.33%
-------------------------------------------------
Nova Corp.                                  0.33%
-------------------------------------------------
Rational Software Corp.                     0.32%
-------------------------------------------------
NTL Inc.                                    0.32%
-------------------------------------------------
Total                                       3.44%
-------------------------------------------------

(1)Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

(2)Both the top 10 holdings and the economic sector percentages are not indicative of current or future investments. These percentages do not take into account other assets and liabilities. A complete list of the Fund's investments as of 10/31/98 can be found in the Schedule of Investments later in this report.

PORTFOLIO BY ECONOMIC SECTOR(2)

---------------------------------------------
Business Services                      14.12%
---------------------------------------------
Healthcare/Drugs and Medicine           8.24%
---------------------------------------------
Producer Goods and Manufacturing        7.05%
---------------------------------------------
Banks                                   6.03%
---------------------------------------------
Business Machines and Software          5.72%
---------------------------------------------
Electronics                             5.32%
---------------------------------------------
Utilities-Electric & Gas                4.95%
---------------------------------------------
Insurance                               4.51%
---------------------------------------------
Media                                   3.69%
---------------------------------------------
Retail                                  3.51%
---------------------------------------------

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-
FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. As discussed in the MARKET OVERVIEW (pages 4-7), small-cap domestic equities were the worst performing of the major asset classes. The Fund achieved negative total returns for the one-year reporting period of -12.88% and -12.81% for the Investor Shares and Select Shares,-TM- respectively. Both classes of shares continued to track the Fund's benchmark, the Schwab Small-Cap
Index,-Registered Trademark- which realized a negative total return of -11.20% for the period. As the table below reveals, the Fund did manage to outperform the average U.S. small-cap fund over the one-year and three-year periods ended October 31, 1998.(1) The Fund's outperformance was even greater on an after-tax basis, a direct result of the Fund's tax-efficient investment strategy.

                     BEFORE TAX:                AFTER TAX:
                               THREE                     THREE
                ONE YEAR      YEARS*      ONE YEAR      YEARS*
-----------------------------------------------------------------
Investor
Shares             -12.88%      10.04%       -13.01%       9.84%
-----------------------------------------------------------------
Select Shares      -12.81%      --           -12.97%      --
-----------------------------------------------------------------
Average
Small-Cap
Fund               -15.12%       9.02%       -16.95%       6.35%
-----------------------------------------------------------------

* Three-year returns represent average annual total returns over the three-year period.

(1)Source: Morningstar, Inc. Returns are load-adjusted. The Small-Cap Fund category contains 263 funds with three-year track records as of 10/31/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab Small-Cap Index Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB SMALL-CAP INDEX COMPARE TO THAT OF THE RUSSELL 2000 INDEX?

A. As shown in the table below, the Schwab Small-Cap Index marginally outperformed the Russell 2000-Registered Trademark- Index for the one-year reporting period as well as on an inception-to-date basis.

                                              INCEPTION
                                              (12/3/93)
                                           TO DATE AVERAGE
                               ONE YEAR     ANNUAL RETURNS
-----------------------------------------------------------
Schwab Small-Cap Index            -11.20%         11.95%
-----------------------------------------------------------
Russell 2000 Index                -11.87%           9.96%
-----------------------------------------------------------

Q. WHY CAN INDEX FUNDS BE A SOUND WAY TO IMPLEMENT AN ASSET ALLOCATION PLAN?

A. Research has shown that the manner in which an investor allocates his or her portfolio among different asset classes can determine the vast majority of the variance in the portfolio's returns. Unless investors build their portfolios with investments that are designed to consistently deliver the performance of the asset classes they wish to track, their portfolios may not behave as they expect.

Index funds can be an excellent choice to implement an asset allocation plan, because they seek to invest only in the intended asset class and therefore should, because of their investment objectives, achieve returns that closely track those of that benchmark asset class. Index funds also should not be subject to the "style drift" that investors may face with many actively managed funds. Consistent with their mission to track their benchmarks, index funds also usually maintain minimal cash holdings.

In addition to seeking to deliver consistent asset class performance, index funds are typically efficient both from a cost and a tax standpoint. Most index funds minimize their trading and operating costs by keeping portfolio turnover and operating expense ratios low. These savings are passed on to investors in the form of higher returns.

Index funds also can be effective at reducing certain types of investment risk. Most investment risks can be categorized as SYSTEMATIC (nondiversifiable) or NONSYSTEMATIC (diversifiable). Systematic risks are those that may affect all stocks or bonds, such as a bear market caused by adverse economic conditions. Index funds do not safeguard against this type of risk; their goal is to consistently track their benchmark regardless of how it is performing. They also generally maintain minimal cash balances, so they do not build up a defensive cash position in a negative market environment.

Nonsystematic risks are those that affect a particular stock or bond, such as a decline in demand for a company's product or a negative earnings surprise. Nonsystematic risk is also referred to as "diversifiable risk," because an investor can reduce it by diversifying his or her portfolio across a sufficiently large number of companies. Because most broad-based index funds purchase many--in some cases, hundreds of-- securities, they can be effective at minimizing nonsystematic or company-specific risk.

Q. WHAT STRATEGIES DOES THE FUND EMPLOY TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. PRE-TAX TOTAL RETURN is the most common measure used to compare mutual fund performance. Because of different tax management policies, however, two funds with identical pre-tax total returns may actually have significant differences in their after-tax returns. Over the long term, these after-tax return differences can have a major impact on investors' fund balances held outside of retirement accounts.

As discussed in the first question in this section, the Schwab Small-Cap Index Fund has generally been more "tax efficient" than the average small-cap fund. Index funds can be tax efficient because they are designed to have lower portfolio turnover rates and, hence, lower realization of capital gains than most actively managed funds. Furthermore, when the Fund's investment manager does trade stocks, an attempt is made to offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.

Recently, however, shareholders of the Fund were sent a letter notifying them of the first capital gain distribution since the Fund's inception in December 1993, estimated to be $0.84 per share--approximately 5% of the net asset value (NAV) as of the end of the reporting period. This capital gain was a result of changes in the stocks comprising the Index, in part driven by significant market volatility and our efforts to ensure that the composition and performance of the Fund closely matched that of the Index. To put this distribution in perspective, small-cap equity funds averaged capital gain distributions of nearly 6% of NAV PER YEAR over the past five years.(1)

Although we would prefer not to realize these capital gains, we believe that rebalancing the portfolio to closely match the Index is essential to remain true to the Fund's stated investment mandate and to ensure that it continues to provide you with an effective small-cap investment choice. As in the past, we will

(1)Source: Morningstar, Inc., based on the capital gain distributions of 437 small-cap funds through 12/31/97.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-
FUND DISCUSSION (continued)

continue to manage the Fund for tax efficiency whenever possible by using such techniques as choosing to realize certain capital losses to offset capital gains, avoiding unnecessary trading, selling the highest-cost-basis shares first, and maintaining appropriate cash reserves to meet redemptions and pay Fund expenses without selling securities. By reducing taxable distributions, these approaches help increase your after-tax returns.

Q. GIVEN THE RECENT UNDERPERFORMANCE OF SMALL-CAP STOCKS, IS THERE STILL A REASON TO INVEST IN THEM?

A. Yes, if history is any guide. As the first of the graphs at the right illustrates, the total returns of U.S. large-cap and small-cap stocks have been fairly comparable over extended periods of time--such as from 1970 to 1997. Over the past 28 years, small-cap stocks have outperformed large-cap stocks 14 times, over varying lengths of time, as the second graph illustrates. In the remaining 14 years, large-caps outperformed small-caps. There appears to be little, if any, predictability to this seesaw effect. That's why it can be wise for an investor to consider diversifying his or her portfolio by holding both small- and large-cap stocks. For example, small-cap stocks generally outperformed large-cap stocks from 1991 to 1993. Large-cap stocks were the winners from 1994 through 1997. Although not readily apparent from viewing these graphs, small-cap stocks have also exhibited a higher level of volatility over the period shown. In addition, there is less publicly available information about small-cap stocks.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     LARGE-CAP AND SMALL-CAP CUMULATIVE RETURNS: 1970-1997
            GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                                                  LARGE-CAP     SMALL-CAP
                                                                  CUMULATIVE    CUMULATIVE
                                                                    RETURN        RETURN
1970                                                                    $1.04         $0.88
1971                                                                    $1.19         $1.05
1972                                                                    $1.41         $1.09
1973                                                                    $1.21         $0.69
1974                                                                    $0.89         $0.50
1975                                                                    $1.22         $0.82
1976                                                                    $1.51         $1.24
1977                                                                    $1.40         $1.47
1978                                                                    $1.49         $1.73
1979                                                                    $1.77         $2.50
1980                                                                    $2.34         $3.34
1981                                                                    $2.22         $3.47
1982                                                                    $2.70         $4.45
1983                                                                    $3.31         $5.79
1984                                                                    $3.52         $5.49
1985                                                                    $4.65         $7.22
1986                                                                    $5.51         $7.73
1987                                                                    $5.79         $7.03
1988                                                                    $6.77         $8.71
1989                                                                    $8.90        $10.12
1990                                                                    $8.62         $8.08
1991                                                                   $11.25        $12.06
1992                                                                   $12.11        $14.41
1993                                                                   $13.32        $17.08
1994                                                                   $13.50        $16.76
1995                                                                   $18.55        $21.93
1996                                                                   $22.83        $25.93
1997                                                                   $30.44        $32.81

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     LARGE-CAP AND SMALL-CAP RELATIVE PERFORMANCE: 1970-1997
                                                                     LARGE-CAP STRONG      SMALL-CAP STRONG
                                                                   RELATIVE PERFORMANCE  RELATIVE PERFORMANCE
1970                                                                              16.3%
1971                                                                                                    -5.8%
1972                                                                              15.4%
1973                                                                              22.0%
1974                                                                               1.5%
1975                                                                                                   -27.1%
1976                                                                                                   -27.3%
1977                                                                                                   -26.0%
1978                                                                                                   -11.5%
1979                                                                                                   -25.8%
1980                                                                                                    -1.0%
1981                                                                                                    -8.9%
1982                                                                                                    -6.9%
1983                                                                                                    -7.5%
1984                                                                              11.5%
1985                                                                               0.6%
1986                                                                              11.3%
1987                                                                              14.3%
1988                                                                                                    -7.1%
1989                                                                              15.3%
1990                                                                              17.0%
1991                                                                                                   -18.7%
1992                                                                                                   -11.8%
1993                                                                                                    -8.5%
1994                                                                               3.2%
1995                                                                               6.6%
1996                                                                               4.8%
1997                                                                               6.8%

Source: Schwab's Center for Investment Research. Large-cap stocks are represented by the S&P 500-Registered Trademark- Index; small-cap stocks are represented by the Russell 2000-Registered Trademark- Index. Index returns include reinvestment of dividends and capital gain distributions. An index cannot be invested in directly. Indices are unmanaged and do not charge fees and expenses.

Q. HOW HAS THE U.S. SMALL-CAP SECTOR PERFORMED IN DOWN MARKETS?

A. Equity index funds do not employ two management techniques commonly associated with actively managed funds in down markets: the buildup of the portfolio cash or bond position to unusually high levels, and/or the overweighting of "defensive" stocks in the portfolio. Given this distinction, therefore, it is fair to pose the question of whether index funds underperform actively managed funds in down markets.

The Schwab Center for Investment Research recently looked at how the Russell 2000 Index compared to the average actively managed small-cap fund during four relatively recent down markets. The results are summarized below:

                                                     AVERAGE ACTIVELY MANAGED
         TIME PERIOD            RUSSELL 2000 INDEX        SMALL-CAP FUND
-----------------------------------------------------------------------------
9/1/87-11/30/87                       -35.5%                  -30.2%
-----------------------------------------------------------------------------
6/1/90-10/31/90                       -29.0%                  -23.6%
-----------------------------------------------------------------------------
1/1/94-12/31/94                        -1.8%                   -0.6%
-----------------------------------------------------------------------------
10/1/97-10/30/97                      -20.1%                  -21.3%
-----------------------------------------------------------------------------

The results of the study showed that actively managed small-cap funds outperformed the Russell 2000 Index in three of the four down markets, but not the most recent one. Keep in mind that investors cannot invest in an index directly and that indices do not reflect advisory fees and other expenses associated with an investment in a fund.

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK--INVESTOR SHARES FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/98

                                                        SINCE INCEPTION
                                ONE YEAR   FIVE YEARS      (9/9/93)
-----------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX
FUND-
INVESTOR SHARES(1)                 8.02%     8.10%           8.17%
-----------------------------------------------------------------------
Schwab International
Index-Registered Trademark-        8.68%     8.57%           8.66%
-----------------------------------------------------------------------
Index Tracking Differential        0.66%     0.47%           0.49%
-----------------------------------------------------------------------
MSCI-EAFE-Registered Trademark-
Index                              9.65%     6.81%           6.71%
-----------------------------------------------------------------------

TAX-SMART INVESTMENT STRATEGY

The Schwab International Index Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the three-year performance of the Schwab International Index Fund-Investor Shares.

FIVE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/98

                                                               BEFORE      AFTER     % LOST
                                                                 TAX      TAX(2)    TO TAXES
---------------------------------------------------------------------------------------------
Schwab International Index Fund-Investor Shares(3)                8.10%      7.63%      0.47%
---------------------------------------------------------------------------------------------
Average Foreign Fund(4)                                           6.81%      5.29%      1.52%
---------------------------------------------------------------------------------------------

(1)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.58% for the Investor Shares. Without fee waivers and guarantees, the one-year, five-year and since-inception average annual total returns would have been 7.48%, 10.48% and 7.64%, respectively, for the Investor Shares as of 10/31/98.

(2)After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(3)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.58%. Without fee waivers and guarantees, the Fund's returns would have been lower.

(4)Source: Morningstar, Inc. The Foreign Fund category contains 123 funds with five-year track records as of 10/31/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab International Index Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

This graph compares the growth of a hypothetical $10,000 investment in the Schwab International Index Fund-Investor Shares, made at its inception, with similar investments in the Schwab International Index-Registered Trademark- and the Morgan Stanley Capital International Europe, Australasia, Far
East-Registered Trademark- (MSCI-EAFE) Index.

Also shown is the difference between the total returns of the Schwab International Index and the Schwab International Index Fund, which is often referred to as the "tracking differential." (See page 10 for a more detailed discussion.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    SCHWAB INTERNATIONAL INDEX
       FUND-INVESTOR SHARES
                                    SCHWAB INTERNATIONAL INDEX        SCHWAB
                                       FUND-INVESTOR SHARES     INTERNATIONAL INDEX   MSCI-EAFE INDEX
9/9/93                                                 $10,000              $10,000             $10,000
9/30/93                                                 $9,770               $9,786              $9,749
10/31/93                                               $10,150              $10,167             $10,049
11/30/93                                                $9,420               $9,454              $9,171
12/31/93                                               $10,096              $10,137              $9,833
1/31/94                                                $10,769              $10,823             $10,664
2/28/94                                                $10,558              $10,623             $10,634
3/31/94                                                $10,156              $10,172             $10,176
4/30/94                                                $10,458              $10,544             $10,607
5/31/94                                                $10,407              $10,448             $10,547
6/30/94                                                $10,488              $10,508             $10,696
7/31/94                                                $10,649              $10,692             $10,798
8/31/94                                                $10,941              $10,999             $11,054
9/30/94                                                $10,559              $10,621             $10,706
10/31/94                                               $10,950              $11,026             $11,062
11/30/94                                               $10,428              $10,478             $10,530
12/31/94                                               $10,484              $10,564             $10,597
1/31/95                                                $10,108              $10,254             $10,190
2/28/95                                                $10,189              $10,282             $10,160
3/31/95                                                $10,759              $10,964             $10,794
4/30/95                                                $11,145              $11,346             $11,200
5/31/95                                                $11,176              $11,303             $11,067
6/30/95                                                $11,064              $11,168             $10,873
7/31/95                                                $11,623              $11,826             $11,550
8/31/95                                                $11,237              $11,384             $11,110
9/30/95                                                $11,470              $11,661             $11,327
10/31/95                                               $11,318              $11,461             $11,022
11/30/95                                               $11,562              $11,782             $11,329
12/31/95                                               $11,975              $12,238             $11,785
1/31/96                                                $12,006              $12,277             $11,834
2/29/96                                                $12,026              $12,300             $11,874
3/31/96                                                $12,232              $12,529             $12,126
4/30/96                                                $12,530              $12,826             $12,478
5/31/96                                                $12,396              $12,674             $12,249
6/30/96                                                $12,489              $12,761             $12,317
7/31/96                                                $12,139              $12,430             $11,958
8/31/96                                                $12,253              $12,538             $11,984
9/30/96                                                $12,592              $12,907             $12,303
10/31/96                                               $12,571              $12,863             $12,177
11/30/96                                               $13,136              $13,460             $12,662
12/31/96                                               $13,067              $13,341             $12,499
1/31/97                                                $12,640              $12,898             $12,061
2/28/97                                                $12,827              $13,114             $12,259
3/31/97                                                $12,932              $13,202             $12,303
4/30/97                                                $13,025              $13,344             $12,368
5/31/97                                                $13,984              $14,324             $13,174
6/30/97                                                $14,766              $15,160             $13,899
7/31/97                                                $15,214              $15,570             $14,125
8/31/97                                                $14,109              $14,447             $13,070
9/30/97                                                $15,078              $15,354             $13,801
10/31/97                                               $13,869              $14,110             $12,740
11/30/97                                               $13,859              $14,055             $12,610
12/31/97                                               $14,022              $14,254             $12,720
1/31/98                                                $14,538              $14,830             $13,301
2/28/98                                                $15,382              $15,727             $14,155
3/31/98                                                $15,782              $16,139             $14,591
4/30/98                                                $15,888              $16,248             $14,706
5/31/98                                                $15,888              $16,209             $14,634
6/30/98                                                $16,025              $16,315             $14,745
7/31/98                                                $16,067              $16,419             $14,894
8/31/98                                                $14,085              $14,350             $13,049
9/30/98                                                $13,632              $13,880             $12,648
10/31/98                                               $14,981              $15,335             $13,966

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK--SELECT SHARES FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/98

                                                SINCE INCEPTION
                                ONE YEAR           (5/19/97)
--------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX
FUND-SELECT SHARES(1)              8.16%             4.10%
--------------------------------------------------------------------
Schwab International
Index-Registered Trademark-        8.68%             3.77%
--------------------------------------------------------------------
Index Tracking Differential        0.52%             0.33%
--------------------------------------------------------------------
MSCI-EAFE-Registered Trademark-
Index                              9.65%             3.02%
--------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT

This graph compares the growth of a hypothetical $50,000 investment(2) in the Schwab International Index Fund-Select Shares, made at its inception, with a similar investment in the Schwab International Index and the MSCI-EAFE Index.

Also shown is the difference between the total returns of the Schwab International Index and the Schwab International Index Fund, often referred to as the "tracking differential." (See page 10 for a more detailed discussion.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    SCHWAB INTERNATIONAL INDEX
        FUND-SELECT SHARES
                                    SCHWAB INTERNATIONAL INDEX        SCHWAB
                                        FUND-SELECT SHARES      INTERNATIONAL INDEX   MSCI-EAFE INDEX
5/19/97                                                $50,000              $50,000             $50,000
5/31/97                                                $49,375              $49,283             $49,248
6/30/97                                                $52,170              $52,161             $51,961
7/31/97                                                $53,755              $53,571             $52,803
8/31/97                                                $49,815              $49,706             $48,859
9/30/97                                                $53,240              $52,827             $51,595
10/31/97                                               $49,005              $48,550             $47,627
11/30/97                                               $48,970              $48,360             $47,141
12/31/97                                               $49,580              $49,042             $47,551
1/31/98                                                $51,405              $51,027             $49,725
2/28/98                                                $54,385              $54,111             $52,917
3/31/98                                                $55,800              $55,529             $54,547
4/30/98                                                $56,175              $55,905             $54,978
5/31/98                                                $56,175              $55,770             $54,708
6/30/98                                                $56,655              $56,133             $55,124
7/31/98                                                $56,845              $56,493             $55,681
8/31/98                                                $49,840              $49,376             $48,782
9/30/98                                                $48,240              $47,757             $47,284
10/31/98                                               $53,005              $52,763             $52,211

(1)The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.47% for the Select Shares. Without fee waivers and guarantees the one-year and since-inception average annual total returns would have been 7.29% and 3.02%, respectively, for the Select Shares, as of 10/31/98.

(2)The required minimum initial investment in the Select Shares is $50,000.

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

SCHWAB INTERNATIONAL INDEX FUND
FUND HOLDINGS

The Schwab International Index Fund (the Fund) invests primarily in common stocks of the Schwab International Index, an index created to represent the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States. As of October 31, 1998, the aggregate market capitalization of stocks included in the index represented approximately 50% of the total market value of all publicly traded non-U.S. companies.(1)

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS(2)

-----------------------------------------------
Glaxo Wellcome PLC                        1.86%
-----------------------------------------------
Novaritis AG (Registered)                 1.86%
-----------------------------------------------
Royal Dutch Petroleum Co.                 1.72%
-----------------------------------------------
Nippon Telegraph and Telephone
Corp.                                     1.68%
-----------------------------------------------
Toyota Motor Corp.                        1.56%
-----------------------------------------------
British Petroleum PLC                     1.42%
-----------------------------------------------
Nestle SA                                 1.40%
-----------------------------------------------
British Telecommunications                1.40%
-----------------------------------------------
Roche Holding Genusscheine                1.37%
-----------------------------------------------
SmithKline Beecham                        1.15%
-----------------------------------------------
Total                                    15.42%
-----------------------------------------------

(1)Source: Wilshire Associates.

(2)The top 10 holdings and the percentages invested by country are not indicative of current or future investments. These percentages do not take into account other assets and liabilities. A complete list of the Fund's investments as of 10/31/98 can be found in the Schedule of Investments later in this report.

EQUITY HOLDINGS BY COUNTRY(2)

----------------------------------------------
United Kingdom                          25.35%
----------------------------------------------
Japan                                   20.12%
----------------------------------------------
Germany                                 10.17%
----------------------------------------------
Switzerland                              9.12%
----------------------------------------------
France                                   8.63%
----------------------------------------------
Netherlands                              7.06%
----------------------------------------------
Italy                                    4.40%
----------------------------------------------
Spain                                    3.19%
----------------------------------------------
Canada                                   2.97%
----------------------------------------------
Sweden                                   2.86%
----------------------------------------------
Belgium                                  1.93%
----------------------------------------------
China/Hong Kong                          1.80%
----------------------------------------------
Australia                                1.61%
----------------------------------------------
Denmark                                  0.78%
----------------------------------------------

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK-
FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUND PERFORM DURING THE
REPORTING PERIOD?

A. As discussed in the MARKET OVERVIEW (pages 4-7), international equities were negatively impacted by news of international economic problems, particularly in July and August. Over the full-year reporting period, however, the Fund achieved total returns of 8.02% and 8.16% for the Investor Shares and Select Shares,-TM-respectively. Both classes of shares closely tracked the Fund's benchmark, the Schwab International Index,-Registered Trademark- which realized a total return of 8.68% for the period. As the table below reveals, the Fund did manage to outperform the average foreign fund over the one- and five-year periods ended October 31, 1998.(1) The Fund's outperformance was even greater on an after-tax basis, a direct result of the Fund's tax-efficient investment strategy.

                       BEFORE TAX:               AFTER TAX:
                  ONE YEAR    FIVE YEARS*   ONE YEAR   FIVE YEARS*
------------------------------------------------------------------
Investor Shares       8.02%        8.10%        7.50%       7.63%
------------------------------------------------------------------
Select Shares         8.16%       --            7.62%      --
------------------------------------------------------------------
Average Foreign
Fund                  1.64%        6.81%       -0.13%       5.29%
------------------------------------------------------------------

* Five-year returns represent average annual total returns over the five-year period.

(1)Source: Morningstar, Inc. Returns are load-adjusted. The Foreign Fund category contains 123 funds with five-year track records as of 10/31/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab International Index Fund.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB INTERNATIONAL INDEX COMPARE TO THAT OF THE MSCI-EAFE-REGISTERED TRADEMARK- INDEX?

A. As shown in the table below, the performance of the Schwab International Index lagged that of the MSCI-EAFE Index by approximately 0.97% for the one-year reporting period. On an inception-to-date basis, however, the Schwab International Index has outperformed the MSCI-EAFE Index by approximately 1.95% annually. As we have discussed in previous reports, these two indices are constructed differently, particularly in that they have different country weightings, so we anticipate continued performance differentials in the future.

                                       INCEPTION (9/9/93)
                                         TO DATE AVERAGE
                            ONE YEAR     ANNUAL RETURNS
----------------------------------------------------------
Schwab International Index   8.68%            8.66%
----------------------------------------------------------
MSCI-EAFE Index              9.65%            6.71%
----------------------------------------------------------

The impact of currency exchange rates was relatively minor during the reporting period. Expressed on local currency terms, the one-year performance of the Schwab International Index was 7.35%, approximately 1% less than the dollar-denominated return, reflecting the relative strength of foreign currencies during the reporting period.

Q. WERE ANY CHANGES MADE TO THE SCHWAB INTERNATIONAL INDEX DURING THE REPORTING PERIOD?

A. During the reporting period, the total number of countries included in the Index dropped from 15 to 14. After the Index conducted its annual rebalancing on June 30, no Singapore companies met the size and liquidity necessary for inclusion in the Index.

Q. WHY CAN INDEX FUNDS BE A SOUND WAY TO IMPLEMENT AN ASSET ALLOCATION PLAN?

A. Research has shown that the manner in which an investor allocates his or her portfolio among different asset classes can determine the vast majority of the variance in the portfolio's returns. Unless investors build their portfolios with investments that are designed to consistently deliver the performance of the asset classes they wish to track, their portfolios may not behave as they expect.

Index funds can be an excellent choice to implement an asset allocation plan, because they seek to invest only in the intended asset class and therefore should, because of their investment objectives, achieve returns that closely track those of that benchmark asset class. Index funds also should not be subject to the "style drift" that investors may face with many actively managed funds. Consistent with their mission to track their benchmarks, index funds also usually maintain minimal cash holdings.

In addition to seeking to deliver consistent asset class performance, index funds are typically efficient both from a cost and a tax standpoint. Most index funds minimize their trading and operating costs by keeping portfolio turnover and operating expense ratios low. These savings are passed on to investors in the form of higher returns.

Index funds also can be effective at reducing certain types of investment risk. Most investment risks can be categorized as SYSTEMATIC (nondiversifiable) or NONSYSTEMATIC (diversifiable). Systematic risks are those that may affect all stocks or bonds, such as a bear market caused by adverse economic conditions. Index funds do not safeguard against this type of risk; their goal is to consistently track their benchmark regardless of how it is performing. They also generally maintain minimal cash balances, so they do not build up a defensive cash position in a negative market environment.

Nonsystematic risks are those that affect a particular stock or bond, such as a decline in demand for a company's product or a negative earnings surprise. Nonsystematic risk is also referred to as "diversifiable risk," because an investor can reduce it by diversifying his or her portfolio across a sufficiently large number of companies. Because most broad-based index funds purchase many--in some cases, hundreds of-- securities, they can be effective at minimizing nonsystematic or company-specific risk.

Q. WHAT STRATEGIES DOES THE FUND EMPLOY TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. PRE-TAX TOTAL RETURN is the most common measure used to compare mutual fund performance. Because of different tax management policies, however, two funds with identical pre-tax total returns may actually have significant differences in their after-tax returns. Over the long term, these after-tax return differences can have a major impact on investors' fund balances held outside of retirement accounts.

As discussed in the first question in this section, the Schwab International Index Fund has been more "tax efficient" than the average foreign fund. Index funds can be tax efficient because they are designed to have lower portfolio turnover rates and, hence, lower realization of capital gains than most actively managed funds. Furthermore, when the Fund's investment manager does trade stocks, an attempt is made to

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK-
FUND DISCUSSION (continued)

offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.

Q. WHAT IMPACT HAS THE FINANCIAL TURMOIL IN RUSSIA AND IN MANY ASIAN COUNTRIES HAD ON THE FUND?

A. As shown in the MARKET OVERVIEW (page 4-7), most Asian markets experienced significant losses during the reporting period. Although well diversified across many developed securities markets, the Schwab International
Index-Registered Trademark- does have exposure to several Asian countries that had a negative impact on returns for the period. The table below shows Asian country exposure in the Fund based on the percentage of total assets as of the end of the reporting period, as well as the returns for each of those countries during the reporting period (based on the MSCI-EAFE country returns for the period).

                                               COUNTRY
                               PERCENTAGE      RETURNS
                                   OF         FOR THE 12
                               FUND ASSETS      MONTHS
                               (10/31/98)   ENDED 10/31/98
----------------------------------------------------------
Japan                              20.12%         -15.05%
----------------------------------------------------------
Hong Kong                           1.80%          -5.81%
----------------------------------------------------------

The Schwab International Index-Registered Trademark- is a capitalization-weighted index, which means that each country's percentage representation in the Index is based on the total size--or market capitalization--of its stock market. To ensure that the Schwab International Index maintains sufficient diversification, the Index limits the maximum representation of any one country to 35%. Neither the Fund nor the Index held any Russian securities, as Russia does not meet the definition of a "developed securities market" as required for inclusion in the Index.

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS
October 31, 1998



                               Number       Value
                             of Shares      (000s)
                             ---------    ---------
---------------------------------------------------
COMMON STOCK -- 99.6%
---------------------------------------------------
AEROSPACE/DEFENSE -- 1.5%
Boeing Co.                     432,854    $  16,232
General Dynamics Corp.          58,862        3,484
Lockheed Martin Corp.           84,905        9,456
Northrop Grumman Corp.          34,139        2,723
Raytheon Co., Class B          142,994        8,303
Textron, Inc.                   68,145        5,068
United Technologies Corp.       99,392        9,467
                                          ---------
                                             54,733
                                          ---------


AIR TRANSPORTATION -- 0.5%
AMR Corp.+                      83,584        5,600
Delta Airlines, Inc.            31,053        3,278
FDX Corp.+                      62,144        3,267
Southwest Airlines Co.         146,612        3,106
U.S. Airways Group, Inc.+       44,090        2,494
                                          ---------
                                             17,745
                                          ---------

ALCOHOLIC BEVERAGES -- 0.5%
Adolph Coors Co., Class B       13,077          654
Anheuser-Busch Companies, Inc. 204,527       12,157
Brown-Forman Corp., Class B     26,844        1,824
Seagram Co., Ltd.              152,775        5,022
                                          ---------
                                             19,657
                                          ---------

APPAREL -- 0.3%
Fruit of the Loom, Inc.,
  Class A+                      35,553          542
Liz Claiborne, Inc.             28,646          842
Nike, Inc., Class B            129,503        5,658
Reebok International, Ltd.+     14,018          233
Russell Corp.                   12,276          302
Springs Industries, Inc.         7,642          270
V.F. Corp.                      56,262        2,352
                                          ---------
                                             10,199
                                          ---------

AUTOMOTIVE PRODUCTS/MOTOR VEHICLE -- 2.0%
BF Goodrich Co.                 26,613          958
Chrysler Corp.                 271,109       13,047
Cooper Tire & Rubber Co.        29,764          495
Cummins Engine Co., Inc.        12,880          440
Dana Corp.                      78,096        3,265
Eaton Corp.                     34,161        2,312
Fleetwood Enterprises, Inc.     11,175          361
Ford Motor Co.                 510,495       27,694
General Motors Corp.           276,823       17,457
Genuine Parts Co.               75,876        2,390



                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

Goodyear Tire & Rubber Co.      62,626    $   3,374
Navistar International Corp.+   21,753          454
Paccar, Inc.                    30,263        1,320
TRW, Inc.                       51,457        2,930
                                          ---------
                                             76,497
                                          ---------

BANKS -- 7.6%
Bank of New York Co., Inc.     315,386        9,954
Bank One Corp.                 502,724       24,571
BankAmerica Corp.              731,299       42,004
BankBoston Corp.               121,808        4,484
Bankers Trust New York Corp.    39,008        2,450
BB&T Corp.                     112,172        4,003
Chase Manhattan Corp.          365,370       20,758
Comerica, Inc.                  63,130        4,072
Fifth Third Bancorp.           115,283        7,638
First Union Corp.              406,321       23,567
Fleet Financial Group, Inc.    241,444        9,643
Golden West Financial Corp.     28,019        2,541
Huntington Bancshares Inc.     101,728        2,925
J.P. Morgan & Co., Inc.         77,374        7,293
KeyCorp, Inc.                  178,308        5,405
MBNA Corp.                     329,420        7,515
Mellon Bank Corp.              111,426        6,699
Merchantile Bancorp, Inc.       60,900        2,782
National City Corp.            140,850        9,058
Northern Trust Corp.            44,600        3,289
Norwest Corp.                  320,066       11,902
PNC Bank Corp.                 127,641        6,382
Regions Financial Corp.         96,500        3,571
Republic New York Corp.         53,630        2,242
State Street Corp.              65,435        4,082
Summit Bancorp                  77,500        2,940
SunTrust Banks, Inc.            90,947        6,338
Synovus Financial Corp.        103,247        2,394
U.S. Bancorp                   321,481       11,734
Union Planters Corp.            52,100        2,419
Wachovia Corp.                  94,326        8,572
Washington Mutual, Inc.        257,156        9,627
Wells Fargo & Co.               36,184       13,388
                                          ---------
                                            286,242
                                          ---------

BUSINESS MACHINES & SOFTWARE -- 10.5%
3Com Corp.+                    148,420        5,352
Adobe Systems, Inc.             29,752        1,104
Apple Computer, Inc.+           60,166        2,234
Autodesk, Inc.                  31,000          967
BMC Software, Inc.+             84,500        4,061

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

Cabletron Systems, Inc.+        69,329    $     789
Ceridian Corp.+                 34,360        1,971
Cisco Systems, Inc.+           651,945       41,072
Compaq Computer Corp.          711,694       22,507
Computer Associates
  International, Inc.          237,990        9,371
Data General Corp.+             16,600          282
Dell Computer Corp.+           539,164       35,383
EMC Corp.+                     210,331       13,540
Gateway 2000, Inc.+             64,300        3,589
Hewlett-Packard Co.            442,473       26,631
Honeywell, Inc.                 52,866        4,223
International Business
  Machines Corp.               391,052       58,047
Microsoft Corp.+             1,040,006      110,111
Novell, Inc.+                  135,829        2,020
Oracle Systems Corp.+          419,997       12,416
Parametric Technology Corp.+   119,732        1,991
Peoplesoft, Inc.+               94,300        1,998
Pitney Bowes, Inc.             117,602        6,475
Seagate Technology, Inc.+      114,411        3,018
Silicon Graphics, Inc.+         74,570          839
Sun Microsystems, Inc.+        164,571        9,586
Unisys Corp.+                  120,065        3,197
Xerox Corp.                    139,962       13,559
                                          ---------
                                            396,333
                                          ---------

BUSINESS SERVICES -- 2.0%
Automatic Data Processing, Inc.129,612       10,086
Browning-Ferris Industries, Inc.70,313        2,492
Computer Sciences Corp.         70,522        3,720
Cendant Corp.+                 371,500        4,249
Deluxe Corp.                    42,372        1,372
Ecolab, Inc.                    55,470        1,657
Equifax, Inc.                   61,015        2,361
First Data Corp.               186,527        4,943
H&R Block, Inc.                 41,817        1,874
IKON Office Solutions           41,977          396
Interpublic Group of
  Companies, Inc.               57,460        3,361
Laidlaw, Inc.                  122,187        1,153
Moore Corp., Ltd.               30,785          348
National Service
  Industries, Inc.              18,094          649
Omnicom Group, Inc.             72,400        3,579
Paychex, Inc.                   66,800        3,323
R.R. Donnelley & Sons Co.       57,206        2,467
Tyco International Ltd.        272,554       16,881
Waste Management, Inc.         245,426       11,075
                                          ---------
                                             75,986
                                          ---------


                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

CHEMICAL -- 2.0%
Air Products & Chemicals, Inc.  98,258    $   3,709
Dow Chemical Co.                92,176        8,630
E. I. du Pont de Nemours & Co. 475,662       27,351
Eastman Chemical Co.            38,764        2,277
Great Lakes Chemical Corp.      22,225          925
Hercules, Inc.                  48,607        1,619
Minnesota Mining &
  Manufacturing Co.            172,768       13,822
Morton International, Inc.      47,078        1,171
Nalco Chemical Co.              23,640          731
PPG Industries, Inc.            78,375        4,482
Praxair, Inc.                   72,930        2,935
Rohm & Haas Co.                 81,087        2,737
Sigma-Aldrich Corp.             39,209        1,212
Union Carbide Corp.             56,460        2,174
W. R. Grace & Co.+              44,452          772
                                          ---------
                                             74,547
                                          ---------

CONSTRUCTION -- 0.3%
Armstrong World
  Industries, Inc.              21,685        1,344
Centex Corp.                    20,922          701
Crane Co.                       27,069          780
Fluor Corp.                     33,275        1,292
Georgia Pacific Corp.           44,391        2,297
Kaufman & Broad Home Corp.      17,481          499
Owens Corning                   19,211          698
Pulte Corp.                     10,488          270
Sherwin-Williams Co.            66,261        1,669
The Stanley Works               45,586        1,368
                                          ---------
                                             10,918
                                          ---------

CONSUMER - DURABLE -- 0.4%
Black & Decker Corp.            39,297        2,031
Masco Corp.                    142,490        4,016
Maytag Corp.                    44,306        2,190
Newell Co.                      66,332        2,919
Snap-On, Inc.                   26,878          953
Whirlpool Corp.                 30,556        1,566
                                          ---------
                                             13,675
                                          ---------

CONSUMER - NON-DURABLE -- 1.5%
American Greetings Corp.,
  Class A                       31,157        1,250
Darden Restaurants, Inc.        48,620          802
Harcourt General, Inc.          26,848        1,307
Hasbro, Inc.                    61,665        2,162

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

Jostens, Inc.                   18,082    $     408
Mattel, Inc.                   128,307        4,603
McDonald's Corp.               293,737       19,644
Rubbermaid, Inc.                69,413        2,304
Tricon Global
  Restaurants, Inc.+            57,050        2,482
Unilever NV                    274,937       20,689
Wendy's International, Inc.     48,575        1,020
                                          ---------
                                             56,671
                                          ---------
CONTAINERS -- 0.2%
Ball Corp.                       9,263          391
Bemis Co., Inc.                 30,311        1,125
Crown Cork & Seal Co., Inc.     54,268        1,730
Owens-Illinois, Inc.+           59,993        1,834
Sealed Air Corp.+               30,726        1,089
Stone Container Corp.+          45,308          433
                                          ---------
                                              6,602
                                          ---------
ELECTRONICS -- 5.3%
Advanced Micro Devices, Inc.+   58,294        1,315
Applied Materials, Inc.+       152,362        5,285
Ascend Communications, Inc.+    98,800        4,767
EG&G, Inc.                      13,296          334
Electronic Data Systems Corp.  208,700        8,491
Emerson Electric Co.           183,226       12,093
General Instrument Corp.+       60,508        1,554
Harris Corp.                    29,166        1,023
Intel Corp.                    708,312       63,173
KLA-Tencor Corp.+               33,275        1,227
LSI Logic Corp.+                64,297          972
Lucent Technologies, Inc.      558,320       44,770
Micron Technology, Inc.+        87,140        3,311
Milacron, Inc.                  11,183          217
Motorola, Inc.                 254,544       13,236
National Semiconductor Corp.+   58,837          747
Northern Telecom Ltd.          276,520       11,839
Perkin Elmer Corp.              21,691        1,829
Rockwell International Corp.    73,236        3,007
Scientific-Atlanta, Inc.        34,262          512
Tektronix, Inc.                 24,305          434
Tellabs, Inc.+                  80,578        4,432
Texas Instruments, Inc.        166,401       10,639
Thermo Electron Corp.+          73,614        1,468
Thomas & Betts Corp.            20,315          908
                                          ---------
                                            197,583
                                          ---------


                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

ENERGY - RAW MATERIALS -- 1.0%
Anadarko Petroleum Corp.        54,850    $   1,858
Apache Corp.                    36,489        1,033
Baker Hughes, Inc.             127,708        2,817
Burlington Resources, Inc.      81,255        3,347
Eastern Enterprises             13,843          568
Halliburton Co.                197,729        7,106
Helmerich & Payne, Inc.         13,504          322
Occidental Petroleum Corp.     154,092        3,063
ONEOK, Inc.                     12,365          423
Rowan Companies, Inc.+          32,481          473
Schlumberger Ltd.              231,834       12,171
Sempra Energy                  104,111        2,707
Union Pacific Resources Group  114,762        1,492
                                          ---------
                                             37,380
                                          ---------

FOOD & AGRICULTURE -- 5.1%
Archer Daniels Midland Co.     253,526        4,231
Bestfoods, Inc.                118,800        6,475
Campbell Soup Co.              191,627       10,216
Coca-Cola Co.                1,042,882       70,525
Coca-Cola Enterprises, Inc.    167,200        6,030
ConAgra, Inc.                  201,688        6,139
General Mills, Inc.             64,334        4,729
H.J. Heinz Co.                 156,738        9,110
Hershey Foods Corp.             61,398        4,164
Kellogg Co.                    170,162        5,615
Monsanto Co.                   250,965       10,195
PepsiCo, Inc.                  626,997       21,161
Pioneer-Hi-Bred
  International, Inc.          102,414        2,868
Quaker Oats Co.                 57,487        3,395
Ralston Purina Co.             126,369        4,218
RJR Nabisco Holdings Corp.     130,400        3,725
Sara Lee Corp.                 195,169       11,649
SYSCO Corp.                    147,728        3,979
Wm. Wrigley Jr. Co.             47,043        3,807
                                          ---------
                                            192,231
                                          ---------
GOLD -- 0.2%
Barrick Gold Corp.             150,379        3,214
Battle Mountain Gold Co.        81,580          444
Homestake Mining Co.            73,807          876
Newmont Mining Corp.            76,969        1,636
Placer Dome, Inc.              103,700        1,633
                                          ---------
                                              7,803
                                          ---------

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

HEALTHCARE/DRUGS & MEDICINE -- 12.7%
Abbott Laboratories            653,614    $  30,679
Allergan, Inc.                  24,935        1,557
ALZA Corp.+                     42,078        2,014
American Home Products Corp.   557,310       27,169
Amgen, Inc.+                   108,554        8,528
Bausch & Lomb, Inc.             23,816          993
Baxter International, Inc.     126,284        7,569
Becton, Dickinson & Co.        110,310        4,647
Biomet, Inc.                    49,132        1,667
Boston Scientific Corp.+        79,506        4,328
Bristol-Meyers Squibb Co.      420,482       46,490
C.R. Bard, Inc.                 21,120          902
Cardinal Health, Inc.           56,127        5,308
Columbia / HCA Healthcare
  Corp.                        264,916        5,563
Eli Lilly & Co.                461,124       37,322
Guidant Corp.                   62,310        4,767
HBO & Co.                      183,028        4,805
Hcr Manor Care, Inc.+           44,133        1,434
Healthsouth Corp.+             173,909        2,109
Humana, Inc.+                   70,742        1,340
IMS Health, Inc.                75,743        5,037
Johnson & Johnson              569,980       46,453
Mallinckrodt, Inc.              25,553          728
Medtronic, Inc.                197,877       12,862
Merck & Co., Inc.              504,023       68,169
Pfizer, Inc.                   551,000       59,129
Pharmacia & Upjohn, Inc.       215,461       11,406
Schering-Plough Corp.          311,431       32,038
Service Corp. International    107,726        3,838
Shared Medical Systems Corp.     9,852          491
St. Jude Medical, Inc.+         46,392        1,311
Tenet Healthcare Corp.+        137,633        3,845
United Healthcare Corp.         90,392        3,938
Warner Lambert Co.             347,001       27,196
                                          ---------
                                            475,632
                                          ---------

HOUSEHOLD PRODUCTS -- 2.5%
Alberto-Culver Co., Class B     20,017          532
Avon Products, Inc.            114,554        4,546
Clorox Co.                      46,016        5,027
Colgate-Palmolive Co.          126,918       11,216
Gillette Co.                   469,338       21,091
International Flavors &
  Fragrances, Inc.              51,628        1,933
Procter & Gamble Co.           569,522       50,616
Tupperware Corp.                16,428          256
                                          ---------
                                             95,217
                                          ---------


                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

INSURANCE -- 3.8%
Aetna, Inc.                     63,758    $   4,758
Allstate Corp.                 351,618       15,142
American General Corp.         111,422        7,632
American International
  Group, Inc.                  437,947       37,335
Aon Corp.                       70,499        4,371
Chubb Corp.                     73,260        4,506
CIGNA Corp.                     93,065        6,788
Cincinnati Financial Corp.      63,245        2,360
Conseco, Inc.                  126,502        4,388
General Re Corp.                33,166        7,286
Hartford Financial Services
  Group, Inc.                   97,692        5,190
Jefferson-Pilot Corp.           47,822        2,905
Lincoln National Corp.          43,713        3,317
Marsh & McLennan
  Companies, Inc.              111,378        6,181
MBIA, Inc.                      46,986        2,872
MGIC Investment Corp.           52,438        2,045
Progressive Corp. of Ohio       27,651        4,072
Provident Companies, Inc.       53,200        1,546
SAFECO Corp.                    55,791        2,416
St. Paul Companies, Inc.       100,016        3,313
SunAmerica, Inc.                86,908        6,127
Torchmark Corp.                 58,789        2,572
Transamerica Corp.              23,432        2,437
UNUM Corp.                      58,692        2,608
                                          ---------
                                            142,167
                                          ---------

MEDIA -- 2.6%
CBS Corp.                      311,375        8,699
Clear Channel
  Communications, Inc.+         98,810        4,502
Comcast Corp., Class A         160,829        7,941
Dow Jones & Co., Inc.           45,300        2,075
Gannett Co., Inc.              118,192        7,313
King World Productions, Inc.+   24,354          639
Knight-Ridder, Inc.             36,683        1,868
McGraw-Hill Companies, Inc.     44,907        4,039
Mediaone Group+                256,967       10,873
Meredith Corp.                  23,612          874
New York Times Co., Class A     80,200        2,266
Telecommunications, Inc.,
  Series A (Liberty Media
  Group)+                      221,958        9,350
Time Warner, Inc.              253,970       23,572
Times Mirror Co., Series A      34,800        1,929
Tribune Co.                     54,556        3,144
Viacom, Inc., Class B+         153,037        9,163
                                          ---------
                                             98,247
                                          ---------

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

MISCELLANEOUS FINANCE -- 4.8%
American Express Co.           190,979    $  16,878
Associates First Capital Corp. 142,801       10,067
Bear Stearns Companies, Inc.    52,500        1,874
Capital One Financial Corp.     32,300        3,286
Charles Schwab Corp.           117,053        5,611
Citigroup, Inc.                960,904       45,223
Countrywide Credit
  Industries, Inc.              47,724        2,061
Dun & Bradstreet Corp.          65,656        1,863
Fannie Mae                     436,917       30,939
Freddie Mac                    294,052       16,908
Franklin Resources, Inc.        98,400        3,721
Household International, Inc.  201,908        7,382
Lehman Brothers Holdings, Inc.  49,900        1,893
Merrill Lynch & Co., Inc.      150,792        8,934
Morgan Stanley, Dean Witter,
  Discover & Co.               252,336       16,339
Providian Financial Corp.       44,596        3,540
Student Loan Marketing Assoc.   75,700        3,033
                                          ---------
                                            179,552
                                          ---------

NON-FERROUS METALS -- 0.4%
Alcan Aluminum, Ltd.           107,274        2,715
Aluminum Company of America     77,063        6,107
Asarco, Inc.                     9,188          197
Cyprus Amax Minerals Co.        33,795          420
Engelhard Corp.                 53,401        1,122
Freeport-McMoran Copper & Gold,
  Inc., Class B                 62,215          766
Inco, Ltd.                      57,949          619
Phelps Dodge Corp.              29,826        1,719
Reynolds Metals Co.             28,054        1,682
                                          ---------
                                             15,347
                                          ---------

OIL - DOMESTIC -- 0.8%
Amerada Hess Corp.              35,092        1,939
Ashland, Inc.                   31,856        1,533
Atlantic Richfield Co.         132,170        9,103
Kerr-McGee Corp.                16,100          642
Oryx Energy Co.+                51,420          720
Pennzoil Co.                    15,999          574
Phillips Petroleum Co.         111,950        4,842
Sun, Inc.                       41,352        1,419
Unocal Corp.                   106,916        3,628
USX-Marathon Group             123,702        4,044
                                          ---------
                                             28,444
                                          ---------


                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

OIL - INTERNATIONAL -- 5.3%
Amoco Corp.                    406,550    $  22,818
Chevron Corp.                  277,968       22,654
Exxon Corp.                  1,023,369       72,915
Mobil Corp.                    332,842       25,192
Royal Dutch Petroleum Co. -
  Sponsored ADR                898,280       44,240
Texaco, Inc.                   227,354       13,485
                                          ---------
                                            201,304
                                          ---------

OPTICAL & PHOTO -- 0.3%
Eastman Kodak Co.              135,781       10,523
Polaroid Corp.                  12,095          321
                                          ---------
                                             10,844
                                          ---------

PAPER & FOREST PRODUCTS -- 0.9%
Boise Cascade Corp.             17,316          485
Champion International Corp.    48,300        1,543
Fort James Corp.                99,395        4,007
International Paper Co.        133,632        6,206
Kimberly-Clark Corp.           233,313       11,257
Louisiana-Pacific Corp.         42,328          751
Mead Corp.                      55,719        1,762
Potlatch Corp.                   8,560          312
Temple Inland, Inc.             29,119        1,414
Union Camp Corp.                29,245        1,258
Westvaco Corp.                  53,813        1,325
Weyerhaeuser Co.                83,717        3,919
Willamette Industries, Inc.     54,832        1,700
                                          ---------
                                             35,939
                                          ---------

PRODUCER GOODS & MANUFACTURING -- 4.7%
Aeroquip-Vickers, Inc.          10,459          329
Allied Signal, Inc.            236,582        9,212
Avery Dennison Corp.            47,515        1,969
Briggs & Stratton Corp.          8,153          383
Case Corp.                      30,156          663
Caterpillar, Inc.              157,286        7,078
Cooper Industries, Inc.         52,755        2,328
Corning, Inc.                   95,682        3,474
Deere & Co.                     98,027        3,468
Dover Corp.                    101,365        3,218
FMC Corp.+                      12,778          652
Foster Wheeler Corp.             9,485          151
General Electric Co.         1,382,340      120,955
Grainger (W.W.), Inc.           37,808        1,742
Harnischfeger Industries, Inc.  12,303          116

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

Illinois Tool Works, Inc.      103,921    $   6,664
Ingersoll Rand Co.              74,397        3,757
ITT Industries, Inc.            47,647        1,703
Johnson Controls, Inc.          40,175        2,260
McDermott International, Inc.   25,216          739
Millipore Corp.                 29,991          739
Nacco Industries, Inc.           3,117          287
Pall Corp.                      45,366        1,145
Parker-Hannifin Corp.           54,933        1,964
Raychem Corp.                   33,182        1,014
Tenneco, Inc.                   67,356        2,046
Timken Co.                      28,032          499
                                          ---------
                                            178,555
                                          ---------

RAILROAD & SHIPPING -- 0.5%
Burlington Northern Santa Fe
  Corp.                        203,875        6,294
CSX Corp.                       89,955        3,531
Norfolk Southern Corp.         157,288        5,181
Union Pacific Corp.            102,216        4,868
                                          ---------
                                             19,874
                                          ---------
RETAIL -- 5.8%
Albertson's, Inc.              102,813        5,713
American Stores Co.            122,569        3,991
AutoZone, Inc.                  65,715        1,729
Circuit City Stores, Inc.       41,906        1,516
Consolidated Stores Corp.+      37,000          608
CVS Corp.                      168,918        7,717
Dayton Hudson Corp.            183,510        7,776
Dillards, Inc., Class A         41,633        1,293
Dollar General Corp.            86,625        2,068
Federated Department
  Stores, Inc.+                 97,637        3,753
Fred Meyer, Inc.+               65,600        3,497
Gap, Inc.                      163,090        9,806
Great Atlantic & Pacific
  Tea Co., Inc.                 10,280          242
Home Depot, Inc.               623,250       27,111
J.C. Penney Co., Inc.          104,120        4,946
Kmart Corp. +                  220,017        3,108
Kohl's Corp.+                   72,000        3,442
Kroger Co.+                    104,931        5,824
Limited, Inc.                  104,667        2,682
Longs Drug Stores, Inc.         15,682          613
Lowe's Companies, Inc.         142,726        4,808
May Department Stores Co.      100,386        6,124
Nordstrom, Inc.                 60,322        1,648
Pep Boys-Manny, Moe & Jack      19,232          301


                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

Price/Costco, Inc.+             94,144    $   5,343
Rite Aid Corp.                 112,914        4,481
Sears, Roebuck & Co.           168,918        7,591
Staples, Inc.+                 118,500        3,866
SUPERVALU, Inc.                 64,054        1,537
Tandy Corp.                     47,521        2,355
TJX Companies, Inc.            123,882        2,346
Toys "R" Us, Inc.+             118,496        2,318
Venator Group Inc.+             55,782          471
Wal-Mart Stores, Inc.          938,431       64,752
Walgreen Co.                   207,928       10,123
Winn Dixie Stores, Inc.         63,711        2,162
                                          ---------
                                            217,661
                                          ---------
STEEL -- 0.1%
Allegheny Teledyne, Inc.        85,503        1,758
Armco, Inc.+                     7,124           34
Bethlehem Steel Corp.+          36,335          327
Nucor Corp.                     33,484        1,517
USX-U.S. Steel Group, Inc.      31,779          739
Worthington Industries, Inc.    29,002          393
                                          ---------
                                              4,768
                                          ---------
TELEPHONE -- 7.9%
AirTouch Communications, Inc.+ 238,052       13,331
Alltel Corp.                   113,590        5,318
Ameritech Corp.                466,798       25,178
AMP, Inc.                       90,059        3,698
Andrew Corp.+                   34,788          570
AT&T Corp.                     761,994       47,434
Bell Atlantic Corp.            651,896       34,632
BellSouth Corp.                418,771       33,423
Frontier Corp.                  78,943        2,373
GTE Corp.                      402,198       23,604
MCI WorldCom, Inc.+            751,736       41,534
Nextel Communications, Inc.+   119,500        2,166
SBC Communications, Inc.       824,382       38,179
Sprint Corp.                   178,999       13,738
US West, Inc. (Media Group)    217,262       12,465
                                          ---------
                                            297,643
                                          ---------
TOBACCO -- 1.6%
Fortune Brands, Inc.            66,858        2,210
Loew's Corp.                    48,040        4,513
Philip Morris
  Companies, Inc.            1,019,762       52,135
UST, Inc.                       84,284        2,866
                                          ---------
                                             61,724
                                          ---------

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

TRAVEL & RECREATION -- 0.8%
Brunswick Corp.                 36,407    $     708
Harrah's Entertainment, Inc.+   31,711          448
Hilton Hotels Corp.            111,522        2,237
Marriott International, Inc.,
  Class A                      117,532        3,159
Mirage Resorts, Inc.+           66,574        1,127
Walt Disney Co.                867,930       23,380
                                          ---------
                                             31,059
                                          ---------
TRUCKING & FREIGHT -- 0.0%
Ryder Systems, Inc.             29,062          716
                                          ---------
UTILITIES - ELECTRIC & GAS -- 3.2%
AES Corp.+                      72,000        2,948
Ameren Corp.                    64,013        2,557
American Electric
  Power Co., Inc.               79,295        3,881
Baltimore Gas & Electric Co.    58,608        1,839
Carolina Power & Light Co.      59,916        2,749
Central & South West Corp.      86,843        2,415
Cinergy Corp.                   62,129        2,143
Coastal Corp.                   95,642        3,371
Columbia Gas System, Inc.       33,774        1,955
Consolidated Edison, Inc.      102,591        5,142
Consolidated Natural Gas Co.    45,499        2,403
Dominion Resources, Inc.        88,488        4,087
DTE Energy Co.                  59,803        2,549
Duke Power Co.                 154,615       10,002
Edison International           142,929        3,770
Enron Corp.                    140,739        7,424
Entergy Corp.                   99,604        2,864
First Energy Corp.             100,581        3,017
FPL Group, Inc.                 80,680        5,048
GPU, Inc.                       50,352        2,171
Houston Industries, Inc.       119,186        3,702
Niagara Mohawk Power Corp.+     73,202        1,071
NICOR, Inc.                     18,201          771
Northern States Power Co.       70,108        1,893
PacifiCorp.                    118,419        2,257
PECO Energy Co.                 97,765        3,782
Peoples Energy Corp.            12,173          449
PG&E Corp.                     164,016        4,992
PP&L Resources, Inc.            74,145        2,011
Public Service Enterprise
  Group, Inc.                  102,585        3,898
Sonat, Inc.                     54,779     $  1,661
Southern Co.                   290,831        8,198
Texas Utilities Co.            120,987        5,293
Unicom Corp.                    86,452        3,258
Williams Companies, Inc.       181,664        4,984
                                          ---------
                                            120,555
                                          ---------
TOTAL COMMON STOCK
  (Cost $3,211,947)                       3,750,050
                                          ---------



                                Par
                               (000s)
                             ---------

U.S. TREASURY OBLIGATIONS (a)(b) -- 0.0%

U.S. TREASURY BILLS
   4.54%, 12/17/98              $  700          697
   4.04%, 04/15/99                 275          270
                                          ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $966)                                   967
                                          ---------


                               Number
                             of Shares
                             ---------

SHORT-TERM INVESTMENTS -- 0.4%

Temporary Investment Fund, Inc.
  Temporary Cash Portfolio
   2.72%*, 11/06/98         14,696,000       14,696
                                          ---------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $14,696)                             14,696
                                          ---------
TOTAL INVESTMENTS -- 100.0%
  (Cost $3,227,609)                       3,765,713
                                          ---------
OTHER ASSETS AND LIABILITIES -- 0.0%
   Other assets                             459,843
   Liabilities                             (461,282)
                                          ---------
                                             (1,439)
                                          ---------
TOTAL NET ASSETS -- 100.0%               $3,764,274
                                         ==========

               SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS
October 31, 1998

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------
---------------------------------------------------
COMMON STOCK -- 99.8%
---------------------------------------------------
AEROSPACE/DEFENSE -- 1.4%
Boeing Co.                     474,052    $  17,777
Coltec Industries, Inc.+        18,200          304
Cordant Technologies, Inc.      14,200          578
General Dynamics Corp.          68,600        4,060
General Motors Corp., Class H   53,000        2,027
Gulfstream Aerospace Corp.+     35,000        1,549
Litton Industries, Inc.+        20,500        1,337
Lockheed Martin Corp.           93,592       10,424
Northrop Grumman Corp.          29,900        2,384
Raytheon Co., Class B          154,400        8,965
Sundstrand Corp.                24,600        1,155
Textron, Inc.                   75,400        5,608
United Technologies Corp.      111,400       10,611
                                          ---------
                                             66,779
                                          ---------
AIR TRANSPORTATION -- 0.5%
AMR Corp.+                      82,200        5,507
Comair Holdings, Inc.           38,000        1,249
Continental Airlines, Inc.,
  Class B+                      33,400        1,324
Delta Air Lines, Inc.           35,200        3,716
FDX Corp.+                      73,680        3,873
Northwest Airlines Corp.,
  Class A                       46,500        1,219
Southwest Airlines Co.         156,900        3,324
UAL Corp.+                      32,700        2,124
U.S. Airways Group, Inc.+       51,500        2,913
                                          ---------
                                             25,249
                                          ---------

ALCOHOLIC BEVERAGES -- 0.4%
Adolph Coors Co., Class B       28,000        1,400
Anheuser-Busch Companies, Inc. 231,800       13,778
Brown-Forman Corp., Class B     36,700        2,493
                                          ---------
                                             17,671
                                          ---------
APPAREL -- 0.3%
Fruit of the Loom, Inc.,
  Class A+                      26,300          401
Jones Apparel Group, Inc.+      57,200          987
Liz Claiborne, Inc.             32,000          940
Nike, Inc., Class B            135,600        5,924
Reebok International, Ltd.+     16,700          278
Unifi, Inc.                     21,925          370
V.F. Corp.                      63,100        2,638
Warnaco Group, Inc., Class A    28,600          731
Westpoint Stevens, Inc.+        34,000          967
                                          ---------
                                             13,236
                                          ---------


                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

AUTOMOTIVE PRODUCTS/MOTOR VEHICLE -- 2.0%
Bandag, Inc.                     8,800    $     311
BF Goodrich Co.                 38,400        1,382
Borg Warner Automotive, Inc.     9,200          431
Carlisle Companies, Inc.        16,000          618
Chrysler Corp.                 298,600       14,370
Cummins Engine Co., Inc.        14,800          505
Dana Corp.                      81,688        3,416
Danaher Corp.                   70,800        2,828
Eaton Corp.                     32,100        2,173
Federal-Mogul Corp.             23,000        1,246
Fleetwood Enterprises, Inc.     22,000          710
Ford Motor Co.                 574,500       31,167
General Motors Corp.           313,400       19,764
Genuine Parts Co.               80,575        2,538
Goodyear Tire & Rubber Co.      72,300        3,895
Harley-Davidson, Inc.           71,400        2,767
Lear Corp.+                     26,000          835
Meritor Automotive, Inc.        40,000          748
Navistar International Corp.+   21,000          438
Paccar, Inc.                    42,120        1,837
TRW, Inc.                       62,700        3,570
                                          ---------
                                             95,549
                                          ---------
BANKS -- 8.2%
Amsouth Bancorp.                55,800        2,235
Associated Bancorp.             24,625          865
Bank of New York Co., Inc.     350,000       11,047
Bank One Corp.                 555,692       27,159
Bank United Corp., Class A       7,000          279
BankAmerica Corp.              831,006       47,731
BankBoston Corp.               141,040        5,192
Bankers Trust New York Corp.    47,940        3,011
BB & T Corp.                   130,500        4,657
CCB Financial Corp.             21,000        1,105
Centura Banks, Inc.             10,000          690
Chase Manhattan Corp.          418,460       23,774
City National Corp.             15,000          513
Colonial BancGroup, Inc.        40,000          522
Comerica, Inc.                  71,296        4,599
Commerce Bancshares, Inc.       28,992        1,263
Compass Bancshares, Inc.        36,275        1,335
Crestar Financial Corp.         58,600        3,860
Cullen/Frost Bankers, Inc.       8,600          458
Dime Bancorp, Inc.              49,926        1,189
Fifth Third Bancorp.           126,443        8,377
First American Corp. -
  Tennessee                     50,086        2,066

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

First Citizens BancShares,
  Class A                        4,400    $     393
First Hawaiian, Inc.            10,000          399
First Security Corp.            92,627        1,893
First Tennessee National Corp.  52,600        1,667
First Union Corp.              470,822       27,308
First Virginia Banks, Inc.      24,625        1,124
Firstar Corp.                   69,000        3,916
Firstmerit Corp.                32,800          869
Fleet Financial Group, Inc.    272,960       10,901
Fulton Financial Corp.          41,250          851
Golden State Bancorp, Inc.+     34,000          652
Golden West Financial Corp.     29,900        2,712
Hibernia Corp., Class A         60,000        1,001
Huntington Bancshares Inc.      92,799        2,668
Imperial Bancorp.+               9,000          125
J.P. Morgan & Co., Inc.         84,000        7,917
KeyCorp, Inc.                  211,846        6,422
Keystone Financial, Inc.        30,000          877
M&T Bank Corp.                   4,600        2,293
Marshall & Ilsley Corp.         57,185        2,788
MBNA Corp.                     349,987        7,984
Mellon Bank Corp.              123,244        7,410
Mercantile Bancorp, Inc.        68,925        3,149
Mercantile Bankshares Corp.     30,675        1,001
National City Corp.            153,300        9,859
National Community Bancorp.     60,000        1,065
North Fork Bancorporation, Inc. 67,000        1,332
Northern Trust Corp.            54,900        4,049
Norwest Corp.                  366,576       13,632
Ocwen Financial Corp.+          30,000          360
Old Kent Financial Corp.        57,749        2,429
Old National Bancorp            17,875          917
Pacific Century Financial Corp. 40,350          822
People's Bank-Bridgeport+       25,400          649
Peoples Heritage Financial
  Group, Inc.                   62,000        1,116
PNC Bank Corp.                 144,630        7,231
Regions Financial Corp.         98,765        3,654
Republic New York Corp.         47,800        1,999
Southtrust Corp.                77,787        2,839
Sovereign Bancorp, Inc.         48,000          630
Star Bank Corp.                 55,000        4,159
State Street Corp.              77,000        4,803
Summit Bancorp.                 86,850        3,295
SunTrust Banks, Inc.           101,300        7,059
Synovus Financial Corp.        122,962        2,851



                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

TCF Financial Corp.             33,600    $     792
Trustmark Corp.                 44,000          844
U.S. Bancorp.                  355,798       12,987
U.S. Trust Corp.                 7,500          478
Union Planters Corp.            58,900        2,735
UnionBanCal Corp.               29,200        2,701
Valley National Bancorp.        35,000          945
Wachovia Corp.                  98,749        8,974
Washington Federal, Inc.        15,400          411
Washington Mutual, Inc.        296,447       11,098
Wells Fargo & Co.               41,500       15,355
Westamerica Bancorp.            16,800          559
Whitney Holdings Corp.           8,000          294
Wilmington Trust Co.            14,200          782
Zions Bancorp.                  46,600        2,473
                                          ---------
                                            384,425
                                          ---------
BUSINESS MACHINES & SOFTWARE -- 10.3%
3Com Corp.+                    167,450        6,039
Adobe Systems, Inc.             31,800        1,181
Apple Computer, Inc.+           65,700        2,439
Autodesk, Inc.                  27,200          848
BMC Software, Inc.+            100,400        4,825
Cabletron Systems, Inc.+        82,000          933
Ceridian Corp.+                 30,700        1,761
Cisco Systems, Inc.+           752,725       47,422
Citrix Systems, Inc.+           16,050        1,138
Compaq Computer Corp.          805,768       25,482
Computer Associates
  International, Inc.          263,662       10,382
Computer Horizons Corp.+        10,000          230
Compuware Corp.+                89,800        4,866
Dell Computer Corp.+           597,600       39,217
Diebold, Inc.                   25,818          805
Electronic Arts, Inc.+          30,400        1,250
EMC Corp.+                     232,800       14,986
Gateway 2000, Inc.+             71,000        3,963
Hewlett-Packard Co.            489,500       29,462
Honeywell, Inc.                 59,100        4,721
I2 Technologies, Inc.+          24,800          462
International Business
  Machines Corp.               442,900       65,743
Intuit, Inc.+                   23,800        1,202
Iomega Corp.+                  118,000          634
Lexmark International Group,
  Inc., Class A+                35,000        2,448

SCHWAB 1000 FUND (R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

Microchip Technology, Inc.+     30,000    $     812
Microsoft Corp.+             1,173,000      124,191
Netscape Communications
  Corp.+                        45,898          984
Network Associates, Inc.+       65,050        2,765
Novell, Inc.+                  170,800        2,541
Oracle Systems Corp.+          459,962       13,598
Parametric Technology Corp.+   117,400        1,952
Peoplesoft, Inc.+               99,600        2,110
Pitney Bowes, Inc.             124,600        6,861
Platinum Technology, Inc.+      37,000          608
Policy Management Systems
  Corp.+                        14,200          645
Quantum Corp.+                  95,400        1,669
Seagate Technology, Inc.+      112,060        2,956
Security Dynamics
  Technologies, Inc.+           28,000          287
Siebel Systems, Inc.+           41,800          854
Silicon Graphics, Inc.+         73,700          829
Sterling Commerce, Inc.+        37,000        1,303
Sterling Software, Inc.+        47,600        1,247
Storage Technology Corp.+       60,800        2,033
Sun Microsystems, Inc.+        190,000       11,068
Synopsis, Inc.+                 38,800        1,755
Technology Data Corp.+          23,000          906
Unisys Corp.+                  129,800        3,456
Veritas Software Corp.+         28,500        1,429
Western Digital Corp.+          33,400          351
Xerox Corp.                    158,700       15,374
YAHOO! Inc.+                    53,400        6,987
                                          ---------
                                            482,010
                                          ---------
BUSINESS SERVICES -- 2.6%

ACNielsen Corp.+                35,000          936
Allied Waste Industries, Inc.+  70,000        1,514
America Online, Inc.           110,400       14,028
Apollo Group, Inc.+             42,500        1,365
Automatic Data Processing,
  Inc.                         146,400       11,392
Browning-Ferris Industries,
  Inc.                          91,200        3,232
Cadence Design Systems, Inc.+   89,750        1,918
Cambridge Technology
  Partners, Inc.+               24,000          531
Cendant Corp.+                 382,259        4,372
Ciber, Inc.+                    16,400          322
Cintas Corp.                    47,200        2,525
Comdisco, Inc.                  66,066        1,020
Computer Sciences Corp.         74,196        3,914
Concentra Managed Care, Inc.+   33,000          338


                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

Concord EFS, Inc.+              52,275    $   1,490
Corrections Corp. of America+   31,000          597
Deluxe Corp.                    46,000        1,489
DST Systems, Inc.+              30,000        1,500
Ecolab, Inc.                    52,800        1,577
Equifax, Inc.                   74,000        2,863
First Data Corp.               209,302        5,547
Fiserv, Inc.+                   40,462        1,882
Gartner Group, Inc., Class A+   38,400          763
Gtech Holdings Corp.+           15,700          377
H&R Block, Inc.                 48,700        2,182
IKON Office Solutions           61,400          579
IMS Health, Inc.                71,600        4,761
Integrated Health Services,
  Inc.+                         28,000          453
Interpublic Group of Companies,
  Inc.                          66,850        3,911
Keane, Inc.+                    30,000          998
Manpower, Inc.                  31,500          760
Medpartners, Inc.+              81,144          289
Modis Professional Services,
  Inc.+                         50,000          881
National Service Industries,
  Inc.                          16,700          599
NCR Corp.+                      44,451        1,495
Ogden Corp.                     20,000          538
Olsten Corp.                    22,275          205
Omnicom Group, Inc.             83,200        4,113
Paychex, Inc.                   83,130        4,136
PhyCor, Inc.+                   22,650          164
Quorum Health Group, Inc.+      39,650          575
R.H. Donnelley Corp.            13,920          195
R.R. Donnelley & Sons Co.       66,500        2,868
Republic Industries, Inc.+     201,700        3,240
Reynolds & Reynolds Co.,
  Class A                       45,400          817
Robert Half International,
Inc.+                           49,650        1,992
Steris Corp.+                   26,400          607
Stewart Enterprises, Inc.       56,100        1,294
Sungard Data Systems, Inc.+     41,600        1,404
Sylvan Learning Systems, Inc.+  24,000          741
Symantec Corp.+                 30,000          480
Total Renal Care Holdings,
  Inc.+                         35,000          858
Total System Services, Inc.     77,700        1,539
U.S. Office Products Co.+       13,625          105
Vencor, Inc.+                   27,775          128
Viad Corp.                      38,100        1,045
Wallace Computer Service, Inc.  23,800          521
Waste Management, Inc.         267,775       12,083
                                          ---------
                                            122,048
                                          ---------
46

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

CHEMICAL -- 2.0%
Air Products & Chemicals, Inc. 112,200    $   4,236
Albemarle Corp.                 15,400          294
Arterial Vascular Engineering,
  Inc.+                         24,200          744
Cabot Corp.                     37,800        1,061
Crompton & Knowles Corp.        22,000          353
Cytec Industries, Inc.+         13,755          330
Dow Chemical Co.               107,000       10,018
E. I. du Pont de Nemours & Co. 546,400       31,418
Eastman Chemical Co.            33,725        1,981
Great Lakes Chemical Corp.      21,700          903
Hercules, Inc.                  54,400        1,812
International Speciality
  Products Inc.+                45,400          610
Lubrizol Corp.                  40,600        1,132
Lyondell Petrochemical Co.      36,300          613
M.A. Hanna, Co.                 10,725          157
Millennium Chemicals, Inc.      24,000          585
Minnesota Mining &
  Manufacturing Co.            194,400       15,552
Morton International, Inc.      71,900        1,788
Nalco Chemical Co.              26,800          829
Olin Corp.                      20,000          554
PPG Industries, Inc.            78,700        4,501
Praxair, Inc.                   72,100        2,902
Rohm & Haas Co.                 90,900        3,068
RPM, Inc.                       44,843          754
Sigma-Aldrich Corp.             45,000        1,391
Solutia, Inc.                   55,000        1,207
Union Carbide Corp.             67,000        2,579
Valspar Corp.                   21,600          606
Witco Corp.                     25,900          487
W. R. Grace & Co.+              34,700          603
                                          ---------
                                             93,068
                                          ---------
CONSTRUCTION -- 0.4%
Armstrong World Industries, Inc.15,700          973
Centex Corp.                    23,000          770
Clayton Homes, Inc.             51,346          793
Crane Co.                       32,850          946
Fluor Corp.                     39,000        1,514
Georgia Pacific Timber Group    35,000          777
Global Industries, Inc.+        43,000          414
J. Ray McDermott, S.A.+         23,500          737
Johns Manville Corp.            84,300        1,106
Lafarge Corp.                   31,100        1,048
Martin Marietta Materials, Inc. 21,400        1,050


                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

Oakwood Homes Corp.             14,000    $     221
Owens Corning                   18,300          665
Sherwin-Williams Co.            82,000        2,065
Southdown, Inc.                 24,200        1,317
The Stanley Works Co.           36,800        1,104
USG Corp.                       18,700          892
Vulcan Materials, Inc.          14,800        1,756
                                          ---------
                                             18,148
                                          ---------
CONSUMER - DURABLE -- 0.4%
Black & Decker Corp.            43,500        2,248
Leggett & Platt, Inc.           91,600        2,141
Masco Corp.                    162,800        4,589
Maytag Corp.                    42,800        2,116
Newell Co.                      76,674        3,374
Shaw Industries, Inc.           60,100        1,044
Snap-On, Inc.                   22,150          785
Sunbeam Corp.                   33,100          224
Whirlpool Corp.                 31,100        1,594
                                          ---------
                                             18,115
                                          ---------
CONSUMER - NONDURABLE -- 1.0%
American Greetings Corp.,
  Class A                       29,200        1,172
CKE Restaurants, Inc.           27,000          710
Cracker Barrel Old Country
  Store, Inc.                   20,900          541
Darden Restaurants, Inc.        63,600        1,049
Hasbro, Inc.                    64,725        2,269
Lancaster Colony Corp.          24,450          733
Mattel, Inc.                   134,220        4,815
McDonald's Corp.               327,200       21,882
Outback Steakhouse, Inc.+       31,250        1,082
Premark International, Inc.     37,300        1,182
Rubbermaid, Inc.                74,000        2,456
Starbucks Corp.+                35,500        1,540
Tricon Global Restaurants,
  Inc.+                         74,760        3,252
U.S. Industries, Inc.           47,500          775
Wendy's International, Inc.     63,500        1,334
                                          ---------
                                             44,792
                                          ---------
CONTAINERS -- 0.2%
Bemis Co., Inc.                 21,400          794
Crown Cork & Seal Co., Inc.     55,600        1,772
Jefferson Smurfit Corp.+        51,900          594
Owens-Illinois, Inc.+           75,900        2,320
Sealed Air Corp.+               44,199        1,566
Sonoco Products                 42,141        1,196
                                          ---------
                                              8,242
                                          ---------

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

ELECTRONICS -- 5.3%
Adaptec, Inc.+                  45,400    $     735
ADC Telecommunications, Inc.+   65,400        1,504
Advanced Micro Devices, Inc.+   74,300        1,676
Altera Corp.+                   47,200        1,965
American Power Conversion
  Corp.+                        51,500        2,186
AMP, Inc.                      103,300        4,242
Analog Devices, Inc.+           68,400        1,359
Applied Materials, Inc.+       179,400        6,223
Arrow Electronics, Inc.+        38,800          846
Ascend Communications, Inc.+    95,010        4,584
Atmel Corp.+                    30,200          349
Avnet, Inc.                     17,100          851
AVX Corp.                       26,000          461
Electronic Data Systems Corp.  230,800        9,391
Emerson Electric Co.           203,400       13,424
Fore Systems, Inc.+             48,400          756
General Instrument Corp.+       60,000        1,541
Harris Corp.                    36,600        1,283
Input/Output, Inc.+             20,000          177
Intel Corp.                    806,000       71,885
Jabil Circuit, Inc.+            18,000          834
KLA-Tencor Corp.+               37,400        1,379
Linear Technology Corp.         34,900        2,081
Loral Space and
  Communications Corp.+        115,000        2,178
LSI Logic Corp.+                65,100          985
Lucent Technologies, Inc.      636,454       51,036
Maxim Integrated Products,
  Inc.+                         69,200        2,470
Micron Technology, Inc.+       104,500        3,971
Molex, Inc.                     70,257        2,507
Motorola, Inc.                 283,400       14,737
National Semiconductor Corp.+   69,300          879
Perkin Elmer Corp.              24,500        2,066
Pittway Corp., Class A          16,300          374
Qualcomm, Inc.+                 38,500        2,142
Rockwell International Corp.    94,600        3,885
Sanmina Corp.+                  15,800          648
SCI Systems, Inc.               38,000        1,501
Scientific-Atlanta, Inc.        24,700          369
Sensormatic Electronics Corp.+  35,250          198
Solectron Corp.+                60,600        3,469
Symbol Technologies, Inc.+      37,325        1,670
Tektronix, Inc.                 26,400          472
Tellabs, Inc.+                  95,000        5,225
Teradyne, Inc.+                 32,900        1,069
Texas Instruments, Inc.        193,600       12,378


                               Number       Value
                             of Shares      (000s)
                             ---------    ---------
Thermo Electron Corp.+          66,737    $   1,331
Thomas & Betts Corp.            34,400        1,537
Uniphase Corp.+                 20,000          990
Varian Associates, Inc.          9,300          364
Vishay Intertechnology, Inc.+   14,122          214
Vitesse Semiconductor Corp.+    35,000        1,129
Xilinx, Inc.+                   27,400        1,224
                                          ---------
                                            250,750
                                          ---------
ENERGY - RAW MATERIALS -- 0.9%
Anadarko Petroleum Corp.        66,200        2,243
Apache Corp.                    50,100        1,418
Baker Hughes, Inc.             140,020        3,089
BJ Services Co.+                36,000          736
Burlington Resources, Inc.      88,467        3,644
Cooper Cameron Corp.+           35,000        1,216
Devon Energy Corp.              10,000          339
Diamond Offshore Drilling, Inc. 56,600        1,737
Dynegy, Inc.                    56,000          840
Enron Oil & Gas                 57,800          965
Ensco International, Inc.       52,800          710
Global Marine, Inc.+            69,500          860
Halliburton Co.                200,460        7,204
Helmerich & Payne, Inc.         20,000          476
Mitchell Energy & Development
  Corp., Class A                28,000          390
Nabors Industries, Inc.+        41,100          760
National-Oilwell, Inc.+         25,000          397
Noble Affiliates, Inc.          27,400          897
Noble Drilling Corp.+           55,000          945
Occidental Petroleum Corp.     174,900        3,476
ONEOK, Inc.                     10,000          343
Pioneer Natural Resources Co.   29,400          443
Rowan Companies, Inc.+          44,500          648
Tidewater, Inc.                 27,000          764
Transocean Offshore, Inc.       51,000        1,884
Union Pacific Resources Group  107,588        1,399
Varco International, Inc.+      26,000          281
Vastar Resources, Inc.          49,800        2,381
Weatherford International,
  Inc.+                         47,930        1,303
                                          ---------
                                             41,788
                                          ---------

FOOD & AGRICULTURE -- 5.0%
Archer Daniels Midland Co.     281,258        4,694
Bestfoods, Inc.                141,400        7,706
Campbell Soup Co.              218,400       11,643
Coca-Cola Co.                1,173,100       79,331

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

Coca-Cola Enterprises, Inc.    199,600    $   7,198
ConAgra, Inc.                  230,848        7,026
Dean Foods Co.                  21,150          991
Dekalb Genetics Corp., Class B  18,000        1,649
Dole Food Co., Inc.             23,100          696
Flowers Industries, Inc.        47,500          974
General Mills, Inc.             71,100        5,226
H.J. Heinz Co.                 174,600       10,149
Hershey Foods Corp.             73,100        4,957
Hormel Foods Corp.              34,100        1,110
IBP, Inc.                       31,400          850
IMC Global, Inc.                47,360        1,231
Interstate Bakeries Corp.       37,200          932
Kellogg Co.                    198,800        6,560
McCormick & Co., Inc.           33,400        1,038
Monsanto Co.                   291,500       11,842
Nabisco Holdings Corp.,
  Class A                       26,000          982
PepsiCo, Inc.                  695,600       23,477
Pioneer-Hi-Bred
  International, Inc.          123,500        3,458
Quaker Oats Co.                 66,600        3,934
Ralston Purina Group           153,300        5,116
Rexall Sundown, Inc.+           26,000          466
Richfood Holdings, Inc.         12,750          226
RJR Nabisco Holdings Corp.     151,736        4,334
Sara Lee Corp.                 223,100       13,316
Smithfield Foods, Inc.+          8,000          157
Suiza Foods Corp.+              11,300          369
SYSCO Corp.                    149,400        4,025
Tyson Foods, Inc., Class A     119,300        2,744
U.S. Foodservice, Inc.+         30,000        1,425
Universal Corp.                 19,500          724
Whitman Corp.                   41,900          898
Wm. Wrigley Jr. Co.             54,000        4,371
                                          ---------
                                            235,825
                                          ---------
GOLD -- 0.1%
Battle Mountain Gold Co.        66,000          359
Homestake Mining Co.            87,800        1,043
Newmont Mining Corp.           172,996        3,676
                                          ---------
                                              5,078
                                          ---------
HEALTHCARE/DRUGS & MEDICINE -- 12.0%
Abbott Laboratories            733,400       34,424
Allegiance Corp.                59,840        2,225
Allergan, Inc.                  35,700        2,229
ALZA Corp.+                     42,600        2,039
American Home Products Corp.   631,600       30,790

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

Amgen, Inc.+                   117,200    $   9,208
Bausch & Lomb, Inc.             20,800          867
Baxter International, Inc.     134,000        8,032
Becton, Dickinson & Co.        120,200        5,063
Bergen Brunswig Corp.           39,353        1,921
Beverly Enterprises, Inc.+      48,400          327
Biogen, Inc.+                   34,300        2,384
Biomet, Inc.                    48,900        1,660
Boston Scientific Corp.+        93,471        5,088
Bristol-Meyers Squibb Co.      478,700       52,926
C.R. Bard, Inc.                 33,600        1,434
Cardinal Health, Inc.           63,113        5,968
Centocor, Inc.+                 30,600        1,362
Chiron Corp.+                   94,612        2,129
Columbia / HCA Healthcare
  Corp.                        299,258        6,284
Dentsply International, Inc.+   18,000          463
Depuy, Inc.+                    40,000        1,400
Dura Pharmaceuticals, Inc.+     19,000          229
Eli Lilly & Co.                518,168       41,939
First Health Group Corp.+       40,000          922
Forest Laboratories, Inc.+      31,200        1,305
Fresenius National
Medical, Inc., Class D+         24,900            1
Genetech, Inc.+                 62,500        4,477
Genzyme Corp.
  (General Division)+           43,800        1,842
Guidant Corp.                   77,136        5,901
HBO & Co.                      208,400        5,470
Hcr Manor Care, Inc.+           48,600        1,580
Health Management Associates,
  Inc., Class A+               118,128        2,104
Healthsouth Corp.+             194,200        2,355
Humana, Inc.+                   68,500        1,297
ICN Pharmaceuticals, Inc.       25,650          600
Immunex Corp.+                  15,400        1,064
Johnson & Johnson              647,300       52,755
Lincare Holdings, Inc.+         22,000          879
Mallinckrodt, Inc.              25,600          730
McKesson Corp.                  49,000        3,773
Medtronic, Inc.                231,200       15,028
Merck & Co., Inc.              572,554       77,438
Mylan Laboratories, Inc.        49,550        1,706
Omnicare, Inc.                  37,900        1,310
Pacificare Health Systems, Inc.,
  Class B+                      21,164        1,667
Pfizer, Inc.                   624,800       67,049
Quintiles Transnational
  Corp.+                        32,000        1,448
Safeskin Corp.+                 20,400          451

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------
Schering-Plough Corp.          347,300    $  35,728
Service Corp. International    121,400        4,325
Shared Medical Systems Corp.     9,700          484
Sofamor/Danek Group, Inc.+       9,700          986
St. Jude Medical, Inc.+         46,450        1,312
Stryker Corp.                   51,600        2,164
Sybron International Corp.      59,600        1,475
Tenet Healthcare Corp.+        152,373        4,257
United Healthcare Corp.         85,400        3,720
Universal Health Services,
  Class B+                      10,000          513
Ventas, Inc.+                   27,775          318
Warner Lambert Co.             398,200       31,209
Watson Pharmaceuticals, Inc.+   47,000        2,614
Wellpoint Health Networks,
  Inc.+                         41,925        3,087
                                          ---------
                                            565,735
                                          ---------

HOUSEHOLD PRODUCTS -- 2.3%
Alberto-Culver Co., Class B     18,700          498
Avon Products, Inc.            124,400        4,937
Clorox Co.                      47,900        5,233
Colgate-Palmolive Co.          147,100       13,000
Dial Corp.                      45,100        1,243
Estee Lauder Companies, Inc.,
  Class A                       26,000        1,704
Gillette Co.                   533,410       23,970
International Flavors &
  Fragrances, Inc.              43,500        1,628
Procter & Gamble Co.           633,200       56,276
Tupperware Corp.                28,700          447
                                          ---------
                                            108,936
                                          ---------
INSURANCE -- 4.4%
20th Century Industries         55,000        1,351
Aetna, Inc.                     71,365        5,326
AFLAC, Inc.                    128,850        4,912
Alleghany Corp.+                 2,953          560
Allmerica Financial Corp.       40,216        2,011
Allstate Corp.                 398,448       17,158
AMBAC Financial Group, Inc.     32,800        1,908
American Bankers Insurance
  Group, Inc.                   24,200        1,081
American General Corp.         117,493        8,048
American International Group,
  Inc.                         505,555       43,099
American National
  Insurance Co.                 10,300          865
Aon Corp.                       86,675        5,374
Chubb Corp.                     83,700        5,147
CIGNA Corp.                    112,200        8,184
Cincinnati Financial Corp.      73,614        2,747
CMAC Investment Corp.            8,700          364


                               Number       Value
                             of Shares      (000s)
                             ---------    ---------
CNA Financial Corp.+            96,200    $   4,004
Conseco, Inc.                  149,296        5,179
Equitable Companies, Inc.      103,100        5,052
Erie Indemnity Co., Class A     40,000        1,030
Everest Reinsurance Holdings,
  Inc.                          31,000        1,068
Financial Security Assurance
  Holdings, Ltd.                18,000          897
Foundation Health Systems, Inc.,
  Class A+                      45,760          538
Fremont General Corp.           12,800          632
General Re Corp.                35,700        7,843
Hartford Financial Services
  Group, Inc.                  105,200        5,589
Horace Mann Educators Corp.     30,000          859
Jefferson-Pilot Corp.           53,725        3,264
Leucadia National Corp.         30,000          919
Liberty Financial Corp.         26,500          666
Lincoln National Corp.          43,900        3,331
Marsh & McLennan Companies,
  Inc.                         119,700        6,643
MBIA, Inc.                      62,000        3,790
Mercury General Corp.           39,400        1,674
MGIC Investment Corp.           57,400        2,239
Ohio Casualty Corp.             17,300          653
Old Republic International
  Corp.                         61,275        1,164
Orion Capital Corp.              8,000          273
Oxford Health Plans, Inc.+      29,900          353
PMI Group, Inc.                 12,600          635
Progressive Corp.               33,900        4,992
Protective Life Corp.           27,600        1,023
Provident Companies, Inc.       91,992        2,673
Provident Financial Group, Inc. 19,200          740
Reliance Group Holdings, Inc.   64,000          892
Reliastar Financial Corp.       52,000        2,278
SAFECO Corp.                    64,600        2,798
St. Paul Companies, Inc.       120,754        4,000
SunAmerica, Inc.                94,650        6,673
TIG Holdings, Inc.              16,300          227
Torchmark Corp.                 64,700        2,831
Transamerica Corp.              32,500        3,380
Transatlantic Holdings, Inc.    26,000        2,028
Travelers Property Casualty Corp.,
  Class A                       35,000        1,074
United Insurance Companies,
  Inc.+                         12,000          177
Unitrin, Inc.                   24,500        1,742
UNUM Corp.                      68,516        3,045
W.R. Berkley Corp.               7,000          211
Wesco Financial Corp.            2,800          944
                                          ---------
                                            208,158
                                          ---------

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

MEDIA -- 3.2%
A. H. Belo Corp., Class A       52,000    $     946
BHC Communications, Inc.,
  Class A                       11,700        1,381
Cablevision Systems Corp.,
  Class A+                      61,600        2,972
CBS Corp.                      329,807        9,214
Central Newspapers, Inc.,
  Class A                        8,500          559
Chancellor Media Corp.+         61,000        2,341
Chris-Craft Industries, Inc.+   12,556          560
Clear Channel Communications,
  Inc.+                        111,002        5,058
Comcast Corp., Class A         170,688        8,428
Cox Communications, Inc.+      124,306        6,821
Dow Jones & Co., Inc.           46,000        2,107
Gannett Co., Inc.              131,600        8,143
Harcourt General, Inc.          30,200        1,470
Harte-Hanks Communications,
  Inc.                          38,200          929
Heftel Broadcasting Corp.+      23,000          946
Hollinger International, Inc.   35,000          455
King World Productions, Inc.+   38,000          997
Knight-Ridder, Inc.             32,600        1,661
Lee Enterprises, Inc.           22,000          598
McGraw-Hill Companies, Inc.     50,200        4,515
Mediaone Group+                289,700       12,258
Meredith Corp.                  36,000        1,332
New York Times Co., Class A     94,026        2,656
Outdoor Systems, Inc.+          90,500        1,997
Primedia, Inc.+                 63,000          681
Pulitzer Publishing Co.         13,066        1,032
Reader's Digest Association.,
  Inc., Class A                 42,800          931
Scripps, (E.W.) Co., Class A    51,675        2,287
Snyder Communications, Inc.+    30,000        1,071
Telecommunications, Inc.,
Class A (Liberty Media Group)+ 162,193        6,173
Telecommunications, Inc.,
  Class A (TCI Group)+         245,559       10,344
Time Warner, Inc.              292,955       27,190
Times Mirror Co., Class A       37,000        2,051
Tribune Co.                     59,400        3,423
USA Networks, Inc.+             58,200        1,309
Valassis Communications,
  Inc.+                         25,000          997
Viacom, Inc., Class B+         166,026        9,941
Washington Post Co.              4,300        2,283
                                          ---------
                                            148,057
                                          ---------
MISCELLANEOUS FINANCE -- 5.5%
A.G. Edwards & Sons, Inc.       42,843        1,481
American Express Co.           217,400       19,213

                               Number       Value
                             of Shares      (000s)
                             ---------    ---------

American Financial Group, Inc.  24,100    $     845
Associates First Capital Corp. 164,601       11,604
Astoria Financial Corp.         29,750        1,279
Bear Stearns Co., Inc.          54,138        1,932
Berkshire Hathaway, Inc.,
  Class A+                         579       37,345
Capital One Financial Corp.     33,000        3,358
Charles Schwab Corp.           121,250        5,812
Charter One Financial, Inc.     70,835        1,944
CheckFree Holdings Corp.+       31,000          487
Citigroup, Inc.              1,083,783       51,006
Contifinancial Corp.+           30,000          223
Countrywide Credit Industries,
  Inc.                          50,985        2,202
Donaldson, Lufkin & Jenrette,
  Inc.                          61,600        2,202
Dun & Bradstreet Corp.         104,600        2,968
Fannie Mae                     495,000       35,052
Finova Group, Inc.              21,700        1,058
FIRSTPLUS Financial Group,
  Inc.+                         23,000          102
Franklin Resources, Inc.       112,600        4,258
Freddie Mac                    324,400       18,653
GATX Corp.                      19,000          656
GreenPoint Financial Corp.      52,800        1,733
Household International, Inc.  226,298        8,274
Legg Mason, Inc.                32,000          850
Lehman Brothers Holdings, Inc.  55,880        2,120
Merrill Lynch & Co., Inc.      166,600        9,871
Morgan Stanley, Dean Witter,
  Discover & Co.               280,405       18,156
PaineWebber Group, Inc.         58,687        1,962
Providian Financial Corp.       41,900        3,326
Raymond James Financial, Inc.   12,000          275
Sudent Loan Marketing
  Association                   90,350        3,620
T. Rowe Price Associates, Inc.  48,400        1,721
United Asset Management Co.     38,400          931
                                          ---------
                                            256,519
                                          ---------
NON-FERROUS METALS -- 0.3%
Aluminum Company of America     92,685        7,345
Cyprus Amax Minerals Co.        31,200          388
Engelhard Corp.                 69,687        1,463
Freeport-McMoran Copper & Gold,
  Inc., Class B                 88,894        1,095
Phelps Dodge Corp.              32,700        1,884
Reynolds Metals Co.             38,800        2,326
                                          ---------
                                             14,501
                                          ---------

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
OIL - DOMESTIC -- 0.8%
Amerada Hess Corp.                                      40,100          $ 2,215
Ashland, Inc.                                           41,000            1,973
Atlantic Richfield Co.                                 154,200           10,620
Kerr-McGee Corp.                                        18,400              734
Murphy Oil Corp.                                        22,370              924
Oryx Energy Co.+                                        41,200              577
Pennzoil Co.                                            23,800              854
Phillips Petroleum Co.                                 123,700            5,350
Pride International, Inc.+                              10,000              116
Sun, Inc.                                               51,900            1,781
Tosco Corp.                                             85,600            2,402
Ultramar Diamond Shamrock Corp.                         50,700            1,366
Unocal Corp.                                           120,534            4,091
USX-Marathon Group                                     141,000            4,609
Valero Energy Corp.                                     19,600              490
                                                                      ---------
                                                                         38,102
                                                                      ---------
OIL - INTERNATIONAL -- 3.8%
Amoco Corp.                                            464,100           26,048
Chevron Corp.                                          309,400           25,216
Exxon Corp.                                          1,160,400           82,679
Mobil Corp.                                            380,500           28,799
Texaco, Inc.                                           253,509           15,036
                                                                      ---------
                                                                        177,778
                                                                      ---------
OPTICAL & PHOTO -- 0.3%
Eastman Kodak Co.                                      155,300           12,036
Polaroid Corp.                                          18,200              483
                                                                      ---------
                                                                         12,519
                                                                      ---------
PAPER & FOREST PRODUCTS -- 1.0%
Boise Cascade Corp.                                     23,000              644
Bowater, Inc.                                           35,700            1,457
Champion International Corp.                            38,500            1,230
Consolidated Papers, Inc.                               34,800              837
Fort James Corp.                                       118,100            4,761
Georgia-Pacific Group                                   50,800            2,629
International Paper Co.                                148,100            6,877
Kimberly-Clark Corp.                                   255,660           12,336
Louisiana-Pacific Corp.                                 66,500            1,180
Mead Corp.                                              51,800            1,638
Potlatch Corp.                                           9,300              339
Rayonier, Inc.                                          13,875              544
St. Joe Co.                                             43,300            1,037
Temple Inland, Inc.                                     21,900            1,064

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------

Union Camp Corp.                                        26,900          $ 1,157
Westvaco Corp.                                          43,300            1,066
Weyerhaeuser Co.                                       102,000            4,775
Willamette Industries, Inc.                             52,000            1,612
                                                                        -------
                                                                         45,183
                                                                        -------

PRODUCER GOODS & MANUFACTURING -- 4.6%
Aeroquip-Vickers, Inc.                                  10,900              343
AGCO, Inc.                                              19,600              186
Allied Signal, Inc.                                    261,800           10,194
American Standard Corp.+                                35,500            1,134
AMF Bowling, Inc.+                                      30,000              129
Avery Dennison Corp.                                    51,800            2,147
Blyth Industries, Inc.+                                 15,000              414
Briggs & Stratton Corp.                                 16,300              766
Case Corp.                                              33,900              746
Caterpillar, Inc.                                      175,600            7,902
Cooper Industries, Inc.                                 60,700            2,678
Corning, Inc.                                          106,800            3,878
Corporate Express, Inc.+                                34,350              402
Deere & Co.                                            107,200            3,792
Dover Corp.                                            109,200            3,467
FMC Corp.+                                              14,200              725
General Electric Co.                                 1,551,100          135,721
Harnischfeger Industries, Inc.                          22,500              212
Harsco Corp.                                            14,800              485
Henry Schein, Inc.                                      24,000              929
Herman Miller, Inc.                                     35,600              785
Hillenbrand Industries, Inc.                            37,000            2,190
Hon Industries, Inc.                                    23,800              504
Hubbell, Inc., Class B                                  26,938            1,074
Illinois Tool Works, Inc.                              120,200            7,708
Ingersoll-Rand Co.                                      80,550            4,068
ITT Industries, Inc.                                    50,600            1,809
Johnson Controls, Inc.                                  40,600            2,284
Kennametal, Inc.                                        10,200              212
Mark IV Industries, Inc.                                15,405              237
McDermott International, Inc.                           31,000              909
Millipore Corp.                                         12,400              305
Pall Corp.                                              60,233            1,521
Parker-Hannifin Corp.                                   49,375            1,765
Pentair, Inc.                                           21,200              798
Precision Castparts Corp.                                9,400              414
Raychem Corp.                                           30,800              941
Sanmina Corp.                                           15,800              648
Smith International, Inc.+                              17,000              611
Teleflex, Inc.                                          25,000              967
Tenneco, Inc.                                           85,500            2,597

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Thermo Instrument Systems, Inc.+                        52,171         $    636
Timken Co.                                              18,600              331
Trinity Industries, Inc.+                               27,950            1,038
U.S. Filter Corp.+                                      70,000            1,483
Ucar International, Inc.+                               14,000              252
W.W Grainger., Inc.                                     43,600            2,008
York International Corp.                                23,400              880
                                                                       --------
                                                                        215,225
                                                                       --------
RAILROAD & SHIPPING -- 0.5%
Alexander & Baldwin, Inc.                               21,700              441
Burlington Northern Santa Fe Corp.                     234,753            7,248
CSX Corp.                                              109,700            4,306
Kansas City Southern Industries, Inc.                   44,100            1,703
Norfolk Southern Corp.                                 186,100            6,130
Union Pacific Corp.                                    114,761            5,465
Wisconsin Central
  Transportation Corp.+                                 12,900              195
                                                                       --------
                                                                         25,488
                                                                       --------
REAL PROPERTY -- 0.0%
Catellus Development Corp.+                             45,000              619
Rouse Co.                                               22,500              631
                                                                       --------
                                                                          1,250
                                                                       --------
RETAIL -- 6.0%
Albertson's, Inc.                                      121,200            6,734
American Stores Co.                                    138,400            4,507
AutoZone, Inc.+                                         72,000            1,894
Barnes & Noble, Inc.+                                   30,000              979
Bed, Bath & Beyond, Inc.+                               79,600            2,194
Best Buy Co., Inc.+                                     49,800            2,390
Borders Group, Inc.+                                    52,000            1,319
Circuit City Stores, Inc.                               58,800            2,128
CompUSA, Inc.+                                          36,000              499
Consolidated Stores Corp.+                              45,312              745
CVS Corp.                                              177,914            8,128
Dayton Hudson Corp.                                    204,000            8,644
Dillards, Inc., Class A                                 62,200            1,932
Dollar General Corp.                                    95,213            2,273
Dollar Tree Stores, Inc.+                               27,000            1,041
Family Dollar Stores, Inc.                             139,500            2,528
Fastenal Co.                                             9,700              350
Federated Department Stores, Inc.+                    105,200            4,044
Food Lion, Inc., Class A                               205,450            2,260
Fred Meyer, Inc.+                                       71,390            3,806
Gap, Inc.                                              181,000           10,883

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
General Nutrition Companies, Inc.+                      39,600         $    577
Hannaford Bros. Co., Inc.                               28,300            1,240
Home Depot, Inc.                                       692,898           30,141
International Game Technology                           58,600            1,322
Intimate Brands, Inc.                                  120,000            2,685
J.C. Penney Co., Inc.                                  125,800            5,976
Kmart Corp.+                                           215,700            3,047
Kohl's Corp.+                                           70,800            3,385
Kroger Co.+                                            116,400            6,460
Limited, Inc.                                          114,819            2,942
Longs Drug Stores, Inc.                                 28,000            1,094
Lowe's Companies, Inc.                                 158,600            5,343
May Department Stores Co.                              112,900            6,887
Neiman-Marcus Group, Inc.+                              30,000              664
Nordstrom, Inc.                                         73,800            2,016
Office Depot, Inc.+                                    124,500            3,113
Officemax, Inc.+                                        56,100              512
Payless Shoesource, Inc.+                               19,600              920
Pep Boys-Manny, Moe & Jack                              13,700              214
Pier 1 Imports, Inc.                                    52,500              486
Planet Hollywood International Inc.+                    25,000              100
Price/Costco, Inc.+                                    105,704            5,999
Rite Aid Corp.                                         126,300            5,013
Ross Stores, Inc.                                       16,000              520
Safeway, Inc.+                                         235,080           11,240
Saks Holdings, Inc.+                                    63,340            1,441
Sears, Roebuck & Co.                                   185,100            8,318
Staples, Inc.+                                         137,907            4,499
SUPERVALU, Inc.                                         71,600            1,718
Tandy Corp.                                             51,116            2,533
Tiffany & Co., Inc+                                     10,000              323
TJX Companies, Inc.                                    154,400            2,924
Toys "R" Us, Inc.+                                     125,480            2,455
Venator Group, Inc.+                                    49,000              413
Wal-Mart Stores, Inc.                                1,064,500           73,451
Walgreen Co.                                           227,400           11,072
Weis Markets, Inc.                                      23,900              857
Whole Foods Market, Inc.+                               14,000              561
Winn Dixie Stores, Inc.                                 62,300            2,114
                                                                        -------
                                                                        283,853
                                                                        -------
STEEL -- 0.1%
Allegheny Teledyne, Inc.                                83,280            1,713
Nucor Corp.                                             45,100            2,044
USX-U.S. Steel Group, Inc.                              42,160              980
Worthington Industries, Inc.                            46,700              633
                                                                        -------
                                                                          5,370
                                                                        -------

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998
                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
TELEPHONE -- 7.4%
Advanced Fibre Communications,
  Inc.+                                                 40,000        $     387
AirTouch Communications, Inc.+                         276,200           15,467
Alltel Corp.                                           123,707            5,791
Ameritech Corp.                                        524,600           28,296
Andrew Corp.+                                           25,612              419
AT&T Corp.                                             856,966           53,346
Bell Atlantic Corp.                                    735,886           39,094
BellSouth Corp.                                        475,500           37,951
Century Telephone Enterprises, Inc.                     43,125            2,450
Cincinnati Bell, Inc.                                   66,800            1,733
COMSAT Corp.                                            32,000            1,262
Excel Communications, Inc.+                             60,000            1,444
Frontier Corp.                                          87,450            2,629
GTE Corp.                                              453,400           26,609
Jacor Communications, Inc.,
  Class A+                                              28,300            1,557
MCI WorldCom, Inc.+                                    850,652           46,999
McLeodUSA, Inc., Class A+                               30,000            1,097
Nextel Communications, Inc.+                           141,100            2,557
Omnipoint Corp.+                                        10,000               93
Pairgain Technologies, Inc.+                            29,000              238
Qwest Communications
  International, Inc.+                                  45,477            1,779
SBC Communications, Inc.                               946,881           43,852
Skytel Communications, Inc.+                            30,000              497
Sprint Corp.                                           199,334           15,299
Tel-Save Holdings, Inc.+                                26,000              233
Telephone & Data Systems, Inc.                          35,100            1,400
U.S. Cellular Corp.+                                    53,800            1,970
US West Inc. (Media Group)                             240,265           13,785
                                                                      ---------
                                                                        348,234
                                                                      ---------

TOBACCO -- 1.5%
Fortune Brands, Inc.                                    81,300            2,688
Loew's Corp.                                            55,000            5,167
Philip Morris Companies, Inc.                        1,160,100           59,311
UST, Inc.                                               80,200            2,727
                                                                      ---------
                                                                         69,893
                                                                      ---------

TRAVEL & RECREATION -- 0.8%
Brunswick Corp.                                         38,900              756
Callaway Golf Co.                                       31,000              337
Central Parking Corp.                                   10,000              420
Circus Circus Enterprises, Inc.+                        40,400              452
Extended Stay America, Inc.+                            20,400              196

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Harrah's Entertainment, Inc.+                           47,100        $     665
Hilton Hotels Corp.                                    116,200            2,331
Marriott International, Inc., Class A                  118,600            3,187
Mirage Resorts, Inc.+                                   69,100            1,171
Promus Hotel Corp.+                                     35,060            1,118
Walt Disney Co.                                        977,721           26,337
                                                                      ---------
                                                                         36,970
                                                                      ---------
TRUCKING & FREIGHT -- 0.1%
Airborne Freight Corp.                                  19,200              450
CNF Transportation, Inc.                                35,000            1,059
Pittston Brink's Group                                  29,900              890
Ryder Systems, Inc.                                     33,800              832
                                                                        -------
                                                                          3,231
                                                                        -------
UTILITIES - ELECTRIC & GAS -- 4.2%
AES Corp.+                                              90,318            3,697
Allegheny Energy, Inc.                                  62,100            1,910
Ameren Corp.                                            67,130            2,681
American Electric Power Co., Inc.                       93,200            4,561
American Water Works Co., Inc.                          34,600            1,105
Baltimore Gas & Electric Co.                            78,150            2,452
BEC Energy                                              32,900            1,306
CalEnergy Co., Inc.+                                    45,000            1,232
Carolina Power & Light Co.                              80,500            3,693
Central & South West Corp.                             101,800            2,831
Cinergy Corp.                                           67,565            2,331
Citizens Utilities Co., Class B                        129,718            1,167
CMS Energy Corp.                                        62,900            2,772
Coastal Corp.                                          106,600            3,758
Columbia Gas System, Inc.                               44,100            2,552
Conectiv, Inc.                                          45,700            1,045
Consolidated Edison, Inc.                              113,700            5,699
Consolidated Natural Gas Co.                            40,400            2,134
Dominion Resources, Inc.                                88,650            4,095
DPL, Inc.                                               83,275            1,577
DQE, Inc.                                               44,050            1,737
DTE Energy Co.                                          72,100            3,073
Duke Power Co.                                         169,931           10,992
Edison International                                   165,600            4,368
El Paso Energy Corp.                                    66,168            2,345
Energy East Corp.                                       33,400            1,632
Enron Corp.                                            160,569            8,470
Entergy Corp.                                          117,421            3,376
Equitable Resources, Inc.                               25,100              698
First Energy Corp.                                     119,515            3,585
Florida Progress Corp.                                  50,400            2,114

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
FPL Group, Inc.                                         84,200          $ 5,268
GPU, Inc.                                               58,600            2,527
Hawaiian Electric Industries, Inc.                      22,900              907
Houston Industries, Inc.                               131,917            4,098
Idaho Power Co.                                         21,400              669
Illinova Corp.                                          31,300              792
Ipalco Enterprises, Inc.                                32,000            1,468
Kansas City Power & Light Co.                           35,900            1,034
Keyspan Energy Corp.                                    77,934            2,328
KN Energy, Inc.                                         27,200            1,352
LG&E Energy Corp.                                       70,155            1,850
MCN Corp.                                               35,600              688
Midamerican Energy
  Holdings Co.                                          54,461            1,416
Minnesota Power & Light Co.                             22,000              923
Montana Power Co.                                       32,900            1,425
National Fuel Gas Co.                                   16,600              784
Nevada Power Co.                                        35,000              884
New Century Energies, Inc.                              57,700            2,788
New England Electric Co.                                28,800            1,172
Niagara Mohawk Power Corp.+                             75,200            1,100
NICOR, Inc.                                             25,300            1,072
Nipsco Industries, Inc.                                 61,800            1,850
Northeast Utilities+                                    66,000            1,031
Northern States Power Co.                               77,600            2,095
Oklahoma Gas & Electric Co.                             31,200              829
PacifiCorp                                             149,500            2,850
PECO Energy Co.                                        103,500            4,004
Peoples Energy Corp.                                    19,500              719
PG&E Corp.                                             185,458            5,645
Pinnacle West Capital Co.                               47,300            2,072
Potomac Electric Power Co.                              49,400            1,294
PP&L Resources, Inc.                                    84,720            2,298
Public Service Enterprise Group, Inc.                  112,300            4,267
Puget Sound Power & Light Co.                           48,200            1,301
Questar Corp.                                           35,800              705
Rochester Gas and Electric Corp.                        10,000              291
Scana Corp.                                             45,800            1,549
Seagull Energy Corp.+                                   19,000              227
Sempra Energy                                          112,024            2,913
Sonat, Inc.                                             43,600            1,322
Southern Co.                                           333,700            9,406
Teco Energy, Inc.                                       72,200            1,995
Texas Utilities Co.                                    135,812            5,942
Unicom Corp.                                           103,500            3,901
UtiliCorp United, Inc.                                  28,900            1,039
Washington Gas Light Co.                                30,000              793


                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Washington Water Power Co.                              27,700       $      521
Western Resources, Inc.                                 27,231              953
Williams Companies, Inc.                               209,461            5,747
Wisconsin Energy Corp.                                  59,600            1,825
                                                                      ---------
                                                                        198,917
                                                                      ---------
TOTAL COMMON STOCK
  (Cost $3,062,677)                                                   4,686,692
                                                                      ---------


WARRANTS -- 0.0%
Golden State Bancorp Litigation
  Tracking+                                             34,000              166
Coram Healthcare+                                          191               --
Petrofina ADS+                                          11,300               38
                                                                         ------
TOTAL WARRANTS
  (Cost $216)                                                               204
                                                                         ------
                                                         Par
                                                        (000s)
                                                        ------

U.S. TREASURY OBLIGATIONS -- 0.0% (a) (b)
U.S. TREASURY BILLS
     3.65%, 12/10/98                                   $    75               75
     4.74%, 12/10/98                                        50               50
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $124)                                                               125
                                                                    -----------

REPURCHASE AGREEMENT -- 0.2%
PNC Bank
  Collateralized by: Federal Home Loan
  Mortgage Assoc
   4.25%* Issue 10/30/98
          Due 11/02/98                                 $10,975           10,975
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
  (Cost $10,975)                                                         10,975
                                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $3,073,992)                                                   4,697,996
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 0.0%
   Other assets                                                         583,326
   Liabilities                                                         (583,649)
                                                                    -----------
                                                                           (323)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $ 4,697,673
                                                                    ===========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS
October 31, 1998


                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
COMMON STOCK -- 99.6%
AEROSPACE/DEFENSE -- 0.8%
AAR Corp.                                                27,300          $  631
Alliant Techsystems, Inc.+                               13,900             973
BE Aerospace, Inc.+                                      21,900             471
GenCorp., Inc.                                           43,900             971
OEA, Inc.                                                29,900             335
Orbital Sciences Corp.+                                  38,300           1,264
Trimble Navigation Ltd.+                                 17,700             142
                                                                         ------
                                                                          4,787
                                                                         ------

AIR TRANSPORTATION -- 0.7%
Alaska Airgroup, Inc.+                                   25,700             924
America West Holding Corp., Class B+                     48,200             741
ASA Holdings, Inc.                                       29,700           1,065
Atlas Air, Inc.+                                         22,600             780
Offshore Logistics, Inc.+                                24,500             368
Trans World Airlines, Inc.+                              55,900             279
                                                                         ------
                                                                          4,157
                                                                         ------

ALCOHOLIC BEVERAGES -- 0.2%
Canandaigua Wine, Co., Inc., Class A+                    20,300           1,018
Mondavi (Robert) Corp., Class A+                          6,300             214
                                                                         ------
                                                                          1,232
                                                                         ------
APPAREL -- 1.6%
Buckle, Inc.+                                            19,650             356
Burlington Industries, Inc.+                             67,200             622
Footstar, Inc.+                                          28,700             750
Goody's Family Clothing, Inc.+                           30,200             323
Guilford Mills                                           22,400             280
Kellwood Co.                                             20,800             567
Men's Wearhouse, Inc.+                                   35,850             869
Nautica Enterprises, Inc.+                               40,600             840
Nine West Group, Inc.+                                   40,600             515
Pacific Sunwear of California+                           22,350             483
Phillips-Van Heusen Corp.                                22,200             204
Russell Corp.                                            37,900             931
Springs Industries, Inc.                                 21,300             753
St. John Knits, Inc.                                     15,100             305
Stride Rite Corp.                                        49,400             451
Talbots, Inc.                                            31,300             710
Timberland Co., Class A+                                 10,600             424
Wolverine World Wide, Inc.                               46,500             607
                                                                         ------
                                                                          9,990
                                                                         ------

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------

AUTOMOTIVE PRODUCTS/MOTOR VEHICLES -- 1.7%
A.O. Smith Corp., Class B                                23,400         $   478
Arvin Industries, Inc.                                   26,700           1,058
Breed Technologies, Inc.                                 33,400             282
Coach USA, Inc.+                                         26,900             721
Detroit Diesel Corp.+                                    29,900             529
Gentex Corp.+                                            76,900           1,129
Hayes Lemmerz International, Inc.+                       29,700             796
MascoTech, Inc.                                          49,000             864
Modine Manufacturing Co.                                 32,100           1,051
O'Reilly Automotive, Inc.+                               23,200             908
Standard Products Co.                                    20,200             317
Superior Industries International, Inc.                  29,200             765
Titan International, Inc.                                17,000             176
Tower Automotive, Inc.+                                  48,600           1,081
Wynns International, Inc.                                25,100             472
                                                                        -------
                                                                         10,627
                                                                        -------
BANKS -- 6.1%
                                                         14,000             373
ALBANK Financial Corp.                                   15,020             918
AMCORE Financial, Inc.                                   33,150             794
Bancorpsouth South, Inc.                                 49,200             978
Banknorth Group, Inc.                                    16,000             510
Bay View Cap Corp.                                       17,800             307
BOK Financial Corp.+                                     22,810           1,099
Chemical Financial Corp.                                 12,588             516
Chittenden Corp.                                         15,500             463
Citizens Banking Corp.                                   27,750             895
CNB Bancshares, Inc.                                     36,364           1,545
Commerce Bancorp, Inc.- New Jersey                       22,612             919
Community First Bankshares, Inc.                         49,700             988
Corus Bankshares Inc.                                    14,400             559
Downey Financial Corp.                                   29,671             695
F&M National Corp.                                       22,555             670
F.N.B Corp.                                              18,860             519
First Commonwealth Financial Corp.                       24,300             627
First Financial Bancorp                                  37,482           1,092
First Midwest Bancorp, Inc.                              33,400           1,369
First Source Bancorp Inc.                                33,262             287
First Source Corp.                                       17,493             560
Firstfed Financial Corp.+                                24,800             406
Hancosk Holding Co.                                      10,045             482
Harris Financial, Inc.                                   37,500             584
HUBCO, Inc.                                              45,266           1,222
Irwin Financial Corp.                                    21,200             572

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------

KeyCorp, Inc.                                           20,670          $   627
MAF Bancorp, Inc.                                       23,725              581
Merchants Bancorp, Inc. New York                         7,700              265
National Bancorp of Alaska, Inc.                        30,000            1,125
National City Bancshares, Inc.                          11,100              451
Northwest Bancorp, Inc.                                 42,700              507
One Valley Bancorp of
  West Virginia, Inc.                                   34,081            1,103
Park National Corp.                                     12,000            1,188
Peoples Bancorp, Inc.                                   35,565              360
Provident Bankshares Corp.                              26,990              688
Queens County Bancorp, Inc.                             24,330              725
Republic Bancorp, Inc.                                  25,750              425
Riggs National Corp.                                    32,500              784
S & T Bancorp, Inc.                                     13,100              714
St. Paul Bancorp, Inc.                                  50,237            1,033
Susquehanna Bancshares, Inc.                            36,275              821
T R Financial Corp.                                     18,000              589
Texas Regional Bancshares, Inc.                         12,300              280
The Trust Company of New Jersey                         24,500              612
Triangle Bancorp, Inc.                                  24,300              442
TrustCo Bank Corp.                                      29,912              838
UMB Financial Corp.                                     21,362              979
United Bankshares, Inc.                                 45,900            1,228
UST Corp.                                               44,300            1,024
Wesbanco, Inc.                                          22,600              653
Westcorp, Inc.                                          20,575              141
                                                                        -------
                                                                         38,132
                                                                        -------
BUSINESS MACHINES & SOFTWARE -- 5.7%
Analogic Corp.                                          14,000              535
Avant Corp.+                                            33,400              570
BancTec, Inc.+                                          17,100              212
Black Box Corp.+                                        18,100              604
Boole & Babbage, Inc.+                                  29,050              773
Cirrus Logic, Inc.+                                     62,900              611
Comverse Technology, Inc.+                              46,685            2,148
Data General Corp.+                                     53,300              906
Davox Corp.+                                             9,300               76
Dialogic Corp.+                                         19,300              434
Electronics for Imaging, Inc.+                          55,600            1,338
FileNet Corp.+                                          34,200              316
GT Interactive Software Corp.+                          75,000              511
HMT Technology Corp.+                                   50,500              436
HNC Software, Inc.+                                     27,900              938
Hyperion Solutions Corp.+                               31,745              952
Inacom Corp.+                                           20,400              395

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Informix Corp.+                                        181,500          $   925
Intergraph Corp.+                                       52,700              343
Komag, Inc.+                                            55,200              310
Legato Systems, Inc.+                                   37,700            1,475
Manugistics Group, Inc.+                                28,500              410
Micron Electronics+                                    100,200            2,098
National Computer Systems                               33,600              941
National Instruments+                                   32,450              888
Network Appliance+                                      36,100            1,976
Novellus Systems+                                       35,300            1,370
Pixar, Inc.+                                            46,300            2,199
Premiere Technologies, Inc.+                            56,400              310
Rational Software+                                      91,000            2,036
Read-Rite+                                              45,500              489
Remedy Corp.+                                           31,100              272
Sequent Computer Systems+                               39,000              385
Sybase+                                                 76,100              452
Systems & Computer
  Technology Corp.+                                     32,400              462
The Learning Company, Inc.+                             87,340            2,254
Transaction Systems Architects+                         29,800            1,076
Vantive Corp.+                                          24,700              181
Veritas DGC, Inc.+                                      24,200              451
Visio Corp.+                                            31,700              844
Wang Labs+                                              47,900            1,024
Wind River Systems+                                     27,325            1,197
                                                                        -------
                                                                         36,123
                                                                        -------
BUSINESS SERVICES -- 14.2%
Abacus Direct Corp.+                                     9,500              463
ABM Industries, Inc.                                    21,500              602
ABR Information Services, Inc.+                         33,500              632
Access Health, Inc.+                                    27,600              990
Advo, Inc.+                                             24,700              628
Affiliated Computer Services, Inc.+                     46,800            1,732
Affymetrix, Inc.+                                       21,800              534
Allied Waste Industries+                                46,365            1,003
American Management Systems, Inc.+                      45,000            1,381
Analysts International Corp.                            25,550              449
APAC Teleservices, Inc.+                                51,300              321
Apria Healthcare Group, Inc.+                           40,600              165
Artesyn Technologies+                                   42,600              615
Aspect Development, Inc.+                               32,600            1,030
Aspen Technology, Inc.+                                 21,600              302
Bell & Howell Co.+                                      24,400              647
Billing Information Concepts+                           36,700              518
BISYS Group, Inc.+                                      28,100            1,229

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------

Borg Warner Security Corp.+                             25,300           $  386
Bowne & Co., Inc.                                       37,200              500
Brightpoint, Inc.+                                      51,650              633
Caribiner International, Inc.+                          23,400              154
Catalina Marketing Corp.+                               20,700              987
Catalytica, Inc.+                                       41,400              673
CDI Corp.+                                              18,100              395
CDW Computer Centers, Inc.+                             23,800            1,784
CellStar Corp.+                                         66,000              454
Century Business Services, Inc.+                        62,400              870
Cerner Corp.+                                           31,100              696
Choicepoint, Inc.+                                      16,300              770
Computer Learning Centers, Inc.+                         7,700               69
Computer Task Group, Inc.                               23,000              704
Consolidated Graphics, Inc.+                            12,300              583
Cort Business Services Corp.+                           12,200              239
CSG Systems International, Inc.+                        27,700            1,510
Curative Technologies, Inc.+                            13,600              371
DBT Online, Inc.+                                       19,900              403
DeVRY, Inc.+                                            71,600            1,575
Documentum, Inc.+                                       17,900              609
Eastern Environmental
  Services, Inc.+                                       39,300            1,091
Educational Management Corp.+                           17,400              639
Electro Rent Corp.+                                     23,400              228
Envoy Corp.+                                            22,400              661
Equity Corp. International+                             23,300              578
Excite, Inc.+                                           55,200            2,129
Express Scripts, Inc., Class A+                         18,300            1,788
Fair, Isaac & Co., Inc.                                 17,200              690
Franklin Covey Co.+                                     25,500              504
G. & K. Services, Inc., Class A                         22,150            1,013
HA-LO Industries, Inc.+                                 30,350              857
Harbinger Corp.+                                        46,900              311
Henry Jack & Associates, Inc.                           20,400              931
IDX Systems Corp.+                                      28,000            1,186
Information Resources, Inc.+                            32,800              260
Interim Services, Inc.+                                 49,700            1,056
Iron Mountain, Inc.+                                    32,050              980
ITT Educational Services, Inc.+                         28,850              856
Jacobs Engineering Group, Inc.+                        29,100              949
JDA Software Group, Inc.+                               23,700              225
John H. Harland Co.                                     32,800              476
Kirby Corp.+                                            19,100              405
Lamar Advertising
  Company, Class A+                                     36,200            1,130
Learning Tree International, Inc.+                      22,200              200
Lycos, Inc.+                                            41,200            1,674
Mastech Corp.+                                          52,000            1,222



                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Medaphis Corp.+                                         65,400           $  213
Medusa                                                  16,800              523
Mentor Graphics Corp.+                                  62,100              501
Mercury Interactive Corp.+                              18,600              772
Metamor Worldwide, Inc.+                                36,100              927
Metris Companies, Inc.                                  32,028            1,053
Metromedia International
  Group, Inc.+                                          59,800              366
Metzler Group, Inc.+                                    35,900            1,508
Micro Warehouse, Inc.+                                  35,200              768
Miravant Medical Technologies+                           5,100               64
National Data Corp.                                     35,800            1,213
National Processing, Inc.+                              54,700              321
NFO Worldwide, Inc.+                                    16,100              151
Norrell Corp.                                           29,200              396
NOVA Corp.+                                             71,736            2,071
Oceaneering International, Inc.+                        26,400              379
Orthodontic Centers of
  America, Inc.+                                        51,500              975
PAXAR Corp.+                                            45,835              415
Pediatrix Medical Group, Inc.+                          16,900              788
Pegasystems, Inc.+                                      27,900              295
Personal Group of America, Inc.+                        33,400              518
Physician Reliance Network, Inc.+                       54,800              610
Pittstion Burlington Group                              16,050               93
Pre-Paid Legal Services, Inc.+                          26,900              644
Renaissance Worldwide, Inc.+                            59,620              563
Renters Choice, Inc.+                                   26,600              660
Rollins, Inc.                                           35,500              612
Romac International, Inc.+                              48,300              845
Rural/Metro Corp.+                                      24,400              256
Safeguard Scientifics, Inc.+                            31,700              850
Safety-Kleen+                                          318,000              974
Sandisk Corp.+                                          21,600              208
Sapient Corp.+                                          26,400            1,190
SEACOR SMIT, Inc.+                                      12,700              607
SEI Investments Co.                                     19,800            1,641
Sitel Corp.+                                            57,600              198
Spartech Corp.                                          27,700              499
StaffMark, Inc.+                                        23,900              420
Standard Register Co.                                   31,100              892
Strayer Education, Inc.                                 18,800              639
Structural Dynamics Research Corp.+                     33,500              482
Sun Healthcare Group, Inc.+                             53,608              315
Superior Services, Inc.+                                27,200              571
Sykes Enterprises, Inc.+                                41,900              822
Synetic, Inc.+                                          19,300              832
Technology Solutions Co.+                               39,600              475
Teletech Holdings, Inc.+                                63,300              625

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Tetra Technology, Inc.+                                 33,500          $   680
Transition Systems, Inc.+                               13,600              142
True North Communications, Inc.                         48,300            1,141
Unisource Worldwide, Inc.                               74,300              683
USCS International, Inc.+                               28,200              839
Vanstar Corp.+                                          43,900              491
Viasoft, Inc.+                                          28,600              175
Volt Information Sciences, Inc.+                        18,000              431
Wackenhut Corrections Corp.+                            23,400              575
Walter Industries, Inc.+                                55,800              781
Whittman-Hart, Inc.+                                    55,000            1,093
Xylan Corp.+                                            45,500              728
Zebra Technologies Corp., Class A+                      33,100            1,084
                                                                        -------
                                                                         89,228
                                                                        -------
CHEMICAL -- 2.5%
A. Schulman                                             32,400              644
Calgon Carbon Corp.                                     31,200              220
Cambrex Corp.                                           22,700              580
Chemed Corp.                                            11,500              364
Chemfirst, Inc.                                         15,900              308
Dexter Corp.                                            24,800              725
Ethyl Corp.                                             92,700              510
Ferro Corp.                                             38,600              984
Fuller (H.B.)                                           15,600              642
Furon Co.                                               14,300              227
General Chemical Group, Inc.                            25,500              454
Geon Co.                                                28,200              612
Georgia Gulf Corp.                                      33,700              575
Lawter International, Inc.                              35,700              272
Lilly Industries, Inc., Class A                         28,350              544
Macdermid, Inc.                                         28,100            1,029
Mastec, Inc.+                                           32,350              770
NCH Corp.                                                6,500              445
NL Industries, Inc.                                     50,700              719
OM Group, Inc.                                          22,600              737
Regal Beloit                                            21,400              451
Scotts Co., Class A+                                    19,700              657
Sequa Corp., Class A+                                   12,800              819
Tredegar Industries, Inc.                               38,300              864
Twinlab Corp.+                                          32,600              723
WD-40 Co.                                               19,400              514
Wellman, Inc.                                           29,400              369
Zoltek Companies, Inc.+                                 17,200              258
                                                                        -------
                                                                         16,016
                                                                        -------

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
CONSTRUCTION -- 2.5%
Blount International, Inc., Class A                     41,800          $   917
CalMat Co.                                              26,200              614
Carbo Ceramics, Inc.                                    16,000              438
Centex Construction Products, Inc.                      23,200              780
DAL-Tile International, Inc.+                           50,900              455
DR Horton                                               55,700              884
Florida Rock Industries, Inc.                           22,400              556
Granite Construction, Inc.                              32,850            1,094
Kaufman & Broad Home Corp.                              41,600            1,188
Lone Star Industries, Inc.                              11,700              824
Morrison Knudsen Corp.+                                 65,700              653
Palm Harbor Homes, Inc.+                                23,687              598
Pulte Corp.                                             46,200            1,190
Sawtek, Inc.+                                           23,700              478
Simpson Manufacturing, Inc.+                            12,700              416
Standard Pacific Corp.                                  32,200              312
Stone & Webster, Inc.                                   12,000              382
T J International, Inc.                                 15,200              299
Toll Brothers, Inc.+                                    39,300              911
U.S. Home Corp.+                                        15,100              478
United Dominion Industries, Ltd.                        44,300              905
Webb Del Corp.                                          21,900              515
West Teleservices Corp.+                                65,700              788
                                                                        -------
                                                                         15,675
                                                                        -------

CONSUMER - DURABLE -- 1.6%
Bassett Furniture Industries, Inc.                      10,200              232
Champion Enterprises, Inc.+                             50,892            1,011
Ethan Allen Interiors, Inc.                             28,500              980
Furniture Brands International, Inc.+                   55,000            1,182
Granite Construction+                                   34,800              341
Harman International Industries, Inc.                   20,200              817
Helen of Troy Ltd.+                                     29,200              434
Interface, Inc.                                         51,400              633
Kimball International, Inc., Class B+                   44,800              830
La-Z-Boy Chair Co.                                      57,600            1,058
Linens 'N Things, Inc.+                                 41,800            1,293
Samsonite Corp.+                                        25,600              130
Sturm, Ruger & Co., Inc.                                31,300              432
Toro Co.                                                14,800              327
Windmere Durable Holdings, Inc. +                       19,000              146
                                                                        -------
                                                                          9,846
                                                                        -------
CONSUMER - NONDURABLE -- 3.2%
Action Performance Companies, Inc.+                     17,700              529
Applebee's International, Inc.                          29,700              605

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998
                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------

Avado Brands, Inc.                                      30,400          $   239
Brinker International, Inc+                             69,500            1,681
Buffets, Inc.+                                          49,500              535
CEC Entertainment, Inc.+                                18,200              514
Cheesecake Factory+                                     22,300              426
Cytyc Corp.+                                            20,200              338
Department 56, Inc.+                                    19,200              599
Enesco Group                                            13,700              348
First Brands Corp.                                      43,000            1,623
Foodmaker, Inc.+                                        41,700              659
Hanover Direct, Inc.+                                  217,000              597
Jostens, Inc.                                           40,300              909
Landry's Seafood Restaurants, Inc.+                     25,300              212
Lone Star Steakhouse & Saloon, Inc.+                    36,200              290
Luby's Cafeterias, Inc.                                 26,400              393
Midway Games, Inc.+                                     44,466              436
Mohawk Industries, Inc.+                                55,800            1,684
Oakley, Inc.+                                           74,600              657
Onieda Ltd.                                             13,200              189
Papa John's International, Inc.+                        31,825            1,208
Rainforest CafE, Inc.+                                  11,850               79
Regis                                                   25,400              779
Ruby Tuesday, Inc.                                      39,074              659
Russ Berrie & Co., Inc.                                 23,400              462
Ryan's Family Steak Houses, Inc.+                       47,000              505
Sbarro, Inc.                                            21,100              496
Trans World Entertainment Corp.+                        33,750              696
Trex Medical Corp.+                                     36,700              450
Williams-Sonoma, Inc.+                                  57,000            1,553
                                                                        -------
                                                                         20,350
                                                                        -------

CONTAINERS -- 0.6%
ACX Technologies, Inc.+                                 24,000              345
Ball Corp.                                              32,000            1,350
Greif Brothers Corp., Class A                           23,300              746
Stone Container Corp.                                  108,900            1,041
                                                                        -------
                                                                          3,482
                                                                        -------

ELECTRONICS -- 5.3%
Allen Telecom, Inc.+                                    23,700              130
Amphenol Corp.+                                         19,400              651
Anadigics, Inc.+                                        14,200              114
Anixter International, Inc.+                            52,000              803
Ascend Communications, Inc.+                            19,875              959
Atmi, Inc.+                                             18,200              250
Belden, Inc.                                            22,700              331
Burr Brown Corp.+                                       39,150              727

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Cable Design Technologies Corp.+                        33,250          $   549
CCC Information Services
  Group, Inc.+                                          24,800              276
Centennial Technologies, Inc.+                           5,600                4
Checkpoint Systems, Inc.+                               28,200              335
Commscope, Inc.+                                        46,000              641
CTS Corp.                                               12,400              367
Cypress Semiconductor Corp.+                           102,300            1,138
Dallas Semiconductor Corp.                              29,800            1,103
Digital Microwave Corp.+                                64,900              284
Dionex+                                                 21,800              580
DSP Communications, Inc.+                               43,900              431
Dupont Photomasks, Inc.+                                14,500              526
E Spire Communications, Inc.+                           49,000              588
EG & G, Inc.                                            48,500            1,219
Electro Scientific Industries, Inc.+                    13,000              327
Exide Corp.                                             17,100              147
General Semiconductor, Inc.+                            28,900              229
Genrad, Inc.+                                           31,900              518
Gerber Scientific, Inc.                                 23,700              536
Glenayre Technologies, Inc.+                            57,400              344
Hadco Corp.+                                            17,100              539
Hutchinson Technology, Inc.+                            23,400              455
Imation Corp.+                                          43,800              775
Information Management
  Resources, Inc.+                                      32,650              767
Integrated Device Technology, Inc.+                     89,200              619
International Rectifier Corp.+                          52,700              474
International Network Services+                         34,800            1,479
Kemet Corp.+                                            44,400              622
Kent Electronics Corp.+                                 25,900              419
Kulicke & Soffa Industries, Inc.+                       28,800              470
Lam Research Corp.+                                     43,700              631
Lattice Semiconductor Corp.+                            26,600              904
Level One Communications, Inc.+                         33,800              889
Littelfuse, Inc.+                                       25,900              570
Marshall Industries+                                    19,600              564
MEMC Electronic Materials, Inc.+                        44,900              309
Methode Electronics, Inc., Class A                      36,350              559
MRV Communications, Inc.+                               28,300              196
Pioneer Standard Electronics, Inc.                      20,700              185
Premisys Communications, Inc.+                          27,100              286
Remec, Inc.+                                            18,600              195
Service Experts, Inc.+                                  18,100              546
Silicon Valley Group, Inc.+                             28,600              366
Sipex Corp.+                                            21,800              605
Smart Modular Technologies, Inc.+                       46,100              968

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
SpeedFam International, Inc.+                           12,200          $   197
Superior Telecommunications, Inc.                       16,875              726
Technitrol, Inc.                                        16,700              455
Tekelec, Inc.+                                          57,100            1,024
United States Satellite
  Broadcasting Co.+                                     95,400              668
Unitrode Corp.+                                         38,700              486
Univision Communications, Inc.+                         25,900              764
Vicor Corp.+                                            36,800              345
VLSI Technology, Inc.+                                  50,300              484
                                                                        -------
                                                                         33,648
                                                                        -------

ENERGY - RAW MATERIALS -- 1.8%
Amcol International Corp.                               32,300              327
Arch Coal, Inc.                                         43,700              778
Atwood Oceanics, Inc.+                                  14,800              416
Barrett Resources Corp.+                                33,600              792
Benton Oil & Gas Co.+                                   23,100              118
Cabot Oil & Gas Corp., Class A                          22,200              377
Chesapeake Energy Corp.                                 95,700              185
Cliff's Drilling Co.+                                   20,800              476
EEX Corp.+                                             135,400              525
Forcenergy, Inc.+                                       11,900               71
Forest Oil Corp.+                                       51,400              524
Grey Wolf, Inc.+                                       187,600              223
Harken Energy Corp.+                                   139,400              479
Key Energy Group, Inc.+                                 14,200              141
Louis Dreyfus Natural Gas Corp.+                        37,300              543
Marine Drilling Company, Inc.+                          50,100              560
Newfield Exploration Co.+                               38,900              946
Newpark Resources, Inc.+                                63,100              596
Nuevo Energy Co.+                                       24,400              517
Parker Drilling Co.+                                    77,800              384
Stone Energy Corp.+                                     16,800              540
Tom Brown, Inc.+                                        31,600              454
Trico Marine Services, Inc.+                            15,500              110
Tuboscope Vetco International Corp.+                    48,900              605
UTI Energy Corp.+                                       12,900              115
Vintage Petroleum, Inc.                                 54,600              710
                                                                        -------
                                                                         11,512
                                                                        -------

FOOD & AGRICULTURE -- 2.6%
AgriBioTech, Inc.+                                      39,000              558
Bob Evans Farms, Inc.                                   45,900              904
Chiquita Brands International, Inc.                     72,100              766
Coca Cola Bottling Co.                                  11,100              669
Delta & Pine Land Co.                                   40,622            1,356


                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Dimon, Inc.                                             40,800          $   528
Dominick's Supermarkets, Inc.+                          20,100              981
Dreyer's Grand Ice Cream, Inc.                          25,600              336
Earthgrains Co.                                         45,096            1,353
Fleming Companies, Inc.                                 35,700              364
International Multifoods Corp.                          20,000              416
J.M. Smucker Co., Class A                               27,400              603
Lance, Inc.                                             28,800              551
Lindsay Manufacturing Co.+                              17,250              280
Michael Foods, Inc.                                     23,100              554
Mississippi Chemical Corp.                              31,540              455
Pilgrim's Pride Corp.                                   33,700              777
Ralcorp Holdings, Inc.+                                 34,466              607
Seaboard Corp.                                           1,200              382
Terra Industries, Inc.                                  80,300              602
Tootsie Roll Industries, Inc.                           36,494            1,444
United Natural Foods, Inc.+                             21,100              588
Universal Foods Corp.                                   52,600            1,141
                                                                        -------
                                                                         16,215
                                                                        -------

GOLD -- 0.1%
Getchell Gold Corp.+                                    35,171              615
                                                                        -------

HEALTHCARE/DRUG & MEDICINE -- 8.3%
Acuson Corp.+                                           30,600              461
Advanced Tissue Sciences, Inc.+                         39,500              120
Agouron Pharmaceuticals, Inc.+                          34,300            1,329
Algos Pharmaceuticals Corp.+                            19,500              500
Alkermes, Inc.+                                         23,900              466
Alpharma, Inc., Class A                                 27,067              749
Alternative Living Services, Inc.+                      24,600              643
American Medical Security Group                         13,000              114
American Oncology Resources, Inc.+                      32,900              438
Amerisource Health Corp.+                               22,000            1,154
Andrx Corp.+                                            18,200              710
Arrow International, Inc.                               22,300              619
Aviron+                                                 17,600              334
Ballard Medical Products                                36,100              767
Barr Laboratories, Inc.+                                25,100              858
Bindley Western Industries, Inc.                        21,599              783
Bio-Technology General Corp.+                           54,600              399
Carematrix Corp.+                                       21,500              529
Carter-Wallace, Inc.                                    49,500              879
Cognex Corp.+                                           46,400              719
Columbia Laboratories, Inc.+                            22,400               73
Conmed Corp.+                                           16,500              437

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Cooper Companies, Inc.+                                 15,700          $   373
COR Therapeutics, Inc.+                                 18,600              224
Covance, Inc.+                                          61,500            1,714
Coventry Health Care, Inc.+                             60,400              585
Cygnus, Inc.+                                            5,100               27
Datascope Corp.+                                        17,600              397
Egghead+                                                19,400              865
Genesis Health Ventures, Inc.+                          38,550              520
Gensia, Inc.+                                           90,000              338
Gilead Sciences, Inc.+                                  34,500              979
Guilford Pharmaceuticals, Inc.+                         21,200              347
Heartport, Inc.+                                        19,400               82
Human Genome Sciences, Inc.+                            23,800              824
Icos Corp.+                                             41,300              764
IDEC Pharmaceuticals Corp.+                             21,100              630
Idexx Laboratories, Inc.+                               41,900              956
Incyte Pharmaceuticals, Inc.+                           28,600              872
Inhale Therapeutic Systems+                             18,500              486
Interneuron Pharmaceuticals, Inc.+                      46,600              163
Invacare Corp.                                          28,300              637
IVAX Corp.+                                            130,200            1,237
Jones Medical Industries, Inc.                          32,500            1,050
Life Technologies, Inc.                                 26,250              974
Magellan Health Services, Inc.+                         31,700              287
Mariner Post-Acute Network+                             78,279              455
Medicis Pharmaceutical
  Corp., Class A+                                       20,200            1,013
Medimmune, Inc.+                                        28,200            1,896
Mentor Corp.                                            24,600              418
Mid Atlantic Medical Services, Inc.+                    52,100              407
Millennium Pharmaceuticals+                             34,800              639
Minimed, Inc.+                                          14,200              788
Natures Sunshine Products, Inc.                         14,650              233
NBTY, Inc.+                                             70,400              563
North American Vaccine, Inc.+                           30,600              463
NovaCare, Inc.+                                         56,180              232
Organogenesis, Inc.+                                    26,358              410
Owens & Minor Holding, Inc.
  Holding Co.                                           35,200              559
Parexel International Corp.+                            25,000              552
Pathogenesis Corp.+                                     19,300              772
Patterson Dental Co.+                                   33,425            1,379
Perrigo Co.+                                            79,000              627
PhyMatrix Corp.+                                         5,000               19
Protein Design Labs, Inc.+                              21,400              514
PSS World Medical, Inc.+                                73,175            1,619


                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------

Quest Diagnostic, Inc.+                                 31,500           $   524
Renal Care Group, Inc.+                                 42,500             1,238
Respironics, Inc.+                                      34,700               536
Sangstat Medical Corp.+                                 17,300               359
Sepracor, Inc.+                                         28,500             1,956
Serologicals Corp.+                                     29,700               672
Sola International, Inc.+                               27,300               524
Sunrise Assisted Living, Inc.+                          22,100               952
Theragenics Corp.+                                      32,000               646
Thermedics, Inc.+                                       40,800               439
Thermo Cardiosystems, Inc.+                             34,600               402
ThermoLase Corp.+                                        3,182                52
Thermotrex Corp.+                                       15,100               197
Transkaryotic Therapies, Inc.+                          18,500               395
Vertex Pharmaceuticals, Inc.+                           29,800               786
West Company, Inc.                                      15,100               448
                                                                         -------
                                                                          52,096
                                                                         -------

HOUSEHOLD PRODUCTS -- 0.5%
Bush Boake Allen, Inc.+                                 20,600               551
Church & Dwight Co., Inc.                               22,700               697
Libbey, Inc.                                            17,600               546
Playtex Products, Inc.+                                 63,600               839
Revlon, Inc.+                                           21,800               413
ThermoLase Corp.+                                       31,018               171
                                                                         -------
                                                                           3,217
                                                                         -------

INSURANCE -- 4.5%
Alfa Farmers Federation Corp.                           38,000               797
American Annuity Group, Inc.                            46,050             1,059
American Heritage Life
  Investment Corp.                                      30,200               629
Amerin Corp.+                                           22,500               481
Argonaut Group, Inc.                                    25,700               654
Arthur J. Gallegher & Co.                               19,100               809
Capital Re Corp.                                        36,200               663
Citizens Corp.                                          35,300             1,068
Commerce Group, Inc.                                    38,300             1,326
Delphi Financial Group, Inc.,Class A+                   21,817             1,017
E.W. Blanch Holdings                                    16,000               623
Enhance Financial Services
  Group, Inc.                                           40,600               997
Executive Risk, Inc.                                    10,000               475
FBL Financial Group, Inc., Class A                      30,400               773
Foremost Corp. of America                               29,100               518
Frontier Insurance Group, Inc.                          40,385               659
Harleysville Group, Inc.                                26,600               569

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Hartford Life, Inc., Class A                            26,600          $ 1,230
HCC Insurance Holdings, Inc.                            50,450              905
HSB Group, Inc.                                         30,450            1,229
Kansas City Life Insurance Co.                           7,200              601
Liberty Corp.                                           18,700              776
Life Re Corp.                                           18,800            1,754
Markel Corp.+                                            5,800              862
Medical Assurance, Inc.+                                25,101              678
MMI                                                      5,100                9
NAC Re Corp.                                            19,800              959
PMI Group                                               32,600              591
PXRE Corp.                                              15,300              388
Reinsurance Group of America, Inc.                      26,600            1,466
RLI Corp.                                               11,375              373
Selective Insurance Group, Inc.                         27,400              502
Sierra Health Services, Inc.+                           27,450              640
State Auto Financial, Corp.                             34,700              490
Trenwick Group, Inc.                                    14,550              484
Triad Guarantee, Inc.+                                  15,600              332
United Companies Financial Corp.                        27,000              115
United Fire & Casualty Co.                               9,000              340
Vesta Insurance Group, Inc.                             12,300               98
Zenith National Insurance Corp.                         21,000              537
                                                                        -------
                                                                         28,476
                                                                        -------

MEDIA -- 3.7%
Amc Entertainment, Inc.+                                14,500              210
Applied Graphics Technologies+                          19,600              234
Banta Corp.                                             30,000              746
Big Flower Holdings, Inc.+                              20,300              396
Century Communications
  Corp., Class A+                                       77,237            1,709
CNET, Inc.+                                             19,700              750
Cymer, Inc.+                                            26,900              330
Gaylord Entertainment Co.                               33,000              875
Houghton Mifflin Co.                                    32,900            1,283
IXC Communications, Inc.+                               36,800            1,426
John Wiley & Sons, Inc., Class A                        35,200            1,287
Jones Intercable, Inc., Class A+                        42,900            1,204
Knightsbridge Tankers, Ltd.+                            20,300              549
McClatchy Newspapers, Inc., Class A                     46,700            1,585
Media General, Inc., Class A                            27,200            1,217
Metro Networks, Inc.+                                   15,900              582
On Command Corp.+                                       24,500              202
PanAmSat Corp.+                                         20,000              759
Paxson Communications Corp.+                            49,000              410
Scholastic Corp.+                                       15,600              615



                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Sinclair Broadcast Group, Inc.+                         50,800          $   660
Spelling Entertainment Group,Inc.+                      96,700              653
TCA Cable TV, Inc.                                      51,400            1,423
TCI Satellite Entertainment, Inc.,
  Class A+                                              47,000               76
United Television, Inc.                                 10,200            1,125
United Video Satellite Group+                           51,400              816
Westwood One, Inc.+                                     34,200              616
World Color Press, Inc.+                                39,100            1,188
Young Broadcasting, Inc.+                               11,900              376
                                                                         ------
                                                                         23,302
                                                                         ------

MISCELLANEOUS FINANCE -- 3.3%
Advanta Corp., Class A                                  31,209              373
AmeriCredit Corp.+                                      64,000              856
AMRESCO, Inc.+                                          39,800              276
Commercial Federal Corp.                                60,804            1,380
Dain Rauscher Corp.                                     11,300              384
E*Trade Group, Inc.+                                    53,900              970
Eaton Vance Corp.                                       33,600              752
Everen Capital Corp.                                    33,200              676
Fidelity National Financial, Inc.                       28,100              864
First American Financial Corp.                          57,750            1,808
First Financial Corp.                                    9,600              410
Florida Panthers Holdings, Inc.+                        37,300              364
Fund American Enterprise
  Holdings, Inc.                                         5,809              736
Hambrecht and Quist Group, Inc.+                        27,700              531
Imperial Credit Industries, Inc.+                       34,900              231
Interpool, Inc.                                         23,900              338
Investment Technology Group, Inc.+                      21,800              714
Jefferies Group, Inc.                                   21,200              636
John Nuveen Co., Class A                                34,500            1,203
JSB Financial, Inc.                                      9,600              507
LNR Property Corp.                                      32,700              580
Mail Well Holdings, Inc.+                               50,800              664
Morgan Keegan, Inc.                                     30,550              569
PaymenTech, Inc.+                                       32,700              503
Pioneer Group, Inc.                                     23,100              331
Price Enterprises, Inc.                                 18,600               91
Sabre Group Holdings, Inc.+                             23,800              897
Sky Financial Group, Inc.                               23,682              722
Student Loan Corp.                                      21,600            1,013
Value Line, Inc.                                         9,000              369
Webster Financial Corp.                                 40,000              988
                                                                        -------
                                                                         20,736
                                                                        -------

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
NON-FERROUS METALS -- 0.9%
Asarco, Inc.                                            45,700          $   980
Brush Wellman, Inc.                                     12,900              219
Commercial Metals Co.                                   16,233              432
Kaiser Aluminum Corp.+                                  72,100              455
Minerals Technologies, Inc.                             24,700            1,125
Mueller Industries, Inc.+                               39,400              887
Reliance Steel & Aluminum Co.                           17,350              537
RTI International Metals+                               18,000              268
Titanium Metals Corp.+                                  27,700              289
Wolverine Tube, Inc.+                                   16,200              343
                                                                        -------
                                                                          5,535
                                                                        -------

OIL - DOMMESTIC -- 1.2%
Belco Oil & Gas Corp.+                                  24,500              145
Cross Timbers Oil Co.                                   48,725              700
Houston Exploration Co.+                                27,300              485
Ocean Energy, Inc.+                                    102,916            1,286
Patterson Energy, Inc.+                                 24,700              153
Pogo Producing Co.                                      42,800              642
Pool Energy Service Co.+                                20,200              270
Quaker State Corp.                                      32,600              460
Rutherford Moran Oil Corp.+                             20,100              151
Santa Fe Energy Resources, Inc.+                       109,200              887
Snyder Oil Corp.                                        38,500              614
St. Mary Land & Exploring Co.                            8,600              181
Tesoro Petroleum Corp.+                                 33,000              489
Trans Montaigne Oil, Inc.+                              30,300              472
TransTexas Gas Corp.+                                   50,600               79
UNOVA, Inc.+                                            57,800              834
                                                                        -------
                                                                          7,848
                                                                        -------

OPTICAL & PHOTO -- 0.7%
Avid Technology, Inc.+                                  27,900              722
BMC Industries, Inc.                                    35,000              252
C-Cube Microsystems, Inc.+                              41,300              738
Ingram Micro, Inc., Class A+                            42,900            1,952
Panavision Inc.+                                         7,894              126
Photronics, Inc.+                                       23,000              502
Ultratech Stepper, Inc.+                                23,300              419
                                                                        -------
                                                                          4,711
                                                                        -------

PAPER & FOREST PRODUCTS -- 0.9%
Buckeye Technology, Inc.+                               39,400              788
Caraustar Industries, Inc.                              23,200              551
Chesapeake Corp.                                        21,100              739

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------

Longview Fibre Co.                                      55,300           $  664
PH Glatfelter Co.                                       40,100              494
Pope & Talbot+                                          31,450              503
Rock Tennessee Co., Class A                             18,330              202
Thermo Fibertek, Inc.+                                  62,100              380
Wausau Mosinee Paper Corp.                              62,825            1,096
                                                                         ------
                                                                          5,417
                                                                         ------

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
PRODUCER GOODS & MANUFACTURING -- 7.1%
Airgas, Inc.+                                           75,100              864
Albany International Corp., Class A                     32,664              596
AMETEK, Inc.                                            34,900              739
Applied Industrial Technologies, Inc.                   19,025              252
Applied Power, Inc., Class A                            40,200            1,108
Aptargroup, Inc.                                        39,200            1,049
Baldor Electric, Co.                                    40,720              855
Barnes Group, Inc.                                      23,300              612
Beckman Coulter, Inc.                                   29,600            1,391
Boise Cascade Office Products Corp.+                    59,400              546
CLACOR, Inc.                                            29,050              490
Collins & Aikman Corp+                                  71,800              498
Consolidated Cigar Holdings, Inc.+                      35,600              409
Credence Systems, Corp.+                                23,950              356
DII Group, Inc.+                                        23,900              351
Donaldson Co., Inc.                                     51,400              935
DT Industries, Inc.                                      8,900              160
Eastern Enterprises                                     22,000              903
Federal Signal Corp.                                    48,400            1,165
Flowserve Corp.                                         43,634              785
Foster Wheeler Corp.                                    43,000              683
Franklin Electric Corp.                                  5,100              306
Gardner Denver Machinery, Inc.+                         15,900              229
General Binding Corp.                                   15,500              533
Graco, Inc.                                             23,437              618
Helix Technology Corp.                                  23,500              269
Hexcel Corp.+                                           37,400              409
Hughes Supply, Inc.                                     22,950              610
IDEX Corp.                                              32,425              839
Ionics, Inc.+                                           16,700              518
JLG Industries, Inc.                                    42,700              707
Kaydon Corp.                                            32,900            1,156
Kuhlman Corp.                                           15,000              398
Lincoln Electric Co., Class A                           51,000            1,119
Magnatek, Inc.+                                         36,500              463
Manitowoc Co., Inc.                                     16,675              584
Maverick Tube Corp.+                                    12,100               85

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Micrel, Inc.+                                           21,500          $   707
Milacron, Inc.                                          41,900              812
Miller Industries, Inc.+                                45,000              236
MSC Industrial Direct, Inc.+                            38,000              808
NACCO Industries, Inc., Class A                          8,450              777
Nordson Corp.                                           15,900              713
PMC Sierra, Inc.+                                       32,500            1,458
Presstek, Inc.+                                         24,900              184
PRI Automation, Inc.+                                   26,900              466
Quanex Corp.                                            11,000              186
Robbins & Myers, Inc.                                    8,700              206
Roper Industries, Inc.                                  29,400              524
SLI, Inc.+                                              32,150              539
SPS Technologies, Inc.+                                 11,900              589
SPX Corp.                                               32,167            1,751
Standex International Corp.                             10,400              257
Stewart & Stevenson Services, Inc.                      30,000              411
Tecumseh Products Co., Class A                          23,100            1,201
Terex Corp.+                                            23,100              502
Texas Industries, Inc.                                  22,800              674
Thermo Ecotek Corp.+                                    36,250              451
Thermo Optek Corp.+                                     42,000              370
Thermoquest Corp.+                                      55,500              562
Valhi, Inc.                                            120,200            1,345
Valmont Industries, Inc.                                32,900              518
VWR Scientific Products Corp.+                          30,300              737
W.H. Brady Co., Class A                                 20,600              474
Waters Corp.+                                           30,400            2,234
Watts Industries, Inc., Class A                         25,200              463
WMS Industries, Inc.+                                   23,600              187
Wyman Gordon Co.+                                       36,500              525
X-Rite Inc.                                             16,600              118
                                                                        -------
                                                                         44,575
                                                                        -------

RAILROAD & SHIPPING -- 0.7%
Avondale Industries, Inc.+                              11,400              297
Florida East Coast Industry, Inc.                       38,800            1,162
Halter Marine Group, Inc.+                              22,400              193
Marine Transport Corp+                                   3,380                7
MotivePower Industries, Inc.+                           21,900              557
Newport News Shipbuilding, Inc.                         37,700              992
Overseas Shipholding Group, Inc.                        39,500              696
Westinghouse Air Brake Co.                              33,600              722
                                                                        -------
                                                                          4,626
                                                                        -------


                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
REAL PROPERTY -- 0.9%
Alexander's+                                             4,700          $   352
California Costal Community, Inc.+                       8,400               58
CB Richard Ellis Services+                              22,300              435
Fairfield Communities, Inc.+                            41,800              410
Forest City Enterprises, Inc.                           34,300              737
Insignia Financial Group, Inc.+                              1             --
Lennar Corp.                                            60,700            1,229
Newhall Land & Farming Co.                              37,600              877
Premier Parks, Inc.+                                    80,000            1,775
                                                                        -------
                                                                          5,873
                                                                        -------

RETAIL -- 3.5%
99 Cents Only Stores+                                   20,700              957
Ames Department Stores, Inc.+                           24,500              450
Authentic Fitness Corp.                                 24,900              344
BJ's Wholesale Club, Inc.+                              39,500            1,420
Burlington Coat Factory
  Warehouse Corp.                                       51,840              778
Casey's General Stores, Inc.                            57,800              809
Central Garden & Pet Co.+                               30,300              598
Charming Shoppes, Inc.+                                 85,500              321
CHS Electronics, Inc.+                                  54,100              527
Claire's Stores, Inc.                                   54,075              916
Cole National Corp.+                                    16,600              344
Dress Barn, Inc.+                                       22,000              311
Eagle Hardware & Garden, Inc.+                          32,900              765
Etec Systems, Inc.+                                     24,900              843
Fingerhut Companies, Inc.                               45,000              380
Global Directmail Corp.+                                37,000              527
Great Atlantic & Pacific Tea Co., Inc.                  40,500              952
Gymboree Corp.+                                         19,300              129
Heilig-Meyers Co.                                       65,400              503
Jo-Ann Stores, Inc., Class A+                           20,000              360
Just for Feet, Inc.+                                    31,575              535
Lands' End, Inc.+                                       31,300              534
Michaels Stores, Inc.+                                  32,300              646
Petco Animal Supplies, Inc.+                            16,500              146
PETsMART, Inc.+                                        126,400              909
Ruddick Corp.                                           51,700            1,005
ShopKo Stores, Inc.+                                    28,700              899
Smart & Final, Inc.                                     17,600              152
Sotheby's Holdings, Inc., Class A                       60,700            1,313
Southland Corp.+                                       391,200              801
Stage Stores, Inc.+                                     27,600              366
Stein Mart, Inc.+                                       42,400              334

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
United Stationers, Inc.+                                39,400          $ 1,044
Wet Seal, Inc., Class A+                                15,700              332
Zale Corp.+                                             38,000              900
                                                                        -------
                                                                         22,150
                                                                        -------

STEEL -- 1.3%
AK Steel Holding Corp.                                  60,000            1,039
Armco, Inc.+                                           114,800              545
Bethlehem Steel Corp.+                                 134,400            1,210
Birmingham Steel Corp.                                  23,300              121
Carpenter Technology Corp.                              23,600              827
Cleveland-Cliffs, Inc.                                  10,800              429
Inland Steel Industries, Inc.+                          38,600              704
Intermet Corp.                                          29,800              484
J & L Specialty Steel, Inc.                             34,000              206
Lone Star Technologies, Inc.+                           30,500              324
LTV Corp.                                              105,300              645
National Steel Corp., Class B+                          38,000              245
NS Group, Inc.+                                         18,900              132
Oregon Steel Mills, Inc.                                27,200              333
Steel Dynamics, Inc.+                                   51,000              695
                                                                        -------
                                                                          7,939
                                                                        -------

TELEPHONE -- 2.6%
Adtran, Inc.+                                           39,300              996
Aliant Communications, Inc.                             37,500            1,058
ANTEC Corp.+                                            36,800              612
Aspect Telecommunications Corp.+                        52,700              797
Associated Group, Inc., Class A+                        40,100            1,353
Cellular Comm International, Inc.+                      17,600            1,094
Coherent, Inc.+                                         18,200              214
Commonwealth Telephone
  Enterprises, Inc.+                                    22,366              548
ICG Communications, Inc.+                               47,900              991
Inter Tel, Inc.                                         32,800              592
Intermedia Communications, Inc.+                        50,000              925
Natural Microsystems Corp.+                             22,200              199
NTL, Inc.+                                              41,933            2,010
P-Com, Inc.+                                            13,700               44
Pacific Gateway Exchange, Inc.+                         20,900              603
Paging Network, Inc.+                                   98,800              543
Plantronics, Inc.+                                      17,700            1,008
Powertel, Inc.+                                         24,200              360
Vanguard Cellular Systems, Inc.,
  Class A+                                              37,550              864


                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Winstar Communications, Inc.+                           41,300          $ 1,115
World Access, Inc.+                                     24,300              519
                                                                        -------
                                                                         16,445
                                                                        -------

TOBACCO -- 0.0%
Schweitzer Mauduit International, Inc.                  12,760              232
                                                                        -------

TRAVEL & RECREATION -- 1.7%
Acxiom Corp.+                                           74,600            1,874
Anchor Gaming, Inc.+                                    13,700              697
Bally Total Fitness Holding Corp.+                      26,200              495
Boyd Gaming Corp.+                                      55,200              166
Budget Group, Inc.+                                     29,100              522
Coleman Co., Inc.+                                      60,600              595
Family Golf Centers, Inc.+                              28,150              593
Grand Casinos, Inc.+                                    43,500              383
Homestead Village Properties, Inc.+                     29,800              186
K2, Inc.                                                13,615              150
Marcus Corp.                                            32,225              495
Polaris Industries, Inc.                                26,000              894
Primadonna Resorts, Inc.+                               26,000              189
Prime Hospitality Corp.+                                52,000              475
Red Roof Inns, Inc.+                                    32,000              554
Rental Services, Corp.+                                 26,600              592
Rio Hotel and Casino, Inc.+                             31,900              447
Speedway Motorsports, Inc.+                             45,500              956
Sports Authority, Inc.+                                 24,800              189
Sunterra+                                               38,100              362
                                                                        -------
                                                                         10,814
                                                                        -------

TRUCKING & FREIGHT -- 1.6%
Air Express International Corp.                         33,050              694
AMERCO+                                                 21,800              512
Arnold Industries, Inc.                                 30,300              386
Eagle USA Airfreight, Inc.+                             16,000              205
Expeditores International of
  Washington, Inc.                                      27,000              915
Fritz, Inc.+                                            40,000              355
Heartland Express, Inc.+                                33,047              595
J.B. Hunt Transport Services, Inc.                      39,050              654
Roadway Express, Inc.                                   23,600              326
Rollins Truck Leasing Corp.                             56,450              656
Swift Transportation Co., Inc.+                         47,300            1,045
U.S. Freightways Corp.                                  27,700              694
Wabash National Corp.                                   28,000              497

Werner Enterprises, Inc.                                50,062         $    901
XTRA Corp.                                              17,600              737
Yellow Corp.+                                           32,400              520
                                                                       --------
                                                                          9,692
                                                                       --------

UTILITIES - ELECTRIC & GAS -- 5.0%
AGL Resources, Inc.                                     57,300            1,200
Atmos Energy Corp.                                      32,100              953
Bay State Gas Co.                                       16,500              648
Black Hills Corp.                                       26,100              674
Central Hudson Gas Electric Corp.                       17,800              721
CILCORP, Inc.                                           13,100              675
Cleco Corp.                                             23,500              795
CMP Group, Inc.                                         33,500              618
Commonwealth Energy System                              23,000              858
Eastern Utilities Association                           21,600              560
El Paso Electric Co.+                                   70,000              613
Energen Corp.                                           26,800              482
Global Industries Technologies, Inc.+                   17,700              154
Indiana Energy, Inc.                                    28,933              647
Interstate Energy Corp.                                 81,208            2,512
KCS Energy                                              32,300              164
Laclede Gas Co.                                         20,800              533
MDU Resources Group, Inc.                               56,150            1,491
New Jersey Resources Corp.                              20,100              773
Northwest Natural Gas Co.                               23,400              652
Northwestern Public Services Co.                        20,000              494
Orange & Rockland Utilities, Inc.                       16,100              884
Otter Tail Power Co.                                    14,700              570
Philadelphia Suburban Corp.                             32,800              806
Piedmont Natural Gas Co., Inc.                          32,600            1,133
Primark Corp.+                                          27,100              732
Public Service Co. of New Mexico                        45,800            1,010
Public Service Co. of North Carolina                    24,400              538
Sierra Pacific Resources                                32,900            1,199
SIGCORP, Inc.                                           25,749              884
Southern Union Co.+                                     27,427              636
Southwest Gas Corp.                                     34,000              805
TNP Enterprises, Inc.                                   11,700              395
Triarc Companies, Inc.+                                 27,800              434
UGI Corp.                                               37,800              865
Unisource Energy Corp.+                                 36,680              569
United Illuminating Co.                                 15,500              760
United Water Resources, Inc.                            38,300              742



Western Gas Resources, Inc.                             25,200         $    206
WICOR, Inc.                                             41,400            1,009
WPS Resources Corp.                                     26,800              891
                                                                       --------
                                                                         31,285
                                                                       --------
TOTAL COMMON STOCK
  (Cost $652,242)                                                       626,604
                                                                       --------

PREFERRED STOCK -- 0.1%
Apartment Investments - Series E+                        8,331              331
Price Enterprises, Inc.+                                18,600              248
                                                                       --------
TOTAL PREFERRED STOCK
  (Cost $634)                                                               579
                                                                       --------

WARRANTS -- 0.0%

IMC Global, Inc. (expire 12/22/00)                       4,900                6
                                                                       --------
TOTAL WARRANTS
  (Cost $16)                                                                  6
                                                                       --------

SHORT-TERM INVESTMENTS -- 0.7%
MSTC Cash Reserve
  Liquid Asset Fund,
   5.26%*                                            4,724,149            4,724
                                                                       --------
Total SHORT-TERM INVESTMENTS
  (Cost $4,724)                                                           4,724
                                                                       --------
TOTAL INVESTMENTS -- 100.4%
  (Cost $657,616)                                                       631,913
                                                                       --------
OTHER ASSETS AND LIABILITIES -- (0.4)%
  Other assets                                                           40,415
  Liabilities                                                           (43,072)
                                                                        -------
                                                                         (2,657)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $629,256
                                                                       ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB INTERNATIONAL INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998


                                                         Number         Value
                                                       of Shares        (000s)
                                                       ---------      ----------
COMMON STOCK -- 98.5%
AUSTRALIA -- 1.4%
Australia & New Zealand
  Banking Group                                        131,438          $   749
Broken Hill Proprietary Co., Ltd.                      172,198            1,458
Coca-Cola Amatil, Ltd.                                 117,150              431
Coca-Cola Beverage+                                     33,834               69
Commonwealth Bank of Australia                          80,011              991
National Australia Bank                                124,927            1,649
News Corporation, Ltd.+                                165,965            1,130
Westpac Banking Corp.                                  156,216              947
                                                                        -------
                                                                          7,424
                                                                        -------

BELGIUM -- 1.9%
Almanij                                                 16,313            1,321
de Beligique+                                              600             --
Dexia Belgium                                            3,096              503
Electrabel                                               4,702            1,736
Fortis AG                                                6,997            2,013
Fortis Cvg Rts '98                                       3,311               23
Fortis Strips Vvpr                                       3,311             --
Lyon Des Eaux Cvg                                        6,090               62
Petrofina SA                                             1,990              740
Solvay SA                                                7,090              557
Suez Lyonnaise Des Eaux                                  6,090            1,095
Tractebel Investors
  International Capital                                  7,329            1,224
UCB                                                        124              725
                                                                        -------
                                                                          9,999
                                                                        -------

CANADA -- 2.9%
Alcan Aluminum, Ltd.                                    21,666              543
Bank of Montreal, Quebec                                22,977              938
Bank of Nova Scotia, Halifax                            43,694              910
Barrick Gold Corp.                                      34,591              734
BCE, Inc.                                               54,132            1,831
Bombardier, Inc., Class B                               62,000              732
Canadian Imperial Bank
  of Commerce                                           35,145              697
Canadian Pacific, Ltd.                                  30,124              675
Imasco, Ltd.                                            46,200              867
Imperial Oil, Ltd.                                      41,022              650
Loblaw                                                  20,500              381
Northern Telecom, Ltd.                                  43,646            1,869
Royal Bank of Canada,
  Montreal, Quebec                                      26,186            1,204
Seagram Co., Ltd.                                       31,590            1,036
Thomson Corp.                                           53,932            1,327
Toronto Dominion Bank Ontario                           33,578              997
                                                                        -------
                                                                         15,391
                                                                        -------


                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
DENMARK -- 0.8%
D/S 1912, Series B                                          93          $   702
D/S Svendborg, Series B                                     70              761
Den Danske Bank                                          4,463              606
Novo-Nordisk A/S, Series B                               6,514              760
Tele Danmark A/S, Series B                              11,294            1,230
                                                                        -------
                                                                          4,059
                                                                        -------

FRANCE -- 8.6%
Accor                                                    3,024              636
Air Liquide (Prime Fidelite) (Reg.)                     10,179            1,705
Alcatel Alsthom SA                                      13,704            1,528
AXA UAP                                                 29,104            3,291
Banque Nationale de Paris                               18,362            1,164
Canal Plus                                               2,645              642
Cap Gemini                                               5,772              868
Carrefour                                                3,396            2,255
Casino Guichard                                          6,151              613
Cie de Saint-Gobain SA                                   7,453            1,103
Credit Commerical de France                              6,138              431
Danone Groupe                                            6,076            1,607
Dassault Systems                                         9,523              364
L'Oreal SA                                               5,642            3,226
Lafarge Coppee SA                                       10,491            1,073
Lagardere Groupe                                        10,104              407
LVMH (Moet Hennesy Louis Vuitton)                        8,075            1,498
Michelin (CDGE), Class B (Reg.)                         11,087              457
Paribas                                                 13,501              993
Peugeot                                                  4,226              705
Pinault Printemps Redoute SA                             9,875            1,654
Promodes                                                 1,614            1,017
Rhone-Poulenc SA, Series A                              29,401            1,345
Sadexho Frenc                                            2,820              548
Sanofi                                                   9,171            1,437
Schneider SA                                            12,655              752
Societe Nationale Elf Aquitaine                         22,772            2,637
Societe Generale                                         7,691            1,018
Stmicroelectonics+                                      12,436              761
Suez Lyonn Vvpr STRIP+                                   6,090                1
Suez Lyonnaise des Eaux                                 11,888            2,130
Synthelabo                                               4,356              832
Total B Compgne                                         20,512            2,368
Valeo SA                                                 5,951              515
Vivendi                                                 13,356            3,052
                                                                        -------
                                                                         44,633
                                                                        -------

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
GERMANY -- 9.5%
Adidas                                                   3,900          $   457
BASF AG                                                 52,679            2,234
Bayer AG                                                60,463            2,458
Bayerische Motoren Werke+                                  331              226
Bayerische Motoren Werke AG                              2,058            1,451
Bayerische Vereinsbank AG                               39,411            3,131
Commerzbank AG                                          40,089            1,206
Daimler-Benz AG                                         47,397            3,679
Degussa                                                  7,800              375
Deutsche Bank AG                                        46,029            2,864
Dresdner Bank AG                                        40,548            1,580
Ergo Versich Gruppe                                      6,400            1,061
Hoechst AG                                              49,111            2,053
Linde AG                                                   865              470
Lufthansa AG (Reg.)                                     29,568              643
Man                                                      1,000              326
Mannesmann AG                                           33,620            3,310
Metro                                                    3,260              129
Metro AG                                                20,164            1,242
Muenchener Ruckvers                                        510              156
Muenchener Ruckvers (Reg.)+                                451              205
Muenchener Rueckversicherungs-
  Gesellschaft                                          10,772            4,932
Preussag                                                 1,300              480
RWE AG                                                  38,501            2,089
SAP AG                                                   5,197            2,182
Schering AG                                              6,082              717
Siemens AG                                              46,995            2,828
Thyssen AG                                               2,817              507
Veba AG                                                 41,301            2,308
Vew AG                                                   1,912              609
Viag AG                                                  2,257            1,534
Volkswagen AG                                           31,520            2,371
                                                                        -------
                                                                         49,813
                                                                        -------

HONG KONG -- 1.8%
Cheung Kong Holdings                                   196,000            1,341
CLP Holdings Limited                                   211,900            1,190
Hang Seng Bank, Ltd.                                   164,700            1,425
Henderson Land Development Co.                         103,000              507
Hong Kong & China Gas Co. Limited                      240,900              342
Hong Kong Electric Holdings, Ltd.                      139,500              512
Hutchison Whampoa, Ltd.                                287,000            2,057
Sun Hung Kai Properties                                203,500            1,419
Swire Pacific, Ltd., Class A                           102,500              544
                                                                        -------
                                                                          9,337
                                                                        -------



                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
ITALY -- 4.3%
Assicurazioni Generali                                  88,478          $ 3,171
Banca Intesa                                           155,155              784
Bca Comm Italiana                                      151,323              936
Bca Intesa Spa-Rnc                                      60,500              140
Credito Italiano                                       242,817            1,305
ENI SPA (Reg.)                                         680,372            4,050
Fiat Spa-RNC                                            60,267               99
Fiat SPA                                               312,492              897
Istituto Banc San Paolo+                                68,800            1,012
Istituto Nazionale delle Assicurazioni                 326,204              899
Montedison                                             420,960              417
Montedison Spa -Rnc                                     60,500               48
Pirelli SPA-RNC                                          7,500               16
Pirelli SPA                                            156,370              449
TIM SPA-RNC+                                           223,802              794
Telecom Italia SPA                                     486,774            3,522
TIM SPA                                                564,690            3,281
Telecom Italia SPA-RNC+                                179,792              907
                                                                        -------
                                                                         22,727
                                                                        -------

JAPAN -- 20.0%
Advantest Corp.                                          9,700              612
Ajinomoto Co., Inc.                                     46,000              435
All Nipon Airways Co., Ltd.+                           104,000              384
Asahi Bank                                             167,000              559
Asahi Breweries                                         41,000              586
Asahi Glass Co., Ltd.                                   84,000              469
Bank of Tokyo-Mitsubishi, Ltd.                         397,500            3,691
Bridgestone Corp.                                       70,000            1,542
Canon, Inc.                                             75,000            1,420
Cent Japan Railway                                         190              976
Chubu Electric Power Co.                                63,100            1,241
Dai Nippon Printing Co.                                 68,000            1,048
Dai-Ichi Kangyo Bank, Ltd.                             274,000            1,683
DDI Corp.                                                  182              532
Denso                                                   95,000            1,791
East Japan Railway Co.                                     375            2,226
Fanuc                                                   21,100              634
Fuji Bank, Ltd.                                        208,000              797
Fuji Photo Film Co.                                     43,000            1,577
Fujitsu, Ltd.                                          154,000            1,640
Hitachi, Ltd.                                          284,000            1,447
Honda Motor Co., Ltd.                                   82,000            2,465
Industrial Bank of Japan, Ltd.                         182,000              871
Ito Yokado Co., Ltd.                                    35,000            2,044
Japan Tobacco, Inc.                                        167            1,401
Joyo Bank                                                  100             --
Jusco Co.                                               29,000              468
Kansai Electric Power Co.                               86,300            1,849

SCHWAB INTERNATIONAL INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998


                                                        Number         Value
                                                     of Shares        (000s)
                                                      ---------      ----------
Kao Corp.                                               51,000          $ 1,034
Kinki Nippon Railway Co.                               115,830              597
Kirin Brewery Co., Ltd.                                 75,000              818
Kyocera Corp.                                           16,000              708
Kyushu Electric Power Co.                               40,700              781
Marui Co.                                               33,000              575
Matsushita Communications Ind                            7,000              787
Matsushita Electric
  Industrial Co., Ltd.                                 177,000            2,601
Matsushita Electric Works                               55,000              525
Mitsubishi Corp.                                       113,000              599
Mitsubishi Estate Co.                                   94,000              853
Mitsubishi Heavy Industries, Ltd.                      297,000            1,148
Mitsubishi Trust & Banking Corp.                        94,000              635
Mitsui & Co.                                           113,000              604
Murata Manufacturing Co.                                23,000              776
NEC Corp.                                              144,000            1,067
Nintendo Co., Ltd.                                      12,600            1,067
Nippon Express Co.                                      77,000              433
Nippon Steel Corp.                                     622,000            1,085
Nippon Telegraph & Telephone Corp.                       1,113            8,719
Nissan Motor Co., Ltd.                                 181,000              491
Nomura Securities Co. Ltd.                             164,000            1,240
Odakyu Electric Railway Co.                                510                2
Osaka Gas Co.                                          182,000              585
Ricoh Co., Ltd.                                         47,000              398
Rohm Co.                                                10,000              885
Sakura Bank                                            246,000              613
Sankyo Co.                                              38,000              858
Sanwa Bank                                             247,000            1,929
Sanyo Electric Co., Ltd.                               140,000              394
Secom Co.                                               10,000              743
Seibu Railway Co.                                       37,000            1,211
Sekisui House                                           51,000              509
Seven-Eleven Japan Co.                                  35,000            2,664
Sharp Co.                                               81,000              612
Shin-Etsu Chemical Co.                                  31,700              632
Shizuoka Bank                                           58,000              669
SMC Corp.                                                6,000              453
Sony Corp.                                              37,700            2,396
Sumitomo Bank                                          268,000            2,636
Sumitomo Corp.                                          76,000              364
Sumitomo Electric Industries                            61,000              676
Sumitomo Trust & Banking Co.                            89,000              248
Taisho Pharmaceuticals Co.                              31,000              831
Takeda Chemical Industries                              77,000            2,507
TDK Corp.                                               12,000              792
Tohoku Electric Power Co.                               43,600              762
Tokai Bank                                             146,000              722
Tokio Marine & Fire Insurance Co.                      142,000            1,616
Tokyo Electric Power Co., Inc.                         115,700            2,932


                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Tokyo Electron                                          16,000         $    521
Tokyo Gas Co.                                          202,000              519
Toppan Printing Co.                                     59,000              606
Toray Industries, Inc.                                 100,000              466
Toshiba Corp.                                          281,000            1,320
Toyota Motor Corp.                                     337,000            8,105
West Japan Railway                                         175              782
Yamanouchi Pharmaceutical Co.                           29,000              832
                                                                       --------
                                                                        104,321
                                                                       --------

NETHERLANDS -- 7.0%
ABN AMRO Holdings NV                                   114,603            2,148
Aegon NV                                                48,342            4,196
Ahold (Kon) NV                                          48,061            1,598
Akzo Nobel NV                                           30,366            1,181
Asm Lithography+                                        11,636              295
Baan+                                                   16,492              184
Dordtsche Petroleum                                     18,778              814
Elsevier NV                                             55,561              783
Fortis Amev NV                                          16,443            1,068
Heineken NV                                             25,593            1,364
ING Groep NV                                            78,063            3,779
Koninklijke PTT Nederland                               40,076            1,558
Philips Electronics NV                                  29,505            1,571
PolyGram NV                                             16,354              964
Randstad Hlds                                            9,106              488
Royal Dutch Petroleum Co.                              184,938            8,933
Unilever NV                                             53,417            3,965
Vnu Ver Ned Uitg Bezit                                  15,978              553
Wolter Kluwer NV                                         6,045            1,172
                                                                       --------
                                                                         36,614
                                                                       --------

SPAIN -- 3.2%
Argentaria Corp.                                        41,944              914
Banco Central Hispano                                   93,234            1,030
Banco Popular Espanol                                   10,581              654
Banco Santander                                         97,994            1,797
BCO Bilbao Vizcaya                                     168,834            2,280
Endesa SA                                               89,171            2,250
Gas Natural SDG                                         13,003            1,121
Iberdrola SA                                            75,984            1,228
Repsol SA                                               25,312            1,272
Telefonica International
  de Espana SA                                          88,392            3,995
                                                                       --------
                                                                         16,541
                                                                       --------

SWEDEN -- 2.8%
ABB AB, Series A                                        59,869              632
Asea AB                                                 27,898              294
Astra AB, Series A                                     112,270            1,817

                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Astra AB, Series B                                       30,472        $    478
Atlas Copco AB-B                                          5,100             118
Atlas Copco, Series A                                    10,329             240
Electrolux AB                                            30,874             464
Foreningssparbaken, Series A                             33,220             899
Hennes & Mauritz, Series B                               18,570           1,307
L.M. Ericsson Telephone, Series B                       168,087           3,785
Nordbanken Holding                                      109,987             659
Sandvik AB, Series A                                     17,866             367
Sandvik AB, Series B                                      8,461             174
Skand. Enskil. Bank, Series A                            47,732             482
Skandia Forsakrings                                      43,150             549
Skanska AB, Series B                                      9,600             316
Svenska Cell AB, Series B                                16,644             390
Svenska Handelsbanken, Series A                          19,488             819
Svenska Handelsbanken, Series B                           3,956             152
Volvo AB, Series A                                       14,094             296
Volvo AB, Series B                                       28,295             610
                                                                        -------
                                                                         14,848
                                                                        -------

SWITZERLAND -- 9.1%
ABB (Reg.)                                                  568             138
ABB - Asea Brown Boveri                                     677             811
Adecco SA                                                 1,525             608
Alusuisse Lonza HD (Reg.)                                   516             590
Ares Serono                                                 316             475
Ciba Specialty Chemicals                                  6,025             619
Cie Financiere Richemont, Series A                          484             644
Clariant (Reg.)                                           6,020           3,114
Credit Suisse Group                                      22,407           3,448
Holderbank Financiere Glaris (Bearer)                       988             221
Holderbank Financiere Glaris (Reg.)                         489             545
Nestle SA (Reg.)                                          3,409           7,254
Novartis AG (Bearer)                                      1,014           1,827
NovartisAG (Reg.)                                         5,342           9,631
Roche Group Holding                                         135           2,449
Roche Holding Genusscheine                                  607           7,086
Sfr Schweizerischer Bkver+                                  425               6
Swatch Group (Reg.)                                       1,250             171
Swatch Group AG, Series B                                   310             171
UBS AG (Reg.)                                            17,907           4,915
Zurich Allied                                             4,183           2,544
                                                                        -------
                                                                         47,267
                                                                        -------

UNITED KINGDOM -- 25.2%
Abbey National                                          118,862           2,310
Alliance & Leicester                                     49,071             712
Allied Domecq                                            74,995             686
Asda Group                                              254,135             684



                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
Associated British Foods                                 70,618         $   661
BAA PLC                                                  97,041           1,091
Bank of Scotland PLC                                    101,794           1,105
Barclays PLC                                            126,231           2,717
BASS PLC                                                 76,639             929
BG                                                      374,681           2,453
BOC Group PLC                                            45,114             662
Boots Co.                                                75,415           1,138
British Aerospace                                       135,040           1,004
British Airways                                          68,936             500
British Energy PLC                                       60,690             593
British Land                                             43,550             350
British Petroleum Co.                                   501,754           7,360
British Sky Broadcast                                   156,349           1,273
British Telecommunications                              560,943           7,244
BTR PLC                                                 286,134             500
Cable & Wireless Communications+                        125,565             945
Cable & Wireless PLC                                    192,150           2,153
Cadbury Schweppes                                        83,540           1,278
Centrica PLC+                                           374,033             726
CGU                                                     114,746           1,816
Compass Group                                            56,151             568
Diageo PLC                                              299,917           3,235
Emi Group PLC                                            77,574             460
General Electric Company PLC                            235,140           1,878
GKN PLC                                                  56,652             688
Glaxo Wellcome PLC                                      310,895           9,650
Granada Group                                            73,879           1,113
Great Universal Stores                                   83,923             901
Guardian Royal Exchange PLC                              74,127             359
Halifax                                                 212,429           2,814
Hays PLC                                                 35,497             523
HSBC Holdings                                           149,497           3,400
HSBC Holdings 75p                                        74,178           1,737
Imperial Chemical Industries                             63,162             567
Invseco PLC                                              54,037             408
Kingfisher                                              119,454           1,048
Ladbroke                                                100,099             366
Legal & General Group                                   106,157           1,257
Lloyds TSB Group PLC                                    465,419           5,741
Lucas Varity                                            119,699             408
Marks & Spencer PLC                                     239,914           1,776
Misys                                                    47,030             330
National Grid Group PLC                                 134,171             918
National Power Development                              104,878             910
National Westminster Bancorp                            142,724           2,409
Norwich Union                                           165,424           1,179
Pearson Inc.                                             47,646             830
Peninsular & Oriental Steam
  Navigation                                             50,816             532

SCHWAB INTERNATIONAL INDEX FUND (R)
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

                                                         Number         Value
                                                       of Shares        (000s)
                                                       ---------      ----------

Powergen                                                  56,653       $    804
Prudential Corp.                                         160,525          2,086
Railtrack Group                                           43,011          1,155
Reckitt & Colman PLC                                      37,912            655
Reed International                                       104,356            882
Rentokil Initial                                         252,578          1,580
Reuters Holdings Group PLC                               140,900          1,449
Rio Tinto                                                 89,386          1,084
Rolls Royce PLC                                           93,075            343
Royal & Sun Alliance Insurance
  Group PLC                                              136,047          1,245
Royal Bank of Scotland                                    72,182            956
Safeway PLC                                               67,071            337
Sainsbury J                                              166,084          1,467
Schroders                                                 24,544            466
Scot & Newcastle                                          51,294            625
Scottish Power                                           100,903            992
Severn Trent                                              28,525            493
Shell Transport & Trading Co. (Reg.)                     845,745          5,131
Siebe PLC                                                166,152            681
Smithkline Beecham                                       479,192          5,987
Stagecoach Holdings                                      107,780            425
Standard Chartered PLC                                    82,031            881
Tesco PLC                                                561,186          1,582
Thames Water                                              29,328            544
Tomkins                                                   99,594            461
Unilever PLC                                             277,313          2,783
United News & Media PLC                                   40,983            453
United Utilities PLC                                      43,940            642
Vodafone Group PLC                                       260,131          3,481
Whitbread                                                 45,126            606
Williams                                                  66,185            413
Woolwich                                                 134,902            800
Zeneca Group                                              79,013          3,032
                                                                       --------
                                                                        131,416
                                                                       --------
TOTAL COMMON STOCK
  (Cost $427,517)                                                       514,390
                                                                       --------

PREFERRED STOCK -- 0.8%

AUSTRALIA -- 0.2%
News Corporation, Ltd.
  (Limited Voting Shares)+                               153,739            921
                                                                       --------

FRANCE -- 0.0%
Casino Guichard Perrach (Limited
  Voting Shares)                                         1,700              104
                                                                       --------


                                                        Number         Value
                                                      of Shares        (000s)
                                                      ---------      ----------
GERMANY -- 0.6%
Man AG Vorzugsouktien
  (Non-Voting)                                             370        $      86
RWE                                                     18,788              687
SAP AG (Non-Voting)                                      3,537            1,724
Volkswagen AG (Non-Voting)                               7,870              370
                                                                      ---------
                                                                          2,867
                                                                      ---------

ITALY -- 0.0%
Fiat Finance SPA                                        62,447               95
                                                                      ---------
TOTAL PREFERRED STOCK
  (Cost $2,333)                                                           3,987
                                                                      ---------

WARRANTS -- 0.0%

FRANCE -- 0.0%
AXA UAP CVG (expire 01/07/99)                            5,916                6
Cie Generale de Eaux (expire 05/02/01)                   8,094               17
                                                                      ---------
                                                                             23
                                                                      ---------

GERMANY -- 0.0%
Muenchener Rueckversich
  (expire 06/03/02)                                        451               20
                                                                      ---------

HONG KONG -- 0.0%
Hong Kong & China Gas
  (expire 09/30/99)                                    10,950                 1
Wharf Holdings (expire 12/31/99)                        6,200                --
                                                                      ---------
                                                                              1
                                                                      ---------
TOTAL WARRANTS
  (Cost $5)                                                                  44
                                                                      ---------
TOTAL INVESTMENTS -- 99.3%
  (Cost $429,855)                                                       518,421
                                                                      ---------
OTHER ASSETS AND LIABILITIES -- 0.7%
  Other assets                                                            4,496
  Liabilities                                                              (895)
                                                                      ---------
                                                                          3,601
                                                                      ---------
TOTAL NET ASSETS -- 100.0%                                            $ 522,022
                                                                      =========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
October 31, 1998

  +  Non-Income Producing Security.
  *  Interest rate represents the yield on report date.
ADR -- American Depository Receipt.
(a) Yields shown are effective yields at time of purchase.
(b) These securities, or portion thereof, are being used to collaterize open financial futures contracts.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
October 31, 1998


                                                                      Schwab         Schwab        Schwab           Schwab
                                                                     S&P 500         1000        Small-Cap       International
                                                                       Fund          Fund(R)    Index Fund(R)    Index Fund(R)
                                                                    ----------     ----------   -------------    -------------
ASSETS
Investments, at value (Cost: $3,227,609, $3,073,992,
   $657,616and $429,855, respectively)                              $3,765,713     $4,697,996     $631,913         $518,421
Cash                                                                        --              1          521               --
Foreign currency (Cost: $0, $0, $0 and $8, respectively)                    --             --           --                8
Amounts on deposit with brokers                                            816          2,178           --               --
Cash held as collateral for securities on loan (Note 6)                417,834        565,945       35,407               --
Receivables:
   Investments sold                                                         --             --           --            2,624
   Fund shares sold                                                     36,139          9,638        4,153              498
   Interest                                                                 42              3           18               40
   Dividends                                                             4,044          4,925          300              831
   Securities lending income                                                --             76           16               --
   Variation margin                                                        721            419           --               --
   Dividend tax reclaim                                                     --             --           --              495
Prepaid expenses                                                           247            141           --               --
                                                                    ----------     ----------     --------         --------
     Total assets                                                    4,225,556      5,281,322      672,328          522,917
                                                                    ----------     ----------     --------         --------
LIABILITIES
Collateral held for securities on loan (Note 6)                        417,834        565,945       35,407               --
Payables:
   Investments purchased                                                38,359         14,167        7,157               --
   Fund shares redeemed                                                  4,524          2,751          301               62
   Cash overdraft payable to custodian                                      --             --           --              170
   Borrowings on line of credit                                             --             --           --              434
   Investment advisory and administration fees                              57            137           30               27
   Transfer agency and shareholder service fees                             65            127           36               19
   Interest                                                                 --              5           --               --
   Withholding taxes                                                        --             --           --                6
Accrued expenses                                                           443            517          141              164
Unrealized loss on forward foreign currency contracts (Note 2)              --             --          --                13
                                                                    ----------     ----------     --------         --------
     Total liabilities                                                 461,282        583,649       43,072              895
                                                                    ----------     ----------     --------         --------
Net assets applicable to outstanding shares                         $3,764,274     $4,697,673     $629,256         $522,022
                                                                    ==========     ==========     ========         ========
NET ASSETS CONSIST OF:
   Paid-in-capital                                                  $3,205,607     $3,045,789     $616,874         $444,825
   Undistributed net investment income                                  30,878         34,084        1,866            5,810
   Accumulated net realized gain (loss) on investments sold,
     futures contracts and foreign currency transactions               (11,036)        (6,623)      36,219          (17,215)
   Net unrealized appreciation (depreciation)
     on investments and futures contracts                              538,825      1,624,423      (25,703)          88,566
   Net unrealized appreciation on translating
     assets and liabilities into reporting currency                         --             --           --               36
                                                                    ----------     ----------     --------         --------
                                                                    $3,764,274     $4,697,673     $629,256         $522,022
                                                                    ==========     ==========     ========         ========
PRICING OF SHARES
   Net asset value, offering and redemption price per share,
     applicable to outstanding shares, $0.00001 par value
     (unlimited shares authorized)
       Investor Shares ($1,935,398/113,480, $3,657,122/122,308,
         $479,500/31,148,and $428,462/30,160, respectively)             $17.05         $29.90       $15.39           $14.21
       Select Shares ($1,548,052/90,563, $1,040,551/34,762,
         $149,756/9,715,and $93,560/6,577, respectively)                $17.09         $29.93       $15.41           $14.23
       e. Shares ($280,824/16,444)                                      $17.08           NA           NA                NA

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended October 31, 1998


                                                                         Schwab        Schwab        Schwab           Schwab
                                                                         S&P 500        1000        Small-Cap      International
                                                                          Fund         Fund(R)    Index Fund(R)    Index Fund(R)
                                                                        --------      --------    -------------    -------------
Investment income:
   Dividends (net of foreign taxes withheld of
     $234, $2, $1 and $928, repectively)                                $ 42,456      $ 56,961      $  4,810          $ 8,436
   Interest                                                                  180         1,013           194              478
   Income from securities lending                                            326           712            16               --
                                                                         --------      --------      --------          -------
     Total investment income                                              42,962        58,686         5,020            8,914
                                                                        --------      --------      --------          -------
Expenses:
   Investment advisory and administration fees                             9,034         9,162         2,832            3,067
   Transfer agency and shareholder service fees
     Investor Shares                                                       3,665         8,177         1,164              961
     Select Shares                                                         1,019           712           129               76
     e.Shares                                                                207           N/A           N/A              N/A
   Custodian and portfolio accounting fees                                   317           427           260              352
   Professional fees                                                          62            27            45               30
   Registration fees                                                         531           325           116               90
   Shareholder reports                                                       254           500            99               97
   Trustees' fees                                                             26            45             8                7
   Insurance and other expenses                                               54            56            54               60
                                                                        --------      --------      --------          -------
                                                                          15,169        19,431         4,707            4,740
Less:expenses reduced (see Note 4)                                        (7,517)       (1,888)       (1,935)          (2,154)
                                                                        --------      --------      --------          -------
     Net expenses incurred by Fund                                         7,652        17,543         2,772            2,586
                                                                        --------      --------      --------          -------
Net investment income                                                     35,310        41,143         2,248            6,328
                                                                        --------      --------      --------          -------
Netrealized gain (loss) on investments sold,
   futures contracts and foreign currency transactions:
     Net realized gain (loss) on investments sold                         (3,247)          389        50,081          (12,198)
     Net realized loss on futures contracts                               (5,056)       (1,558)           --               --
     Net realized loss on foreign currency transactions                       --            --            --           (1,094)
                                                                        --------      --------      --------          -------
       Net realized gain (loss) on investments sold,
         futures contracts and foreign currency transactions              (8,303)       (1,169)       50,081          (13,292)
                                                                        --------      --------      --------          -------
Change in net unrealized appreciation (depreciation) on
   investments, futures contracts and foreign currency translation:
     Net unrealized appreciation (depreciation) on investments           371,102       585,829      (145,100)          31,951
     Net unrealized appreciation on futures contracts                        721           419            --               --
     Net unrealized depreciation on foreign currency translation              --            --            --              (25)
                                                                        --------      --------      --------          -------
       Net unrealized appreciation (depreciation) on investments,
         futures contracts and foreign currency translation              371,823       586,248      (145,100)          31,926
                                                                        --------      --------      --------          -------
Net gain (loss) on investments                                           363,520       585,079       (95,019)          18,634
                                                                        --------      --------      --------          -------
Increase (decrease) in net assets resulting from operations             $398,830      $626,222      $(92,771)         $24,962
                                                                        ========      ========      ========          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the periods ended October 31, 1998

                                                                Schwab S&P 500                        Schwab 1000
                                                                     Fund                                Fund(R)
                                                          --------------------------    -----------------------------------------
                                                              1998           1997           1998          1997+          1997++
                                                          -----------    -----------    -----------    -----------    -----------
Operations:
   Net investment income                                  $    35,310    $    12,073    $    41,143    $     5,159    $    29,087
   Net realized gain (loss) on investments sold
      and futures contracts                                    (8,303)        (2,679)        (1,169)         1,097         (4,992)
   Change in net unrealized appreciation on investments
      and futures contracts                                   371,823        149,986        586,248         43,118        651,010
                                                          -----------    -----------    -----------    -----------    -----------
     Increase in net assets resulting from operations         398,830        159,380        626,222         49,374        675,105
                                                          -----------    -----------    -----------    -----------    -----------
Dividends to shareholders from net investment income
   Investor Shares                                             (8,697)        (2,361)       (27,684)          --          (23,949)
   Select Shares                                               (5,313)          --           (5,010)          --             --
   e. Shares                                                   (1,504)          (498)          --             --             --
                                                          -----------    -----------    -----------    -----------    -----------
                                                              (15,514)        (2,859)       (32,694)          --          (23,949)
                                                          -----------    -----------    -----------    -----------    -----------
Capital share transactions:
   Proceeds from shares sold                                3,118,974      1,636,074      2,003,202        270,742      1,328,283
   Net asset value of shares issued in reinvestment
      of dividends                                             14,660          2,679         29,584           --           21,833
   Early withdrawal fees (see Note 8)                            --             --              834            104            429
   Less payments for shares redeemed                       (1,293,119)      (534,934)      (966,474)      (129,356)      (715,625)
                                                          -----------    -----------    -----------    -----------    -----------
     Increase in net assets from capital share
       transactions                                         1,840,515      1,103,819      1,067,146        141,490        634,920
                                                          -----------    -----------    -----------    -----------    -----------
Total increase in net assets                                2,223,831      1,260,340      1,660,674        190,864      1,286,076

Net Assets:
   Beginning of period                                      1,540,443        280,103      3,036,999      2,846,135      1,560,059
                                                          -----------    -----------    -----------    -----------    -----------
   End of period (including undistributed net
     investment income of $30,878, $11,074,
     $34,084, $25,431 and $20,272, respectively)          $ 3,764,274    $ 1,540,443    $ 4,697,673    $ 3,036,999    $ 2,846,135
                                                          ===========    ===========    ===========    ===========    ===========
Number of fund shares:
   Sold                                                       190,511        122,252         69,393         10,444         59,126
   Reinvested                                                   1,017            231          1,155           --            1,058
   Redeemed                                                   (79,685)       (39,579)       (33,764)        (4,990)       (31,365)
                                                          -----------    -----------    -----------    -----------    -----------
   Net increase in shares outstanding                         111,843         82,904         36,784          5,454         28,819
Shares outstanding:
   Beginning of period                                        108,644         25,740        120,286        114,832         86,013
                                                          -----------    -----------    -----------    -----------    -----------
   End of period                                              220,487        108,644        157,070        120,286        114,832
                                                          ===========    ===========    ===========    ===========    ===========


 + For the period from September 1, 1997 to October 31, 1997.
++ For the period from September 1, 1996 to August 31, 1997.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the years ended October 31, 1998


                                                                           Schwab                      Schwab
                                                                          Small-Cap                  International
                                                                         Index Fund(R)               Index Fund(R)
                                                                     ---------------------      ----------------------
                                                                      1998          1997          1998           1997
                                                                     --------     --------      --------       --------
Operations:
   Net investment income                                            $   2,248     $   1,671     $   6,328     $   4,224
   Net realized gain (loss) on investments sold and
     foreign currency transactions                                     50,081          (478)      (13,292)       (1,963)
   Change in net unrealized appreciation
     (depreciation) on investments
     and foreign currency translation                                (145,100)       83,214        31,926        24,079
                                                                    ---------     ---------     ---------     ---------
   Increase (decrease) in net assets resulting from operations        (92,771)       84,407        24,962        26,340
                                                                    ---------     ---------     ---------     ---------
Dividends to shareholders from net investment income
   Investor Shares                                                     (1,517)         (998)       (3,700)       (3,464)
   Select Shares                                                         (379)         --            (654)         --
                                                                    ---------     ---------     ---------     ---------
                                                                       (1,896)         (998)       (4,354)       (3,464)
                                                                    ---------     ---------     ---------     ---------
Capital Share Transactions:
   Proceeds from shares sold                                          417,865       314,331       233,250       199,296
   Net asset value of shares issued in reinvestment of dividends        1,744           901         3,935         3,084
   Early withdrawal fees (see Note 8)                                     212           155           127            76
   Less payments for shares redeemed                                 (187,542)     (116,277)     (103,260)     (104,748)
                                                                    ---------     ---------     ---------     ---------
   Increase in net assets from capital share transactions             232,279       199,110       134,052        97,708
                                                                    ---------     ---------     ---------     ---------
Total increase in net assets                                          137,612       282,519       154,660       120,584
Net Assets:
   Beginning of year                                                  491,644       209,125       367,362       246,778
                                                                    ---------     ---------     ---------     ---------
   End of year (including undistributed net investment income
     of $1,866, $1,452, $5,810, and $4,052, respectively)           $ 629,256     $ 491,644     $ 522,022     $ 367,362
                                                                    =========     =========     =========     =========
Number of fund shares:
   Sold                                                                23,894        19,646        16,160        15,015
   Reinvested                                                             102            64           302           250
   Redeemed                                                           (10,855)       (7,380)       (7,328)       (7,843)
                                                                    ---------     ---------     ---------     ---------
   Net increase in shares outstanding                                  13,141        12,330         9,134         7,422
Shares outstanding:
   Beginning of year                                                   27,722        15,392        27,603        20,181
                                                                    ---------     ---------     ---------     ---------
   End of year                                                         40,863        27,722        36,737        27,603
                                                                    =========     =========     =========     =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS



                                                                            Schwab S&P 500 Fund
                                                          --------------------------------------------------
INVESTOR SHARES                                                 1998              1997           1996(1)
------------------------------                            ----------------   --------------   --------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

Net asset value at beginning of period                    $          14.17   $        10.88   $        10.00
                                                          ----------------   --------------   --------------
From investment operations:
    Net investment income                                             0.16             0.14             0.08
    Net realized and unrealized gains on investments                  2.85             3.24             0.80
                                                          ----------------   --------------   --------------
    Total from investment operations                                  3.01             3.38             0.88
Less distributions:
    Dividends from net investment income                             (0.13)           (0.09)             --
                                                          ----------------   --------------   --------------
    Total distributions                                              (0.13)           (0.09)             --
                                                          ----------------   --------------   --------------
NET ASSET VALUE AT END OF PERIOD                          $          17.05   $        14.17   $        10.88
                                                          ================   ==============   ==============
 Total return (%)                                                    21.39            31.29             8.80*


RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of net operating expenses to average net assets                 0.35             0.38             0.49**
Reductions reflected in above expense ratio                           0.28             0.32             0.40**
Ratio of net investment income to average net assets                  1.25             1.49             1.89**
Portfolio turnover rate                                                  1                3                1
Net assets, end of period (000s)                             $   1,935,398      $   923,148      $   243,772


SELECT SHARES                                                    1998              1997(2)
-----------------------------                                -------------      -----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

Net asset value at beginning of period                       $       14.19      $     12.85
                                                             -------------      -----------
Income from investment operations:
   Net investment income                                              0.26             0.05
   Net realized and unrealized gains on investments                   2.78             1.29
                                                             -------------      -----------
   Total income from investment operations                            3.04             1.34
Less distributions:
   Dividends from net investment income                              (0.14)           (0.00)
                                                             -------------      -----------
   Total distributions                                               (0.14)           (0.00)
                                                             -------------      -----------
NET ASSET VALUE AT END OF PERIOD                             $       17.09      $     14.19
                                                             =============      ===========
Total return (%)                                                     21.63            10.43*


RATIOS/SUPPLEMENTAL DATA (%)
------------------------------
Ratio of actual operating expenses to average net assets              0.19             0.19**
Reductions reflected in above expense ratio                           0.28             0.34**
Ratio of net investment income to average net assets                  1.40             1.46**
Portfolio turnover rate                                                  1                3
Net assets, end of period (000s)                                $1,548,052         $485,604


 *   Not Annualized.
**   Annualized.
(1) For the period from May 1, 1996 (commencement of operations) to October 31, 1996.
(2) For the period from May 19, 1997 (commencement of operations) to October 31, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
78



                                                                            Schwab S&P 500 Fund
                                                             --------------------------------------------
E. SHARES                                                        1998             1997           1996(1)
------------------------------                               -----------      -----------      ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                       $     14.19      $     10.89      $    10.00
                                                             -----------      -----------      ----------
From investment operations:
    Net investment income                                           0.15             0.21            0.04
    Net realized and unrealized gains
      on  investments                                               2.88             3.19            0.85
                                                             -----------      -----------      ----------
    Total income from investment operations                         3.03             3.40            0.89
Less distributions:
    Dividends from net investment income                           (0.14)           (0.10)             --
                                                             -----------      -----------      ----------
    Total distributions                                            (0.14)           (0.10)             --
                                                             -----------      -----------      ----------
NET ASSET VALUE AT END OF PERIOD                             $     17.08      $     14.19      $    10.89
                                                             ===========      ===========      ==========

Total return (%)                                                   21.50            31.48            8.90*


RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of actual operating expenses to average net assets            0.28             0.28            0.28**
Reductions reflected in above expense ratio                         0.24             0.33            0.91**
Ratio of net investment income to average net assets                1.32             1.61            1.82**
Portfolio turnover rate                                                1                3               1
Net assets, end of period (000s)                             $   280,824      $   131,691      $   36,331



 *  Not Annualized.
**  Annualized.
(1) For the period from May 1, 1996 (commencement of operations) to October 31, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              79


                                                                                 Schwab 1000 Fund(R)
                                                     --------------------------------------------------------------------------
INVESTOR SHARES                                        1998        1997(1)      1997(3)      1996(3)      1995(3)      1994(3)
---------------                                      ---------    ---------    ---------   ----------    ---------    ---------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period               $   25.25    $   24.78    $   18.14    $   15.68    $   13.08    $   12.80
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Income from investment operations:
    Net investment income                                 0.27         0.04         0.28         0.24         0.26         0.26
    Net realized and unrealized gains
    on investments                                        4.64         0.43         6.62         2.45         2.48         0.28
                                                     ---------    ---------    ---------    ---------    ---------    ---------
    Total income from investment operations               4.91         0.47         6.90         2.69         2.74         0.54
Less distributions:
    Dividends from net investment income                 (0.26)        0.00        (0.26)       (0.23)       (0.14)       (0.26)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
    Total distributions                                  (0.26)        0.00        (0.26)       (0.23)       (0.14)       (0.26)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE AT END OF PERIOD                     $   29.90    $   25.25    $   24.78    $   18.14    $   15.68    $   13.08
                                                     =========    =========    =========    =========    =========    =========
Total return (%)                                         19.63         1.90*       38.32        17.27        21.23         4.28




RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of net operating expenses to average net assets         0.46         0.46**        0.47         0.49        0.54       0.51
Reductions reflected in above expense ratio                   0.05         0.04**        0.06         0.08        0.09       0.05
Ratio of net investment income to average net assets          1.02         1.00**        1.33         1.66        2.03       2.06
Portfolio turnover rate                                          2         --               2            2           2          3
Net assets, end of period (000s)                        $3,657,122   $2,610,607    $2,498,891   $1,560,059   $ 826,714  $ 554,061



SELECT SHARES                                               1998            1997(1)           1997(2)
-------------                                           ------------    --------------     --------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                  $      25.26    $        24.79     $        22.64
                                                        ------------    --------------     --------------
Income from investment operations:
    Net investment income                                       0.32              0.04               0.05
    Net realized and unrealized gains
    on investments                                              4.63              0.43               2.10
                                                        ------------    --------------     --------------
    Total income from investment operations                     4.95              0.47               2.15
Less distributions:
    Dividends from net investment income                       (0.28)             0.00               0.00
                                                        ------------    --------------     --------------
    Total distributions                                        (0.28)             0.00               0.00
                                                        ------------    --------------     --------------
NET ASSET VALUE AT END OF PERIOD                        $      29.93    $        25.26     $        24.79
                                                        ============    ==============     ==============
Total return (%)                                               19.79              1.90*              9.50*



RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of actual operating expenses to average net assets              0.35              0.35**             0.35**
Reductions reflected in above expense ratio                           0.04              0.06**             0.33**
Ratio of net investment income to average net assets                  1.11              1.11**             1.26**
Portfolio turnover rate                                                  2              --                    2
Net assets, end of period (000s)                              $  1,040,551       $   426,392        $   347,244



*   Not Annualized.
**  Annualized.
(1) For the period from September 1, 1997 to October 31, 1997.
(2) For the period from May 19, 1997 (commencement of operations) to August 31, 1997.
(3) For the fiscal year ended August 31.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
80


                                                                                 Schwab Small-Cap Index Fund(R)
                                                             --------------------------------------------------------------------

INVESTOR SHARES                                                  1998            1997          1996        1995          1994(1)
---------------                                              -----------       ---------     -------     --------      ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                       $     17.73       $   13.59     $  11.70    $   10.05     $    10.00
                                                             -----------       ---------     --------    ---------     ----------
From investment operations:
    Net investment income                                           0.05            0.06         0.07         0.10           0.06
    Net realized and unrealized gains
      (losses) on investments                                      (2.33)           4.14         1.88         1.61            --
                                                             -----------       ---------     --------    ---------     ----------
    Total income from investment operations                        (2.28)           4.20         1.95         1.71           0.06
Less distributions:
    Dividends from net investment income                           (0.06)          (0.06)       (0.06)       (0.06)         (0.01)
                                                             -----------       ---------     --------    ---------     ----------
    Total distributions                                            (0.06)          (0.06)       (0.06)       (0.06)         (0.01)
                                                             -----------       ---------     --------    ---------     ----------
NET ASSET VALUE AT END OF PERIOD                             $     15.39       $   17.73     $  13.59    $   11.70     $    10.05
                                                             ===========       =========     ========    =========     ==========
Total return (%)                                                  (12.88)          31.03        16.73        17.11           0.63*

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------
Ratio of actual operating expenses to average net assets            0.49            0.52         0.59         0.68           0.67**
Reductions reflected in above expense ratio                         0.32            0.37         0.35         0.34           0.52**
Ratio of net investment income to average net assets                0.35            0.53         0.56         0.68           0.68**
Portfolio turnover rate                                               40              23           23           24             16
Net assets, end of period (000s)                               $ 479,500       $ 410,470    $ 209,125    $ 122,074       $ 68,128


SELECT SHARES                                                       1998             1997(2)
-------------                                                  --------------    -------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset valueat beginning of period                          $        17.75    $       14.50
                                                               --------------    -------------
From investment operations:
   Net investment income                                                 0.08             0.02
   Net realized and unrealized gains
     (losses) on  investments                                           (2.35)            3.23
                                                               --------------    -------------
   Total income from investment operations                              (2.27)            3.25
Less distributions:
   Dividends from net investment income                                 (0.07)           (0.00)
                                                               --------------    -------------
   Total distributions                                                  (0.07)           (0.00)
                                                               --------------    -------------
NET ASSET VALUE AT END OF PERIOD                               $        15.41    $       17.75
                                                               ==============    =============
Total return (%)                                                       (12.81)           22.41*

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of actual operating expenses to average net assets                 0.38             0.38**
Reductions reflected in above expense ratio                              0.33             0.52**
Ratio of net investment income to average net assets                     0.46             0.56**
Portfolio turnover rate                                                    40               23
Net assets, end of period (000s)                               $      149,756     $     81,174

 *  Not Annualized.
**  Annualized.
(1) For the period from December 3, 1993 (commencement of operations) to October 31, 1994.
(2) For the period from May 19, 1997 (commencement of operations) to October 31, 1997.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                Schwab International Index Fund(R)
                                                            ----------------------------------------------------------------------
INVESTOR SHARES                                                 1998            1997          1996           1995         1994
---------------                                             -----------    ------------   -----------     ----------   -----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                      $     13.31    $      12.23   $     11.13    $     10.89   $     10.15
                                                            -----------    ------------   -----------    -----------   -----------
From investment operations:
   Net investment income                                           0.17            0.17          0.16           0.14          0.11
   Net realized and unrealized gains
     on  investments                                               0.88            1.08          1.07           0.22          0.69
                                                            -----------    ------------   -----------    -----------   -----------
   Total income from investment operations                         1.05            1.25          1.23           0.36          0.80
Less distributions:
   Dividends from net investment income                           (0.15)          (0.17)        (0.13)         (0.12)        (0.04)
   Distributions from realized gains on investments                 --              --            --             --          (0.02)
                                                             -----------    ------------   -----------    -----------   -----------
   Total distributions                                            (0.15)          (0.17)        (0.13)         (0.12)        (0.06)
                                                            -----------    ------------   -----------    -----------   -----------
NET ASSET VALUE AT END OF PERIOD                            $     14.21    $      13.31   $     12.23    $     11.13   $     10.89
                                                            ===========    ============   ===========    ===========   ===========
 Total return (%)                                                  8.02           10.33         11.07           3.35          7.89

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of actual operating expenses to average net assets           0.58            0.61          0.69           0.85          0.90
Reductions reflected in above expense ratio                        0.46            0.52          0.48           0.37          0.40
Ratio of net investment income to average net assets               1.35            1.36          1.50           1.45          1.14
Portfolio turnover rate                                               6              13             6           --               6
Net assets, end of period (000s)                            $   428,462     $   317,833   $   246,778    $   179,612   $   142,355



SELECT SHARES                                                    1998            1997(1)
-------------                                                 ----------      ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

Net asset value at beginning of period                        $   13.32      $    13.59
                                                              ---------      ----------
From investment operations:
    Net investment income                                          0.22            0.04
    Net realized and unrealized gains (losses)
      on  investments                                              0.85           (0.31)
                                                              ----------     ----------
    Total income from investment operations                        1.07           (0.27)
Less distributions:
    Dividends from net investment income                          (0.16)             --
                                                              ---------      ----------
    Total distributions                                           (0.16)             --
                                                              ---------      ----------
NET ASSET VALUE AT END OF PERIOD                              $   14.23      $    13.32
                                                              =========      ==========

Total return (%)                                                   8.16           (1.99)*

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------
Ratio of actual operating expenses to average net assets           0.47            0.47**
Reductions reflected in above expense ratio                        0.48            0.80**
Ratio of net investment income to average net assets               1.49            0.17**
Portfolio turnover rate                                               6              13
Net assets, end of period (000s)                             $   93,560      $   49,529


*   Not Annualized.
**  Annualized.
(1) For the period from May 19, 1997 (commencement of operations) to October 31, 1997.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
82

NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1998
(All currency amounts are in thousands unless otherwise noted.)

1.  DESCRIPTION OF THE FUNDS
The Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) are a series of the Schwab Capital Trust (the "Capital Trust") and the Schwab 1000 Fund(R) is a series of the Schwab Investments (the "Investment Trust"), each a no-load, open-end management investment company organized as Massachusetts business trusts on May 7, 1993 and October 26, 1990, respectively, and registered under the Investment Company Act of 1940 ("the Act") as amended. Each series in this report is hereafter referred to as a "Fund".

The Schwab S&P 500 Fund, Schwab 1000 Fund(R), Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) each offer two classes of shares -- Investor Shares and Select Shares. Both classes represent interests in the same portfolio of investments of each Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses. In addition, the Schwab S&P 500 Fund offers a third class of shares -- the e.Shares(TM). This class offers the same concept as the Investor Shares and the Select Shares, but the e.Shares are available only to clients of Schwab Institutional, Charles Schwab Trust Company and to certain tax-advantaged retirement plans that can execute their trading and information requests through SchwabLink(TM).

In addition to the Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R), the Capital Trust also offers the Schwab MarketTrack All Equity Portfolio(TM), Schwab MarketTrack Growth Portfolio(TM) (formerly Schwab Asset Director(R) -- High Growth Fund), Schwab MarketTrack Balanced Portfolio(TM) (formerly Schwab Asset Director(R) -- Balanced Growth
Fund), Schwab MarketTrack Conservative Portfolio(TM) (formerly Schwab Asset Director(R) -- Conservative Growth Fund), Schwab Analytics Fund(R), Schwab MarketManager International Portfolio(TM)(formerly Schwab OneSource Portfolios -- International), Schwab MarketManager Growth Portfolio(TM) (formerly Schwab OneSource Portfolios -- Growth Allocation), Schwab MarketManager Balanced Portfolio(TM) (formerly Schwab OneSource Portfolios -- Balanced Allocation), and Schwab MarketManager Small Cap Portfolio(TM) (formerly Schwab OneSource Portfolios -- Small Company). The assets of each series are segregated and accounted for separately.

In addition to the Schwab 1000 Fund(R), the Investment Trust also offers the Schwab Short-Term Bond Market Index Fund, Schwab Total Bond Market Index Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in securities traded on an exchange or in the over-the-counter market are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions, realized gain/loss and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income (including accretion of discounts) is recorded on the accrual basis.

FUTURES CONTRACTS -- The Schwab S&P 500 Fund and the Schwab 1000 Fund(R) may invest in financial futures contracts. The Funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents unrealized gains (losses) due to daily fluctuation in the value of the contract. The Funds record a realized gain or loss equal to the variation margin at the time the contracts are closed.

The Funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in each Fund's Statements of Operations at any given time.

As of October 31, 1998, the Schwab S&P 500 Fund and the Schwab 1000 Fund(R) had the following open S&P 500 Index futures contracts:

                            Number of    Contract                   Unrealized
     Fund                   Contracts     Value       Expiration   Appreciation
     ----                   ---------   ----------    ----------   ------------
     S&P 500 Fund              29        $8,013        12/21/98        $  721
     Schwab 1000 Fund(R)       20        $5,526        12/21/98        $  419

The cash and eligible securities on deposit with brokers available to cover margin requirements for open futures positions at October 31, 1998 were $816 and $967 for the Schwab S&P 500 Fund, and $2,178 and $125 for the Schwab 1000 Fund(R), respectively. The Funds have segregated short-term investments or repurchase agreements for the remaining portion of the contract value.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

FOREIGN CURRENCY TRANSLATION -- The accounting records of the Schwab International Index Fund(R) are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the fund denominated in foreign currencies are translated into U.S. dollars at the exchange rates on October 31, 1998. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Schwab International Index Fund(R) separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held.

FORWARD CURRENCY CONTRACTS -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Schwab International Index Fund(R) as an unrealized gain or loss. When the Forward is closed, the Schwab International Index Fund records a realized gain or loss equal to the difference between the value at the time the contract was entered into and the value at the time the contract was closed. The Schwab International Index Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Schwab International Index Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

The following forward foreign currency contract was outstanding as of October 31, 1998:


                            Settlement  Foreign Currency  In Exchange      Net Unrealized
                               Date       to Deliver      For (U.S. $)      Depreciation
                            ----------   ---------------  -----------      --------------
  Foreign Currency Sale:
    British Pound            11/02/98        1,569           $2,611             $(13)


EXPENSES -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 1998 (for financial reporting and federal income tax purposes) is as follows:


                                         Net Unrealized
                                          Appreciation     Appreciated        Depreciated
    Fund                                 (Depreciation)     Securities         Securities
    ----                                  ------------     -----------        ------------
    Schwab S&P 500 Fund                   $   538,104      $   652,706        $   114,602
    Schwab 1000 Fund(R)                     1,624,004        1,713,450             89,446
    Schwab Small-Cap Index Fund(R)            (25,703)          87,256            112,959
    Schwab International Index Fund(R)         88,566          130,955             42,389


At October 31, 1998, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                         Schwab                                Schwab
                                        S&P 500          Schwab 1000        International
         Capital Loss Expirations:       Fund              Fund(R)           Index Fund(R)
                                      -----------       ------------        --------------
         10/31/00                     $       --        $     (354)         $       --
         10/31/01                             --                --                  --
         10/31/02                             --              (935)               (140)
         10/31/03                             --                --                  --
         10/31/04                             (5)             (844)             (1,743)
         10/31/05                         (2,152)           (2,643)             (1,837)
         10/31/06                         (5,876)             (650)            (11,905)
                                      ----------        ----------          ----------
                                      $   (8,033)       $   (5,426)         $  (15,625)
                                      ==========        ==========          ==========


RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

On the Statements of Assets and Liabilities the following adjustments were made:


                                                   Accumulated      Undistributed
                                                  Net Realized      Net Investment
      Fund                                        Gain (Loss)          Income         Paid-In-Capital
      -----                                       ------------      --------------    ---------------
      Schwab S&P 500 Fund                       $        --           $      8              $ (8)
      Schwab S&P 1000 Fund                               --                204              (204)
      Schwab Small-Cap Index Fund(R)                (12,500)                62            12,438
      Schwab International Index Fund(R)                257               (216)              (41)

3.  TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Capital Trust and the Investment Trust have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, the Schwab S&P 500 Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of such net assets over $1 billion, and 0.31% of such assets in excess of $2 billion. the Schwab 1000 Fund(R) pays an annual fee, payable monthly, of 0.30% of the first $500 million of average daily net assets and 0.22% of such assets over $500 million. The Schwab Small-Cap Index Fund(R) pays an annual fee, payable monthly of 0.50% of the first $300 million of average daily net assets and 0.45% of such net assets over $300 million. The Schwab International Index Fund(R) pays an annual fee, payable monthly, of 0.70% of the first $300 million of average daily net assets and 0.60% of such net assets over $300 million. The Investment Adviser has reduced a portion of its fee for the year ended October 31, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Capital Trust and Investment Trust have transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services. for shareholder services provided, Schwab will receive from the Investor Shares, Select Shares and e.Shares(TM) an annual fee of 0.20%, 0.05% and 0.05%, respectively, of the average daily net assets of that class of shares. Schwab has reduced a portion of its fees for the year ended October 31, 1998 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Capital Trust and the Investment Trust are also officers and/or directors of the Investment Adviser and/or Schwab. During the year ended October 31, 1998, the Capital Trust and the Investment Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the the "Act", as amended. The Schwab S&P 500 Fund, Schwab 1000 Fund(R), Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) incurred fees of $26, $45, $8 and $7 respectively, related to the Trusts' unaffiliated trustees.

OTHER AFFILIATED PARTIES AND TRANSACTIONS -- As of October 31, 1998, Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), and Schwab International Index Fund(R), had outstanding shares of 1%, 1%, 0.3% and 1%; 9%, 6%, 2%, and 5%; and 11%, 8%, 2% and 7%, respectively, owned by Schwab MarketTrack(TM) Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio and Schwab MarketTrack All Equity Portfolio(TM) respectively. The Schwab S&P 500 Fund and the Schwab 1000 Fund(R) placed a portion of its portfolio transactions with Charles Schwab & Co., Inc., an affiliated broker. For the year ended October 31, 1998, the commissions paid were $12 and $14, respectively.

INTERFUND TRANSACTIONS -- For the year ended October 31, 1998, Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) engaged in purchase transactions with funds that have a common investment adviser, common trustees, and common officers. These purchases and sale transactions, made at current market value pursuant to Rule 17a-7 under the Act, were $557, $36,422, $39,200 and $2,317, respectively.

4.  EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB
The Investment Adviser and Schwab guarantee that, through at least February 29, 2000, total operating expenses of each class of shares will not exceed the percentages of the average daily net assets of that class of shares, after waivers and reimbursements, as shown below. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.


                                                  Investor Shares     Select Shares     e.Shares
                                                  ---------------     -------------    ----------
         Schwab S&P 500 Fund                           0.35%              0.19%          0.28%
         Schwab 1000 Fund(R)                           0.46%              0.35%           N/A
         Schwab Small-Cap Index Fund(R)                0.49%              0.38%           N/A
         Schwab International Index Fund(R)            0.58%              0.47%           N/A


For the year ended October 31, 1998, the total of such fees and expenses reduced by the Investment Adviser were $6,509, $1,552, $1,911 and $2,126 for the Schwab S&P 500 Fund, Schwab 1000 Fund(R), Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R), respectively. The total of such fees reduced by Schwab were $1,008, $336, $24 and $28 for the Schwab S&P 500 Fund, Schwab 1000 Fund(R), Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R), respectively.

5.  BORROWING AGREEMENTS
The Trusts have line of credit arrangements with PNC Bank N.A. and Bank of America NT & SA whereby the Trusts may borrow on behalf of the Schwab S&P 500 Fund and Schwab 1000 Fund(R), on a temporary basis, to fund shareholder redemptions. The Trusts may borrow in an aggregate amount of up to $100 million from PNC Bank N.A. and $100 million from Bank of America NT & SA. As of October 31, 1998, there were no outstanding borrowings made under these arrangements. The Trusts have line of credit arrangements with The Bank of New York whereby the Trusts may borrow on behalf of the Schwab S&P 500 Fund, Schwab 1000 Fund(R), Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) an aggregate amount of up to $150 million, on a temporary basis, to fund shareholder redemptions. Amounts borrowed under these arrangements bear interest at periodically negotiated rates and may be collateralized by the assets of the Funds. As of October 31, 1998, the Schwab International Index Fund(R) had $434 in borrowings with an interest rate of 5.73% under this arrangement.

6.  SECURITIES LENDING
The Schwab S&P 500 Fund, Schwab 1000 Fund(R), and Schwab Small-Cap Index Fund(R) loaned securities to certain brokers, dealers and other financial institutions who paid the Funds negotiated lenders' fees. The Fund received cash collateral, letters of credit, or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned.

                                               Market Value of
         Fund                                 Securities Loaned      Collateral
         ----                                 ----------------      ------------
         Schwab S&P 500 Fund(R)                  $408,514             $417,834
         Schwab 1000 Fund(R)                      550,463              565,945
         Schwab Small-Cap Index Fund(R)            33,821               35,407

7.  INVESTMENT TRANSACTIONS
Aggregate purchases and sales of investment securities, other than short-term obligations, for the year ended October 31, 1998, were as follows:

                                                               Proceeds of Sales
         Fund                                   Purchases       and Maturities
         ----                                   ----------     -----------------
         Schwab S&P 500 Fund(R)                 $1,887,091       $  26,285
         Schwab 1000 Fund(R)                     1,170,169          92,996
         Schwab Small-Cap Index Fund(R)            480,841         237,527
         Schwab International Index Fund(R)        170,612          25,892

For the Schwab S&P 500 Fund and Schwab 1000 Fund(R), included in the aforementioned purchases of common stock are purchases of The Charles Schwab Corp., an affiliated issuer, with a current value as of October 31, 1998, of $5,611 and $5,812, respectively.


8.  EARLY WITHDRAWAL FEES
The early withdrawal fees are retained by the Funds and are treated as a contribution to capital.


                                            Early withdrawal fees on   Early withdrawal fees
         Fund                                 redemption proceeds*        as of 10/31/98
         ----                               ------------------------   --------------------
         Schwab 1000 Fund(R)                          0.50%                 $834
         Schwab Small-Cap Index Fund(R)               0.50%                  212
         Schwab International Index Fund(R)           0.75%                  127

*Attributable to shares purchased and held less than six months.

9.  CAPITAL SHARE TRANSACTIONS

The Funds offer two classes of shares: Investor Shares and Select Shares, with the exception of Schwab S&P 500 Fund which offers a third class of shares: e.Shares(TM). Shares of each class represent interest in the same portfolio of investments of the Funds. Transactions in capital shares for the period ended October 31, 1998 were as follows:



                                                            Schwab S&P 500 Fund
                                     -----------------------------------------------------------------
                                            Year ended                          Year ended
                                         October 31, 1998                     October 31, 1997
                                     ----------------------------        ----------------------------
                                       Shares            Dollars           Shares           Dollars
                                     ----------       -----------        ----------       -----------
Investor Shares:
   Sold                                  84,045       $ 1,377,701            68,380       $   894,864
   Reinvested                               583             8,407               193             2,235
   Redeemed                             (36,297)         (589,636)          (25,827)         (345,122)
                                    -----------       -----------       -----------       -----------
      Net Increase                       48,331       $   796,472            42,746       $   551,977
                                    -----------       -----------       -----------       -----------

Select Shares:*
   Sold                                  89,528       $ 1,468,401            39,327       $   556,939
   Reinvested                               338             4,872              --                --
   Redeemed                             (33,515)         (545,494)           (5,116)          (73,675)
                                    -----------       -----------       -----------       -----------
      Net Increase                       56,351       $   927,779            34,211       $   483,264
                                    -----------       -----------       -----------       -----------
e.Shares:
   Sold                                  16,938       $   272,872            14,545       $   184,271
   Reinvested                                96             1,381                38               444
   Redeemed                              (9,873)         (157,989)           (8,636)         (116,137)
                                    -----------       -----------       -----------       -----------
      Net Increase                        7,161       $   116,264             5,947       $    68,578
                                    -----------       -----------       -----------       -----------

   Total increase from capital
     share transactions                 111,843       $ 1,840,515            82,904       $ 1,103,819
                                    ===========       ===========       ===========       ===========



                                                                     Schwab 1000 Fund(R)
                                  -------------------------------------------------------------------------------------------
                                           Year ended                      Period ended                   Year ended
                                        October 31, 1998                October 31, 1997**              August 31, 1997
                                  ---------------------------     ---------------------------     ---------------------------
                                    Shares          Dollars         Shares          Dollars          Shares         Dollars
                                  -----------     -----------     -----------     -----------     -----------     -----------
Investor Shares:
   Sold                                46,456     $ 1,340,936           7,163     $   185,593          44,512     $   972,064
   Reinvested                             985          25,237            --              --             1,058          21,833
   Redeemed                           (28,539)       (817,355)         (4,583)      (118,834)         (30,757)       (700,480)
                                  -----------     -----------     -----------     -----------     -----------     -----------
      Net Increase                     18,902     $   548,818           2,580     $    66,759          14,813     $   293,417
                                  -----------     -----------     -----------     -----------     -----------     -----------

Select Shares:*
   Sold                                22,937     $   662,266           3,281     $    85,253          14,614     $   356,648
   Reinvested                             170           4,347            --              --              --              --
   Redeemed                            (5,225)       (148,285)           (407)        (10,522)           (608)        (15,145)
                                  -----------     -----------     -----------     -----------     -----------     -----------
      Net Increase                     17,882     $   518,328           2,874     $    74,731          14,006     $   341,503
                                  -----------     -----------     -----------     -----------     -----------     -----------

   Total increase from capital
     share transactions                36,784     $ 1,067,146           5,454     $   141,490          28,819     $   634,920
                                  ===========     ===========     ===========     ===========     ===========     ===========

 * Select shares commenced operations on May 19, 1997.
** For the period September 1, 1997 to October 31, 1997.


                                                   Schwab Small-Cap Index Fund(R)
                                    ---------------------------------------------------------
                                           Year ended                      Year ended
                                         October 31, 1998               October 31, 1997
                                    -------------------------       -------------------------
                                     Shares          Dollars         Shares          Dollars
                                    ---------       ---------       ---------       ---------
Investor Shares:
   Sold                                15,575       $ 272,822          14,644       $ 230,161
   Reinvested                              82           1,410              64             901
   Redeemed                            (7,657)       (133,456)         (6,952)       (108,657)
                                    ---------       ---------       ---------       ---------
      Net Increase                      8,000       $ 140,776           7,756       $ 122,405
                                    ---------       ---------       ---------       ---------

Select Shares:*
   Sold                                 8,319       $ 145,043           5,002       $  84,325
   Reinvested                              20             334            --              --
   Redeemed                            (3,198)        (53,874)           (428)         (7,620)
                                    ---------       ---------       ---------       ---------
      Net Increase                      5,141       $  91,503           4,574       $  76,705
                                    ---------       ---------       ---------       ---------

   Total increase from capital
     share transactions                13,141       $ 232,279          12,330       $ 199,110
                                    =========       =========       =========       =========



                                                      Schwab International Index Fund(R)
                                          ----------------------------------------------------------
                                                Year ended                       Year ended
                                             October 31, 1998                 October 31, 1997
                                          -------------------------       --------------------------
                                           Shares          Dollars         Shares           Dollars
                                          ---------       ---------       ----------       ---------
Investor Shares:
   Sold                                      11,876       $ 172,076          11,009        $ 142,547
   Reinvested                                   261           3,395             250            3,084
   Redeemed                                  (5,861)        (82,444)         (7,556)        (100,709)
                                          ---------       ---------       ---------        ---------
      Net Increase                            6,276       $  93,027           3,703        $  44,922
                                          ---------       ---------       ---------        ---------

Select Shares:*
   Sold                                       4,284       $  61,174           4,006        $  56,825
   Reinvested                                    41             540            --               --
   Redeemed                                  (1,467)        (20,689)           (287)          (4,039)
                                          ---------       ---------       ---------        ---------
      Net Increase                            2,858       $  41,025           3,719        $  52,786
                                          ---------       ---------       ---------        ---------

   Total increase from capital
     share transactions                       9,134       $ 134,052           7,422        $  97,708
                                          =========       =========       =========        =========


*Select shares commenced operations on May 19, 1997

REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees and Shareholders of Schwab S&P 500 Fund, Schwab 1000 Fund(R),
Schwab Small-Cap Index Fund(R), and
Schwab International Index Fund(R):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), and Schwab International Index Fund(R), (three series constituting part of Schwab Capital Trust) and Schwab 1000 Fund(R) (a series constituting part of Schwab Investments) (hereafter collectively referred to as the "Funds") at October 31, 1998, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standard which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, CA
December 8, 1998

TAX DESIGNATIONS (UNAUDITED)

Pursuant to Section 852 (b) (3) (C) of the Internal Revenue Code, the Small-Cap Index Fund(R) hereby designates $13,000,000 as a capital gain dividend for the fiscal year ended October 31, 1998.

Pursuant to Section 854 (b) (2) of the Internal Revenue Code, the Schwab S&P 500 Fund(R), Schwab 1000 Fund(R), and Schwab Small-Cap Index Fund(R) hereby designates 100% of the ordinary dividends as qualifying for the dividends received deduction for the fiscal year ended October 31, 1998.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small-Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds(1) that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

(1)Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS
FAMILY-Registered Trademark-

101 Montgomery Street
San Francisco, California 94104
















INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C- 1998 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20415 (1298-4860) MKT3810(12/98)